                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06654

                           BNY HAMILTON FUNDS, INC.
              (Exact name of registrant as specified in charter)

    3435 STELZER ROAD COLUMBUS, OH                       43219
(Address of principal executive offices)              (Zip code)

                                   RAY RICE
                         3435 STELZER ROAD, SUITE 1000
                              COLUMBUS, OH 43219
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-426-9363

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BNY HAMILTON GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          COMMON STOCKS--97.2%
          Australia--8.9%
  13,168  Centro Properties Group                                    $   92,655
  68,298  Stockland                                                     449,672
 233,870  Valad Property Group                                          385,421
  44,479  Westfield Group                                               739,128
                                                                     ----------
                                                                      1,666,876
                                                                     ----------
          Canada--3.5%
  12,540  Boardwalk Real Estate Investment Trust                        482,295
   5,300  Dundee Real Estate Investment Trust                           182,386
                                                                     ----------
                                                                        664,681
                                                                     ----------
          France--5.2%
   1,410  Gecina SA                                                     261,286
   2,278  Klepierre                                                     439,207
     941  Unibail                                                       284,193
                                                                     ----------
                                                                        984,686
                                                                     ----------
          Germany--2.4%
   9,609  IVG Immobilien AG                                             457,151
                                                                     ----------
          Hong Kong--7.9%
 290,000  China Resources Land Ltd.                                     349,592
 123,000  Hang Lung Properties Ltd.                                     343,929
  30,000  Henderson Land Development Co., Ltd.                          175,257
 662,000  Shenzhen Investment Ltd.                                      338,021
   8,000  Sun Hung Kai Properties Ltd.                                   92,549
  80,000  The Link Real Estate Investment Trust                         192,469
                                                                     ----------
                                                                      1,491,817
                                                                     ----------
          Japan--12.8%
      21  Japan Retail Fund Investment Corp.                            206,310
  30,000  Mitsubishi Estate Co., Ltd.                                   983,274
  19,000  Mitsui Fudosan Co., Ltd.                                      556,765
      87  NTT Urban Development Corp.                                   203,362
  12,000  Sumitono Realty & Development Co., Ltd.                       454,288
                                                                     ----------
                                                                      2,403,999
                                                                     ----------
          Netherlands--1.7%
   2,263  Rodamco Europe NV                                             313,439
                                                                     ----------
          Singapore--4.6%
  65,000  CapitaLand Ltd.                                               342,466
  45,000  Keppel Land Ltd.                                              281,546
 208,000  The Ascott Group Ltd.                                         234,247

BNY HAMILTON GLOBAL REAL ESTATE SECURITIES FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------

                                                                    -----------
                                                                    $   858,259
                                                                    -----------
          Sweden--1.0%
  12,900  Castellum AB                                                  185,701
                                                                    -----------
          United Kingdom--10.8%
  17,464  British Land Co. PLC                                          523,386
   5,748  Capital & Regional PLC                                        173,617
   7,434  Derwent Valley Holdings PLC                                   316,546
  23,313  Great Portland Estates PLC                                    354,826
   9,346  Hammerson PLC                                                 317,672
   8,359  Land Securities Group PLC                                     350,851
                                                                    -----------
                                                                      2,036,898
                                                                    -----------
          United States--38.4%
   2,100  Alexandria Real Estate Equities, Inc.                         210,777
   2,980  Apartment Investment & Management Co.                         171,916
   3,500  AvalonBay Communities, Inc.                                   455,000
   2,360  Boston Properties, Inc.                                       277,064
   3,330  BRE Properties, Inc.                                          210,290
  15,330  Brookfield Properties Corp.                                   617,799
   4,140  CBL & Associates Properties, Inc.                             185,638
   2,430  Digital Realty Trust, Inc.                                     96,957
   4,770  Douglas Emmett, Inc.                                          121,778
   3,960  Duke Realty Corp.                                             172,141
   3,150  Essex Property Trust, Inc.                                    407,862
   2,550  Federal Realty Investments Trust                              231,081
   3,080  General Growth Properties, Inc.                               198,876
  17,130  Host Hotels & Resorts, Inc.                                   450,690
   6,470  Kimco Realty Corp.                                            315,348
   3,510  Liberty Property Trust                                        171,007
   3,860  National Retail Properties, Inc.                               93,373
   5,290  Prologis                                                      343,480
   2,300  Public Storage, Inc.                                          217,741
   7,950  Simon Property Group, Inc.                                    884,438
   2,230  SL Green Realty Corp.                                         305,911
  15,280  Spirit Finance Corp.                                          227,672
   6,780  Sunstone Hotel Investors, Inc.                                184,823
   1,430  The Macerich Co.                                              132,075
   4,160  Ventas, Inc.                                                  175,261
   2,910  Vornado Realty Trust                                          347,279
                                                                    -----------
                                                                      7,206,277
                                                                    -----------
          Total Common Stocks
          (Cost $ 17,678,466)                                        18,269,784
                                                                    -----------
          MONEY MARKET FUND--1.4%
 266,719  BNY Hamilton Money Fund (Institutional Shares), 5.25% (a)
          (Cost $ 266,719)                                              266,719
                                                                    -----------

BNY HAMILTON GLOBAL REAL ESTATE SECURITIES FUND

March 31, 2007 (Unaudited)

                                                                   VALUE
                                                                -----------
     Total Investments
     (Cost $17,945,185) (b)--98.6%                              $18,536,503
     Other assets less liabilities--1.4%                            265,737
                                                                -----------
     Net Assets--100.0%                                         $18,802,240
                                                                ===========

--------
(a) Represents annualized 7 day yield at March 31, 2007.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2007 net unrealized appreciation was $591,318 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $851,479 and aggregate gross unrealized depreciation of $260,161.

Industry                                      US$ Value   % of Total Net Assets
--------                                    ------------- ---------------------
Real Estate Investment Trusts               $  10,496,798          55.8%
Real Estate Operating Companies                 7,772,986          41.4
Money Market Fund                                 266,719           1.4
Other assets less liabilities                     265,737           1.4
                                            -------------        ------
Net Assets                                     18,802,240         100.0%
                                            -------------        ------

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                           -----------
          COMMON STOCKS--99.3%
          Australia--5.6%
  36,450  Alumina, Ltd. ADR (a)                                     $   858,033
  40,450  Amcor Ltd. ADR (a)                                            988,598
  18,900  Australia & New Zealand Banking Group Ltd. ADR *            2,272,725
  76,549  BHP Ltd. ADR (a)                                            3,708,799
 134,850  Coca-Cola Amatil Ltd. ADR                                   1,917,324
  30,700  Commonwealth Bank of Australia ADR                          3,739,506
 380,500  Foster's Group Ltd. ADR                                     2,105,611
 185,900  Lend Lease Corp. Ltd. ADR                                   3,002,099
  23,520  National Australia Bank Ltd. ADR (a)                        3,830,232
  60,247  Newcrest Mining Ltd. ADR                                    1,157,875
  10,340  TABCORP Holdings Ltd. ADR (a)                               1,377,441
  23,520  Westpac Banking Corp. ADR                                   2,510,760
  32,805  Woodside Petroleum Ltd. ADR (a)                             1,046,548
                                                                    -----------
                                                                     28,515,551
                                                                    -----------
          Austria--0.6%
  48,800  Erste Bank der Oesterreichischen Sparkassen ADR *           1,893,586
  86,500  Oest Elektrizats AG ADR (a)                                   772,852
  10,700  Telekom Austria AG ADR * (a)                                  539,708
                                                                    -----------
                                                                      3,206,146
                                                                    -----------
          Belgium--1.3%
  15,600  Delhaize Group ADR *                                        1,430,520
  88,200  Fortis ADR (a)                                              4,014,158
   6,500  Solvay SA ADR                                                 995,381
                                                                    -----------
                                                                      6,440,059
                                                                    -----------
          Denmark--0.8%
  15,200  D/S Torm A/S ADR (a)                                        1,051,080
  79,000  Danske Bank A/S ADR (a)                                     1,831,188
  14,400  Novo Nordisk A/S ADR                                        1,303,632
                                                                    -----------
                                                                      4,185,900
                                                                    -----------
          Finland--1.4%
  88,800  Amer Sports Oyj ADR                                           969,883
  27,200  Metso Corp. ADR                                             1,436,432
 169,700  Nokia Corp. ADR                                             3,889,524
  37,900  UPM-Kymmene Oyj ADR                                           967,587
                                                                    -----------
                                                                      7,263,426
                                                                    -----------
          France--9.6%
 134,700  Alcatel-Lucent ADR * (a)                                    1,592,154
  74,700  AXA SA ADR * (a)                                            3,182,220
  98,000  BNP Paribas SA ADR (a)                                      5,100,047
  34,006  Business Objects SA ADR*                                    1,230,677

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                           -----------
  19,300  Dassault Systemes SA ADR * (a)                            $ 1,039,305
  76,800  France Telecom SA ADR                                       2,027,520
  86,500  Groupe Danone ADR (a)                                       3,089,780
  31,624  Lafarge SA ADR (a)                                          1,242,507
  13,400  Lagardere SCA ADR *                                         1,028,182
  28,585  L'Air Liquide SA ADR                                        1,388,859
  83,500  L'Oreal SA ADR                                              1,816,876
  39,500  LVMH Moet Hennessy Louis Vuitton SA ADR (a)                   873,361
  16,800  PSA Peugeot Citroen ADR *                                   1,179,889
  24,600  Publicis Group ADR * (a)                                    1,193,100
  85,000  Sanofi-Aventis ADR (a)                                      3,698,350
 101,945  Societe Generale ADR (a)                                    3,511,210
  32,600  Sodexho Alliance SA ADR                                     2,395,122
  13,200  Technip SA ADR                                                962,280
  52,213  Thomson ADR * (a)                                           1,007,189
  86,024  Total SA ADR (a)                                            6,002,755
  34,000  Valeo SA ADR *                                                993,664
  56,000  Veolia Environnement ADR (a)                                4,161,920
                                                                    -----------
                                                                     48,716,967
                                                                    -----------
          Germany--7.6%
 189,000  Allianz AG ADR (a)                                          3,883,951
  16,000  Altana AG ADR (a)                                           1,044,480
  22,100  BASF AG ADR (a)                                             2,484,482
  33,200  Bayer AG ADR (a)                                            2,123,804
  33,200  Commerzbank AG ADR (a)                                      1,465,036
   5,000  Continental AG ADR                                            643,878
  37,600  DaimlerChrysler AG                                          3,076,056
  24,323  Deutsche Bank AG (a)                                        3,272,416
  72,100  Deutsche Lufthansa AG ADR (a)                               1,952,151
 128,300  Deutsche Telekom AG ADR                                     2,120,799
  83,127  E.On AG ADR                                                 3,754,015
  18,300  Fresenius Medical Care AG & Co. ADR                           890,661
  27,100  Hypo Real Estate Holding AG ADR                             1,723,625
   1,500  Puma AG Rudolf Dassler Sport ADR (a)                          546,464
  20,800  RWE AG ADR                                                  2,192,884
  43,780  SAP AG ADR (a)                                              1,954,777
  37,542  Siemens AG ADR                                              4,024,503
  52,000  Volkswagen AG ADR                                           1,558,830
                                                                    -----------
                                                                     38,712,812
                                                                    -----------
          Greece--0.7%
 163,900  Alpha Bank A.E. ADR                                         1,292,696
  58,000  Hellenic Telecommunications Organization SA ADR *             797,500
 116,500  National Bank of Greece SA ADR * (a)                        1,248,880
                                                                    -----------
                                                                      3,339,076
                                                                    -----------

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                           -----------
          Hong Kong--1.7%
 101,000  Cheung Kong (Holdings) Ltd. ADR                           $ 1,278,296
 141,000  CLP Holdings Ltd. ADR                                       1,029,413
  89,400  Hang Seng Bank Ltd. ADR (a)                                 1,269,909
  23,600  Hutchison Whampoa Ltd. ADR *                                1,134,810
  45,300  MTR Corp. Ltd. ADR                                          1,133,913
  81,000  Sun Hung Kai Properties Ltd. ADR                              937,057
  89,000  Swire Pacific Ltd. ADR *(a)                                   998,856
  65,500  Television Broadcasts Ltd. ADR (a)                            818,933
                                                                    -----------
                                                                      8,601,187
                                                                    -----------
          Ireland--1.0%
  22,100  Allied Irish Banks PLC ADR                                  1,323,127
  12,300  Bank of Ireland ADR *                                       1,063,950
  29,000  CRH PLC ADR (a)                                             1,261,210
  83,670  Experian Group Ltd. ADR (a)                                   960,850
  11,600  Ryanair Holdings PLC ADR* (a)                                 519,564
                                                                    -----------
                                                                      5,128,701
                                                                    -----------
          Italy--3.7%
  44,000  Enel SpA ADR * (a)                                          2,354,000
  56,292  Eni SpA ADR (a)                                             3,649,410
  48,300  Fiat SpA ADR* (a)                                           1,224,888
 134,044  Intesa Sanpaolo ADR* (a)                                    6,086,335
  32,500  Italcementi SpA ADR (a)                                       969,943
  29,000  Luxottica Group SpA ADR                                       923,650
  27,900  Mediaset SpA ADR (a)                                          907,495
  54,189  Telecom Italia SpA ADR (a)                                  1,553,057
  45,650  Telecom Italia SpA ADR                                      1,125,273
                                                                    -----------
                                                                     18,794,051
                                                                    -----------
          Japan--22.4%
  11,700  Advantest Corp. ADR (a)                                       521,586
  54,000  Aeon Co., Ltd. ADR (a)                                      1,074,740
 120,000  Aiful Corp. ADR * (a)                                         927,372
   9,400  Ajinomoto Co., Inc. ADR                                     1,079,518
 160,000  All Nippon Airways Co., Ltd. ADR *                          1,254,800
  43,500  Alps Electric Co. Ltd ADR                                   1,016,813
  24,500  Amada Co., Ltd. ADR *                                       1,117,984
 117,000  Asahi Glass Co., Ltd. ADR * (a)                             1,643,896
  16,800  Asahi Kasei Corp. ADR                                       1,220,784
  18,500  Bridgestone Corp. ADR *                                       737,963
  49,500  Canon, Inc. ADR *                                           2,657,160
  36,000  Dai Nippon Printing Co., Ltd. ADR *                         1,130,537
   5,300  Daiwa House Industry Co. Ltd. ADR (a)                         867,660
   9,900  Daiwa Securities Group, Inc. ADR *(a)                       1,193,114
   6,750  Denso Corp. ADR * (a)                                       1,001,566

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                            ----------

  10,200  Ebara Corp. ADR*                                           $  482,897
  48,000  Eisai Co., Ltd. ADR                                         2,296,843
  29,000  Fuji Film Holdings Corp. ADR                                1,184,650
  26,000  Fujitsu Ltd. ADR * (a)                                        864,282
  18,300  Hitachi Ltd. ADR                                            1,412,943
  59,700  Honda Motor Co., Ltd. ADR                                   2,081,739
  14,500  Itochu Corp. ADR *(a)                                       1,434,343
 160,200  Japan Airlines System Corp. ADR * (a)                       1,662,043
  18,000  Kajima Corp. ADR *                                            917,721
   4,300  Kao Corp. ADR                                               1,256,405
  54,000  Kawasaki Heavy Industries, Ltd. ADR *                         912,843
  84,000  Kirin Brewery Co., Ltd. ADR *                               1,210,826
  49,600  Kobe Steel Ltd. ADR *                                         997,669
  18,500  Komatsu Ltd. ADR *                                          1,554,266
  20,800  Kubota Corp. ADR                                              910,208
  10,200  Kyocera Corp. ADR (a)                                         960,330
  32,500  Marui Co., Ltd. ADR (a)                                       795,470
  63,500  Matsui Securities Co., Ltd. ADR* (a)                        1,111,085
   7,600  Matsushita Electica Works Ltd. ADR (a)                        869,583
  82,000  Matsushita Electric Industrial Co., Ltd. ADR                1,648,200
  18,400  Meiji Seika Kaisha Ltd. ADR * (a)                             852,408
  38,500  Millea Holdings, Inc. ADR                                   1,423,345
  35,000  Mitsubishi Corp. ADR *                                      1,621,427
  12,400  Mitsubishi Electric Corp. ADR *                             1,274,918
   7,600  Mitsubishi Estate Co., Ltd. ADR                             2,490,959
 348,000  Mitsubishi UFJ Financial ADR * (a)                          3,918,480
  10,900  Mitsui Sumitomo Insurance Co., Ltd. ADR *(a)                1,365,327
 209,000  NEC Corp. ADR * (a)                                         1,116,060
  60,000  Nidec Corp. ADR                                               965,400
  86,500  Nikko Cordial Corp. ADR (a)                                 1,232,945
  40,800  Nintendo Co., Ltd. ADR *                                    1,479,355
  16,200  Nippon Shokubai Co., Ltd. ADR *                               872,598
  53,600  Nippon Telegraph &Telephone Corp. ADR *                     1,415,576
 139,000  Nippon Yusen KK ADR *(a)                                    2,224,946
  54,500  Nissan Motor Co., Ltd. ADR (a)                              1,166,300
  14,250  Nisshin Steel Co., Ltd. ADR *                               1,226,170
   2,000  Nitto Denko Corp. ADR * (a)                                   936,693
  84,000  Nomura Holdings, Inc. ADR*                                  1,741,320
   9,400  NSK Ltd. ADR (a)                                              894,821
  92,300  NTT DoCoMo, Inc. ADR *                                      1,701,089
  22,300  Oji Paper Co. Ltd. ADR *                                    1,180,395
  88,000  Olympus Corp. ADR * (a)                                     3,003,510
  34,000  Omron Corp ADR                                                912,808
  11,000  Ricoh Co. Ltd. ADR *(a)                                     1,229,250
  14,000  Secom Co., Ltd. ADR (a)                                     1,297,142
 112,000  Sega Sammy Holding, Inc. ADR *(a)                             652,131
  63,000  Sharp Corp. ADR *(a)                                        1,211,181
  57,000  Shiseido Co., Ltd. ADR *                                    1,156,171
  44,600  Sony Corp. ADR                                              2,251,854
   8,300  Sumitomo Electric Industries Ltd. ADR                       1,259,674
  29,500  Sumitomo Metal Industries Ltd. ADR * (a)                    1,521,533

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                           US$ VALUE
---------                                                          ------------

 253,000  Sumitomo Mitsui Financial Group, Inc. ADR *              $  2,292,686
   7,100  Suruga Bank Ltd. ADR *(a)                                     923,616
  24,800  Taiheiyo Cement Corp. ADR *                                 1,094,288
  24,400  Taisei Corp. ADR *                                            903,054
  11,000  TDK Corp. ADR (a)                                             957,000
  16,200  Teijin Ltd. ADR * (a)                                         912,385
  12,100  The Bank of Fukuoka Ltd. ADR *                                974,558
  17,600  The Bank of Yokohama Ltd. ADR *                             1,310,218
  11,400  The Shizuoka Bank Ltd. ADR *(a)                             1,211,688
 133,000  The Sumitomo Trust & Banking Co. Ltd. ADR *(a)              1,384,344
  10,400  Tokyu Land Corp. ADR *                                      1,182,910
  18,600  Toppan Printing Co., Ltd. ADR *(a)                            968,790
  12,500  Toray Industries, Inc. ADR *                                  901,969
   4,600  TOTO Ltd. ADR                                                 460,098
   5,200  Toyo Suisan Kaisha Ltd. ADR                                 1,021,724
  56,650  Toyota Motor Corp. ADR *                                    7,260,264
  32,000  Trend Micro, Inc. ADR * (a)                                   875,840
  10,500  Yamazaki Baking Co., Ltd. ADR * (a)                           955,960
                                                                   ------------
                                                                    113,197,017
                                                                   ------------
          Netherlands--5.8%
  79,500  ABN AMRO Holding NV ADR (a)                                 3,420,090
  72,200  Aegon NV ADR                                                1,439,668
  10,000  Akzo Nobel NV ADR *                                           759,200
  36,524  Arcelor Mittal, Class A, ADR (a)                            1,931,755
  32,650  Heineken NV ADR                                               850,986
  80,700  ING Groep NV ADR (a)                                        3,416,031
  33,700  James Hardie Industries NV ADR * (a)                        1,138,386
  95,500  Koninklijke (Royal) KPN NV ADR (a)                          1,492,665
  41,500  Koninklijke (Royal) Philips Electronics NV ADR              1,581,150
  49,000  Koninklijke Ahold NV ADR*                                     575,260
  16,000  Koninklijke DSM NV ADR (a)                                    178,587
  69,427  Royal Dutch Shell PLC ADR, Class A                          4,603,010
  51,838  Royal Dutch Shell PLC ADR, Class B (a)                      3,452,929
  23,500  TNT NV ADR                                                  1,082,175
  76,600  Unilever NV ADR (a)                                         2,238,252
  34,800  Wolters Kluwer NV ADR * (a)                                 1,040,436
                                                                   ------------
                                                                     29,200,580
                                                                   ------------
          New Zealand--0.2%
  31,425  Telecom Corp. of New Zealand Ltd. ADR (a)                     854,760
                                                                   ------------
          Norway--1.0%
   9,280  DnB NOR ASA ADR                                             1,304,409
  43,500  Norsk Hydro ASA ADR (a)                                     1,427,670
  13,600  Orkla ASA ADR                                                 954,702
  41,900  Statoil ASA ADR *(a)                                        1,134,652
                                                                   ------------
                                                                      4,821,433
                                                                   ------------

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                           -----------
          Portugal--0.4%
   30,170 Energias de Portugal SA ADR *(a)                          $ 1,619,224
   25,000 Portugal Telecom SGPS SA ADR *                                336,000
                                                                    -----------
                                                                      1,955,224
                                                                    -----------
          Singapore--1.0%
  108,500 CapitaLand Ltd. ADR (a)                                     1,143,308
   16,500 DBS Group Holdings Ltd. ADR *                                 930,189
   34,000 Keppel Corp. Ltd. ADR (a)                                     850,894
   53,750 Neptune Orient Lines Ltd. ADR                                 458,772
   32,935 Singapore Telecommunications Ltd. ADR                         711,452
   33,500 United Overseas Bank Ltd. ADR                                 926,633
                                                                    -----------
                                                                      5,021,248
                                                                    -----------
          Spain--4.0%
  159,500 Banco Bilbao Vizcaya Argentaria SA ADR (a)                  3,915,725
  247,400 Banco Santander Central Hispano SA ADR                      4,411,142
1,342,000 Corporacion Mapfre SA ADR *(a)                              1,371,524
   69,800 Endesa SA ADR (a)                                           3,736,394
   28,000 NH Hoteles SA ADR (a)                                       1,275,456
   45,000 Repsol YPF SA ADR (a)                                       1,509,300
   60,575 Telefonica SA ADR (a)                                       4,022,180
                                                                    -----------
                                                                     20,241,721
                                                                    -----------
          Sweden--2.7%
   74,400 AB SKF ADR (a)                                              1,540,258
   32,200 Atlas Copco AB ADR                                          1,021,152
   55,200 Atlas Copco AB ADR (a)                                      1,825,288
   22,100 Electrolux AB ADR (a)                                       1,115,064
   26,750 Husqvarna AB ADR*                                             878,818
  100,000 Sandvik AB ADR *                                            1,767,360
   20,300 Svenska Cellulosa AB (SCA) ADR                              1,082,112
   65,800 Telefonaktiebolaget LM Ericsson ADR (a)                     2,440,522
   22,700 Volvo AB ADR                                                1,908,389
                                                                    -----------
                                                                     13,578,963
                                                                    -----------
          Switzerland--6.7%
  115,210 ABB Ltd. ADR (a)                                            1,979,308
   55,600 Adecco SA ADR                                                 886,820
   49,440 Credit Suisse Group ADR                                     3,551,275
   66,048 Nestle SA ADR                                               6,400,968
   97,910 Novartis AG ADR                                             5,348,823
   58,160 Roche Holding Ltd. ADR                                      5,121,395
   20,544 Swiss Reinsurance Co. ADR *(a)                              1,867,943
   12,700 Swisscom AG ADR                                               459,105
   32,400 Syngenta AG ADR *                                           1,232,820
   85,260 UBS AG                                                      5,067,002

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                            US$ VALUE
---------                                                           -----------

  66,800  Zurich Financial Services AG ADR                          $ 1,919,244
                                                                    -----------
                                                                     33,834,703
                                                                    -----------
          United Kingdom--21.1%
  56,500  Alliance Boots PLC ADR *                                    1,137,537
  82,900  Amvescap PLC ADR (a)                                        1,832,090
 122,200  Anglo American PLC ADR                                      3,228,524
  66,969  AstraZeneca PLC ADR                                         3,592,887
  47,425  BAE Systems PLC ADR                                         1,711,521
  88,325  Barclays PLC ADR (a)                                        5,029,226
  27,800  BG Group PLC ADR                                            1,993,816
  54,000  BHP Billiton PLC ADR (a)                                    2,411,100
 121,896  BP PLC ADR (a)                                              7,892,767
  14,300  British Airways PLC ADR *(a)                                1,380,236
  37,000  British American Tobacco PLC ADR (a)                        2,332,480
  27,050  British Sky Broadcasting Group PLC ADR                      1,211,840
  39,520  BT Group PLC ADR *(a)                                       2,371,595
  26,904  Cadbury Schweppes PLC ADR                                   1,382,058
  21,378  Centrica PLC ADR (a)                                        1,620,593
 239,100  Compass Group PLC ADR                                       1,594,462
  29,795  Diageo PLC ADR                                              2,411,906
  52,320  Friends Provident PLC ADR                                   1,975,404
   7,800  Gallaher Group PLC ADR*                                       696,150
 113,751  GlaxoSmithKline PLC ADR (a)                                 6,285,881
  13,100  Hanson PLC ADR                                              1,060,183
 174,700  HBOS PLC ADR (a)                                            3,587,552
 107,880  HSBC Holdings PLC ADR (a)                                   9,472,943
  25,125  Imperial Chemical Industries PLC ADR                          988,920
  16,700  Imperial Tobacco Group PLC ADR                              1,498,658
  45,600  Intercontinental Hotels Group PLC ADR (a)                   1,127,688
  13,740  International Power PLC ADR *(a)                            1,078,727
 167,510  Invensys PLC ADR *(a)                                         954,438
   6,012  J Sainsbury PLC ADR*                                          261,823
  13,350  Johnson Matthey PLC ADR *(a)                                  825,325
 111,626  Kingfisher PLC ADR (a)                                      1,218,399
 172,611  Ladbrokes PLC ADR                                           1,362,678
 111,900  Legal & General Group PLC ADR                               1,744,834
  63,525  Lloyds TSB Group PLC ADR (a)                                2,824,957
  15,250  Marks & Spencer Group PLC ADR *                             1,214,078
  24,768  National Grid PLC ADR*                                      1,951,966
  64,850  Prudential Corp. PLC ADR                                    1,837,849
  23,125  Reed Elsevier PLC ADR                                       1,110,463
  54,500  Rentokil Initial PLC ADR                                      871,188
  25,360  Rolls-Royce Group PLC ADR (a)                               1,229,202
  50,200  SABMiller PLC ADR *                                         1,097,834
  45,400  Scottish & Southern Energy PLC ADR (a)                      1,372,197
  15,166  Scottish Power PLC ADR * (a)                                  952,273
  38,990  Signet Group PLC ADR* (a)                                     975,530
  19,020  Smith & Nephew PLC ADR                                      1,207,390
 114,668  Tesco PLC ADR *                                             2,997,422
  40,425  Tomkins PLC ADR (a)                                           850,138

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2007 (Unaudited)

  NUMBER
 OF SHARES                                                         US$ VALUE
 ---------                                                       -------------

     61,020 Unilever PLC ADR (a)                                 $   1,834,871
     30,050 United Utilities PLC ADR *                                 892,485
    204,463 Vodafone Group PLC ADR * (a)                             5,491,875
     42,100 Wolseley PLC ADR                                           999,875
                                                                 -------------
                                                                   106,985,834
                                                                 -------------
            Total Common Stocks
            (Cost $ 356,523,450)                                   502,595,359
                                                                 -------------
            MONEY MARKET FUND--0.3%
  1,451,893 BNY Hamilton Money Fund (Institutional Shares),
            5.25% (b)
            (Cost $ 1,451,893)                                       1,451,893
                                                                 -------------
            INVESTMENT OF CASH COLLATERAL FOR SECURITIES
            LOANED-27.7%
            MONEY MARKET FUND--27.7%
140,406,814 BNY Institutional Cash Reserve Fund, 5.34% (c)
            (Cost $140,406,814) (d)                                140,406,814
                                                                 -------------
            Total Investments
            (Cost $498,382,157) (e)--127.3%                        644,454,066
            Liabilities in excess of other assets--(27.3%)        (138,421,954)
                                                                 -------------
            Net Assets--100.0%                                   $ 506,032,112
                                                                 =============
--------
ADR American Depositary Receipt.
*   Non-income producing security.
(a) Security, or a portion thereof, was on loan at March 31, 2007.
(b) Represents annualized 7 day yield at March 31, 2007.
(c) Interest rate shown reflects the yield as of March 31, 2007.
(d) At March 31, 2007, the total market value of Fund's securities on loan was $136,341,814 and the total value of the collateral held by the Fund was $140,406,814.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31,2007 net unrealized appreciation was $146,071,909 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $150,347,434 and aggregate gross unrealized depreciation of $4,275,525 .

See previously submitted notes to financial statement in the annual report dated December 31, 2006.

BNY HAMILTON INTERNATIONAL EQUITY FUND

Schedule of Investments (Conituned)

Industry Diversification

March 31, 2007 (Unaudited)

                                                                        % OF
                                                                       TOTAL
                                                          US$ VALUE  NET ASSETS
                                                         ----------- ----------

Advertising                                              $ 1,193,100     0.2%
Aerospace/Defense                                          2,940,722     0.6
Agriculture                                                4,527,288     0.9
Airlines                                                   6,768,794     1.3
Apparel                                                      546,464     0.1
Auto Manufacturers                                        17,547,966     3.5
Auto Parts & Equipment                                     3,377,071     0.7
Banks                                                     95,287,843    18.8
Beverages                                                  9,594,487     1.9
Building Materials                                         9,279,996     1.8
Chemicals                                                 15,051,933     3.0
Commercial Services                                        6,115,327     1.2
Computers                                                  1,821,282     0.4
Cosmetics/Personal Care                                    4,229,452     0.8
Distribution/Wholesale                                     4,055,645     0.8
Diversified Financial Services                            15,545,118     3.1
Electric                                                  20,813,945     4.1
Electrical Components & Equipment                          5,158,716     1.0
Electronics                                                6,108,747     1.2
Engineering & Construction                                 3,800,083     0.7
Entertainment                                              2,740,118     0.5
Food                                                      25,075,266     4.9
Food Service                                               3,989,584     0.8
Forest Products & Paper                                    3,230,094     0.6
Gas                                                        1,620,593     0.3
Hand/Machine Tools                                         2,732,760     0.5
Healthcare-Products                                        2,131,040     0.4
Healthcare-Services                                          890,661     0.2
Holding Companies-Diversified                              3,857,922     0.8
Home Builders                                                867,660     0.2
Home Furnishings                                           6,022,307     1.2
Household Products/Wares                                     878,818     0.2
Housewares                                                   460,098     0.1
Insurance                                                 25,427,340     5.0
Internet                                                   1,986,925     0.4
Iron/Steel                                                 5,677,127     1.1
Leisure Time                                               1,622,014     0.3
Lodging                                                    2,403,144     0.5
Machinery-Construction & Mining                            4,400,706     0.9
Machinery-Diversified                                      5,855,910     1.1
Media                                                      6,117,349     1.2
Metal Fabricate/Hardware                                   2,435,079     0.5
Mining                                                    11,364,331     2.2
Miscellaneous Manufacturing                               10,930,082     2.2
Office/Business Equipment                                  3,886,410     0.8
Oil & Gas                                                 32,712,857     6.5
Oil & Gas Services                                           962,280     0.2
Packaging & Containers                                       988,598     0.2
Pharmaceuticals                                           27,647,811     5.5
Real Estate                                               10,034,629     2.5
Retail                                                     6,415,754     1.3

BNY HAMILTON INTERNATIONAL EQUITY FUND

Schedule of Investments (Conituned)

Industry Diversification (Continued)

March 31, 2007 (Unaudited)

                                                                        % OF
                                                                       TOTAL
                                                        US $ VALUE   NET ASSETS
                                                      -------------  ----------

Software                                              $   4,224,759      0.8%
Telecommunications                                       34,942,354      6.9
Textiles                                                  1,814,354      0.4
Toys/Games/Hobbies                                        1,479,355      0.3
Transportation                                            5,950,886      1.2
Water                                                     5,054,405      1.0
Money Market Fund                                       141,858,707     28.0
                                                      -------------    -----
Total value of investments                              644,454,066    127.3
Liabilities in excess of other assets                  (138,421,954)   (27.3)
                                                      -------------    -----
Net Assets                                            $ 506,032,112    100.0%
                                                      -------------    -----

See previously submitted notes to financial statement in the annual report dated December 31, 2006.

BNY HAMILTON LARGE CAP EQUITY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          COMMON STOCKS--97.8%
          Aerospace/Defense--1.6%
 101,000  United Technologies Corp.                                 $ 6,565,000
                                                                    -----------
          Auto Parts & Equipment--1.0%
  45,000  Johnson Controls, Inc.                                      4,257,900
                                                                    -----------
          Banks--3.7%
 170,000  Bank of America Corp.                                       8,673,400
 121,500  Wachovia Corp.                                              6,688,575
                                                                    -----------
                                                                     15,361,975
                                                                    -----------
          Beverages--1.7%
 110,000  PepsiCo, Inc.                                               6,991,600
                                                                    -----------
          Biotechnology--1.7%
  88,500  Amgen, Inc.*                                                4,945,380
  38,500  Celgene Corp.*                                              2,019,710
                                                                    -----------
                                                                      6,965,090
                                                                    -----------
          Chemicals--2.0%
  80,000  Air Products and Chemicals, Inc.                            5,916,800
  50,000  duPont (E.I.) de Nemours & Co.                              2,471,500
                                                                    -----------
                                                                      8,388,300
                                                                    -----------
          Commercial Services--1.5%
 168,000  Accenture Ltd. (Bermuda)                                    6,474,720
                                                                    -----------
          Computers--4.7%
  92,000  Apple, Inc.*                                                8,547,720
  69,000  Cognizant Technology Solutions Corp.*                       6,090,630
 350,000  EMC Corp.*                                                  4,847,500
                                                                    -----------
                                                                     19,485,850
                                                                    -----------
          Cosmetics/Personal Care--3.7%
 168,000  Avon Products, Inc.                                         6,259,680
  70,000  Colgate-Palmolive Co.                                       4,675,300
  74,375  Procter & Gamble Co.                                        4,697,525
                                                                    -----------
                                                                     15,632,505
                                                                    -----------
          Diversified Financial Services--8.5%
  61,500  Capital One Financial Corp.                                 4,640,790
 154,000  Citigroup, Inc.                                             7,906,360
 172,000  JPMorgan Chase & Co.                                        8,321,360
  68,000  Merrill Lynch & Co., Inc. (a)                               5,553,560
  65,000  Morgan Stanley                                              5,119,400

BNY HAMILTON LARGE CAP EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------

 210,000  The Charles Schwab Corp.                                  $ 3,840,900
                                                                    -----------
                                                                     35,382,370
                                                                    -----------
          Electric--2.3%
 100,000  Allegheny Energy, Inc.*                                     4,914,000
 225,000  Duke Energy Corp.                                           4,565,250
                                                                    -----------
                                                                      9,479,250
                                                                    -----------
          Electrical Components & Equipment--1.0%
  94,000  Emerson Electric Co.                                        4,050,460
                                                                    -----------
          Food--1.9%
 217,000  Safeway, Inc.                                               7,950,880
                                                                    -----------
          Forest Products & Paper--1.0%
 110,000  Plum Creek Timber Co., Inc.                                 4,336,200
                                                                    -----------
          Healthcare--Products--3.6%
  96,500  Johnson & Johnson                                           5,815,090
  96,000  Medtronic, Inc.*                                            4,709,760
  53,000  Zimmer Holdings, Inc.*                                      4,526,730
                                                                    -----------
                                                                     15,051,580
                                                                    -----------
          Healthcare--Services--1.0%
  54,000  WellPoint, Inc.*                                            4,379,400
                                                                    -----------
          Insurance--5.9%
  65,000  American International Group, Inc.                          4,369,300
  70,328  Hartford Financial Services Group, Inc.                     6,721,950
  40,000  Prudential Financial, Inc.                                  3,610,400
  80,000  The Allstate Corp.                                          4,804,800
 100,000  The St. Paul Travelers Cos., Inc.                           5,177,000
                                                                    -----------
                                                                     24,683,450
                                                                    -----------
          Internet--1.8%
 107,000  Akamai Technologies, Inc.*                                  5,341,440
   4,800  Google, Inc., Class A*                                      2,199,168
                                                                    -----------
                                                                      7,540,608
                                                                    -----------
          Leisure Time--1.2%
 106,000  Carnival Corp.                                              4,967,160
                                                                    -----------
          Machinery--Construction & Mining--1.3%
  80,000  Caterpillar, Inc.                                           5,362,400
                                                                    -----------

BNY HAMILTON LARGE CAP EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Machinery--Diversified--1.2%
  45,000  Deere & Co.                                               $ 4,888,800
                                                                    -----------
          Media--2.5%
 202,500  Comcast Corp., Class A* (a)                                 5,157,675
 275,000  Time Warner, Inc.                                           5,423,000
                                                                    -----------
                                                                     10,580,675
                                                                    -----------
          Miscellaneous Manufacturing--7.1%
  56,000  3M Co.                                                      4,280,080
  46,000  Danaher Corp.                                               3,286,700
 273,000  General Electric Co.                                        9,653,280
 140,000  Honeywell International, Inc.                               6,448,400
  68,000  Textron, Inc.                                               6,106,400
                                                                    -----------
                                                                     29,774,860
                                                                    -----------
          Oil & Gas--4.4%
  60,000  Chevron Corp.                                               4,437,600
  80,000  ConocoPhillips                                              5,468,000
 113,000  Exxon Mobil Corp.                                           8,525,850
                                                                    -----------
                                                                     18,431,450
                                                                    -----------
          Oil & Gas Services--3.8%
  92,000  BJ Services Co.                                             2,566,800
 142,700  Grant Prideco, Inc.*                                        7,112,168
  90,000  Schlumberger Ltd. (a)                                       6,219,000
                                                                    -----------
                                                                     15,897,968
                                                                    -----------
          Pharmaceuticals--5.8%
  60,000  Gilead Sciences, Inc.*                                      4,590,000
  72,200  Novartis AG ADR (Switzerland)                               3,944,286
 163,000  Pfizer, Inc.                                                4,117,380
 141,500  Teva Pharmaceutical Industries Ltd. ADR (Israel) (a)        5,296,345
 124,000  Wyeth                                                       6,203,720
                                                                    -----------
                                                                     24,151,731
                                                                    -----------
          Pipelines--3.3%
  50,000  Questar Corp. (a)                                           4,460,500
 185,000  Spectra Energy Corp.                                        4,859,950
 162,000  The Williams Cos., Inc.                                     4,610,520
                                                                    -----------
                                                                     13,930,970
                                                                    -----------

BNY HAMILTON LARGE CAP EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           ------------
          REITS--1.4%
  147,780 Digital Realty Trust, Inc.                                $  5,896,422
                                                                    ------------
          Retail--5.7%
  200,000 PetSmart, Inc.                                               6,592,000
  189,000 Staples, Inc.                                                4,883,760
   97,000 Target Corp.                                                 5,748,220
  127,000 Urban Outfitters , Inc. (a)                                  3,366,770
   70,000 Wal-Mart Stores, Inc.                                        3,286,500
                                                                    ------------
                                                                      23,877,250
                                                                    ------------
          Semiconductors--3.7%
  343,000 Intel Corp.                                                  6,561,590
   40,000 MEMC Electronic Materials, Inc.                              2,423,200
  274,500 National Semiconductor Corp.                                 6,626,430
                                                                    ------------
                                                                      15,611,220
                                                                    ------------
          Software--3.6%
  135,000 Adobe Systems, Inc.*                                         5,629,500
  337,500 Microsoft Corp.                                              9,406,125
                                                                    ------------
                                                                      15,035,625
                                                                    ------------
          Telecommunications--4.2%
  188,000 Cisco Systems, Inc.*                                         4,799,640
  191,000 Corning, Inc.*                                               4,343,340
  100,000 Qualcomm, Inc.*                                              4,266,000
  105,000 Verizon Communications, Inc.                                 3,981,600
                                                                    ------------
                                                                      17,390,580
                                                                    ------------
          Total Common Stocks
          (Costs $ 323,969,895)                                      408,774,249
                                                                    ------------
          MONEY MARKET FUND --1.7%
7,274,934 BNY Hamilton Money Fund (Institutional Shares), 5.25% (b)
          (Cost $ 7,274,934)                                           7,274,934
                                                                    ------------
          INVESTMENT OF CASH COLLATERAL FOR SECURITIES
          LOANED--2.0%
          MONEY MARKET FUND--2.0%
8,456,191 BNY Institutional Cash Reserve Fund, 5.34% (c)
          (Cost $8,456,191) (d)                                        8,456,191
                                                                    ------------

BNY HAMILTON LARGE CAP EQUITY FUND

March 31, 2007 (Unaudited)

                                                                      VALUE
                                                                  ------------
          Total Investments Before Outstanding
          Written Options
          (Cost $339,701,020) (e) --101.5%
                                                                  $424,505,374
                                                                  ------------
NUMBER OF
CONTRACTS                                            STRIKE PRICE
---------                                            ------------
          OUTSTANDING OPTIONS WRITTEN--0.0%
   300    Grant Prideco , Inc.
          expiring April 21, 2007
          (Premiums received $ 66,613)                   $ 45         (162,000)
                                                                  ------------
          Total Investments Net of Outstanding
          Written Options
          (Cost $ 339,631,407)--101.5%                             424,343,374
          Liabilities in excess of other
          assets--(1.5%)                                            (6,224,884)
                                                                  ------------
          Net Assets--100.0%                                      $418,118,490
                                                                  ============
--------
*   Non-income producing security.
ADR American Depositary Receipt.
(a) Securities, or portion thereof, were on loan at March 31, 2007.
(b) Represents annualized 7 day yield at March 31, 2007.
(c) Interest rate shown reflects the yield as of March 31, 2007.
(d) At March 31, 2007, the total market value of the Fund's securities on loan was $8,221,726 and the total value of the collateral held by the Fund was $8,456,191.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2007 net unrealized appreciation was $84,708,968 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $88,183,860 and aggregate gross unrealized depreciation of $3,474,892.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON LARGE CAP GROWTH FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          COMMON STOCKS--98.9%
          Aerospace/Defense--2.0%
  41,750  United Technologies Corp.                                  $2,713,750
                                                                     ----------
          Agriculture--1.2%
  18,700  Altria Group, Inc.                                          1,642,047
                                                                     ----------
          Beverages--1.5%
  32,200  PepsiCo, Inc.                                               2,046,632
                                                                     ----------
          Biotechnology--4.8%
  29,300  Amgen, Inc.*                                                1,637,284
  11,300  Celgene Corp.*                                                592,798
  17,050  Genentech, Inc.*                                            1,400,146
  23,000  Invitrogen Corp.* (a)                                       1,463,950
  69,000  PDL BioPharma, Inc.* (a)                                    1,497,300
                                                                     ----------
                                                                      6,591,478
                                                                     ----------
          Chemicals--2.8%
  38,500  Monsanto Co.                                                2,115,960
  27,950  Praxair, Inc.                                               1,759,732
                                                                     ----------
                                                                      3,875,692
                                                                     ----------
          Commercial Services--4.0%
  58,900  Accenture Ltd. (Bermuda)                                    2,270,006
  40,900  Pharmaceutical Product Development, Inc. (a)                1,377,921
  38,000  Weight Watchers International, Inc.                         1,751,420
                                                                     ----------
                                                                      5,399,347
                                                                     ----------
          Computers--5.0%
  39,750  Apple, Inc.*                                                3,693,172
 123,050  EMC Corp.*                                                  1,704,243
  34,800  Hewlett-Packard Co.                                         1,396,872
                                                                     ----------
                                                                      6,794,287
                                                                     ----------
          Cosmetics/Personal Care--5.0%
  73,550  Avon Products, Inc.                                         2,740,473
  40,200  Colgate-Palmolive Co.                                       2,684,958
  21,800  Procter & Gamble Co.                                        1,376,888
                                                                     ----------
                                                                      6,802,319
                                                                     ----------
          Diversified Financial Services--5.5%
  37,850  Ameriprise Financial, Inc.                                  2,162,749
  18,350  Capital One Financial Corp.                                 1,384,691
   9,000  Goldman Sachs Group, Inc.                                   1,859,670
 116,900  The Charles Schwab Corp.                                    2,138,101

BNY HAMILTON LARGE CAP GROWTH FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------

                                                                     ----------
                                                                     $7,545,211
                                                                     ----------
          Electric--1.2%
 31,900   Allegheny Energy, Inc.*                                     1,567,566
                                                                     ----------
          Electrical Components & Equipment--1.5%
 46,650   Emerson Electric Co.                                        2,010,149
                                                                     ----------
          Food--1.1%
 39,500   Safeway, Inc.                                               1,447,280
                                                                     ----------
          Healthcare-Products--4.8%
 52,250   Johnson & Johnson                                           3,148,585
 26,000   Medtronic, Inc.                                             1,275,560
 24,620   Zimmer Holdings, Inc.*                                      2,102,794
                                                                     ----------
                                                                      6,526,939
                                                                     ----------
          Healthcare-Services--2.8%
 37,100   Psychiatric Solutions, Inc.*                                1,495,501
 29,000   WellPoint, Inc.*                                            2,351,900
                                                                     ----------
                                                                      3,847,401
                                                                     ----------
          Insurance--1.9%
 38,969   American International Group, Inc.                          2,619,496
                                                                     ----------
          Internet--3.0%
 42,100   Akamai Technologies, Inc.*                                  2,101,632
  4,325   Google, Inc., Class A*                                      1,981,542
                                                                     ----------
                                                                      4,083,174
                                                                     ----------
          Machinery-Construction & Mining--1.6%
 32,000   Caterpillar, Inc.                                           2,144,960
                                                                     ----------
          Media--1.4%
 24,000   Comcast Corp., Class A* (a)                                   622,800
 67,650   Time Warner, Inc.                                           1,334,058
                                                                     ----------
                                                                      1,956,858
                                                                     ----------
          Miscellaneous Manufacturing--7.7%
 29,900   3M Co.                                                      2,285,257
 78,500   General Electric Co.                                        2,775,760
 31,600   Honeywell International, Inc.                               1,455,496
 43,600   Illinois Tool Works, Inc.                                   2,249,760
 19,350   Textron, Inc.                                               1,737,630

BNY HAMILTON LARGE CAP GROWTH FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------

                                                                    -----------
                                                                    $10,503,903
                                                                    -----------
          Oil & Gas--1.2%
  24,200  ConocoPhillips                                              1,654,070
                                                                    -----------
          Oil & Gas Services--3.2%
  28,200  National Oilwell Varco, Inc.*                               2,193,678
  48,000  Weatherford International Ltd.*                             2,164,800
                                                                    -----------
                                                                      4,358,478
                                                                    -----------
          Pharmaceuticals--5.1%
  28,750  Gilead Sciences, Inc.*                                      2,199,374
  27,500  Sepracor, Inc.*                                             1,282,325
  46,550  Teva Pharmaceutical Industries Ltd. ADR (Israel)            1,742,367
  35,650  Wyeth                                                       1,783,570
                                                                    -----------
                                                                      7,007,636
                                                                    -----------
          Pipelines--1.1%
  16,250  Questar Corp.                                               1,449,663
                                                                    -----------
          REITS--1.0%
  35,000  Digital Realty Trust, Inc. (a)                              1,396,500
                                                                    -----------
          Retail--8.5%
  68,500  Applebee's International, Inc.                              1,697,430
  41,600  Home Depot, Inc.                                            1,528,384
  64,650  PetSmart, Inc. (a)                                          2,130,863
  63,450  Staples, Inc.                                               1,639,548
  27,900  Target Corp.                                                1,653,354
  56,000  Urban Outfitters, Inc.                                      1,484,560
  31,550  Wal-Mart Stores, Inc.                                       1,481,273
                                                                    -----------
                                                                     11,615,412
                                                                    -----------
          Semiconductors--6.1%
 153,400  Intel Corp.                                                 2,934,542
  56,750  MEMC Electronic Materials, Inc.*                            3,437,915
  81,000  National Semiconductor Corp.                                1,955,340
                                                                    -----------
                                                                      8,327,797
                                                                    -----------
          Software--7.9%
  45,850  Adobe Systems, Inc.*                                        1,911,945
  30,700  Electronic Arts, Inc.*                                      1,546,052
  50,480  Infosys Tech Ltd. ADR (India)                               2,536,620
 170,600  Microsoft Corp.                                             4,754,621

BNY HAMILTON LARGE CAP GROWTH FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                                        VALUE
---------                                                                    ------------

                                                                             ------------
                                                                             $ 10,749,238
                                                                             ------------
          Telecommunications--5.1%
  154,550 Cisco Systems, Inc.*                                                  3,945,662
   66,350 Corning, Inc.*                                                        1,508,799
   33,400 QUALCOMM, Inc.                                                        1,424,844
                                                                             ------------
                                                                                6,879,305
                                                                             ------------
          Transportation--0.9%
   18,450 United Parcel Service, Inc., Class B (a)                              1,293,345
                                                                             ------------
          Total Common Stocks
          (Cost $ 118,814,401)                                                134,849,933
                                                                             ------------
          MONEY MARKET FUND--0.1%
  155,474 BNY Hamilton Money Fund (Institutional Shares),
          5.25% (b)
          (Cost $ 155,474)                                                        155,474
                                                                             ------------
          INVESTMENT OF CASH COLLATERAL FOR SECURITIES
          LOANED--2.6%
          MONEY MARKET FUND--2.6%
3,530,672 BNY Institutional Cash Reserve Fund, 5.34% (c)
          (Cost $ 3,530,672) (d)                                                3,530,672
                                                                             ------------
          Total Investments Before Outstanding Written Options
          (Cost $122,500,547) (e)--101.6%                                     138,536,079
                                                                             ------------
NUMBER OF
CONTRACTS                                                       STRIKE PRICE
---------                                                       ------------
          OUTSTANDING WRITTEN OPTIONS--0.0%
       50 National Oilwell Varco, Inc.
          expiration April 21, 2007
          (Premium received $ 13,600)                              $70.00         (46,000)
                                                                             ------------
          Total Investments Net of Outstanding Written Options
          (Cost $ 122,486,947)--101.6%                                        138,490,079
          Liabilities in excess of other assets--(1.6%)                        (2,216,370)
                                                                             ------------
          Net Assets--100.0%                                                 $136,273,709
                                                                             ============

BNY HAMILTON LARGE CAP GROWTH FUND

Schedule of Investments

March 31, 2007 (Unaudited)
--------
ADR American Depositary Receipt.
*   Non-incoming producing security.
(a) Security, or portion thereof, was on loan at March 31, 2007.
(b) Represents annualized 7 day yield at March 31, 2007.
(c) Interest rate shown reflects the yield as of March 31, 2007.
(d) At March 31, 2007, the total market value of the Fund's securities on loan was $3,431,976 and the total value of the collateral held by the Fund was $3,530,672.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March, 31 2007, net unrealized appreciation was $16,003,132 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $18,758,038 and aggregate gross unrealized depreciation of $2,754,906.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          COMMON STOCKS--98.0%
          Aerospace/Defense--3.6%
 200,000  United Technologies Corp.                                 $13,000,000
                                                                    -----------
          Banks--9.4%
 216,294  Bank of America Corp.                                      11,035,320
 346,000  U.S. Bancorp                                               12,099,620
 200,000  Wachovia Corp.                                             11,010,000
                                                                    -----------
                                                                     34,144,940
                                                                    -----------
          Building Materials--0.9%
  46,000  Florida Rock Industries, Inc. (a)                           3,095,340
                                                                    -----------
          Chemicals--3.5%
  76,000  duPont (E.I.) de Nemours & Co.                              3,756,680
 140,000  Praxair, Inc.                                               8,814,400
                                                                    -----------
                                                                     12,571,080
                                                                    -----------
          Commercial Services--0.6%
  96,000  The Western Union Co.                                       2,107,200
                                                                    -----------
          Computers--1.6%
 122,000  NCR Corp.*                                                  5,827,940
                                                                    -----------
          Cosmetics/Personal Care--3.5%
 200,000  Procter & Gamble Co.                                       12,632,000
                                                                    -----------
          Diversified Financial Services--10.2%
 136,000  CIT Group, Inc.                                             7,197,120
 226,000  Citigroup, Inc.                                            11,602,840
  26,000  Goldman Sachs Group, Inc.                                   5,372,380
 139,900  JPMorgan Chase & Co.                                        6,768,362
  76,000  Morgan Stanley                                              5,985,760
                                                                    -----------
                                                                     36,926,462
                                                                    -----------
          Electric--3.2%
 670,000  TECO Energy, Inc.                                          11,530,700
                                                                    -----------
          Electrical Components & Equipment--1.9%
 160,000  Emerson Electric Co.                                        6,894,400
                                                                    -----------
          Food--5.2%
 180,000  General Mills, Inc.                                        10,479,600
 160,000  Kellogg Co.                                                 8,228,800
                                                                    -----------
                                                                     18,708,400
                                                                    -----------

BNY HAMILTON LARGE CAP VALUE FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Healthcare-Products--6.9%
 170,000  Becton, Dickinson & Co.                                   $13,071,300
 196,000  Johnson & Johnson                                          11,810,960
                                                                    -----------
                                                                     24,882,260
                                                                    -----------
          Insurance--3.4%
  80,000  Genworth Financial, Inc.                                    2,795,200
 160,000  The Allstate Corp.                                          9,609,600
                                                                    -----------
                                                                     12,404,800
                                                                    -----------
          Iron/Steel--1.8%
  60,100  Allegheny Technologies, Inc.                                6,412,069
                                                                    -----------
          Machinery-Construction & Mining--1.4%
  76,000  Caterpillar, Inc.                                           5,094,280
                                                                    -----------
          Media--1.9%
 195,647  Idearc, Inc.*                                               6,867,210
                                                                    -----------
          Miscellaneous Manufacturing--6.0%
  76,000  3M Co.                                                      5,808,680
  66,000  Eaton Corp.                                                 5,514,960
 296,000  General Electric Co.                                       10,466,560
                                                                    -----------
                                                                     21,790,200
                                                                    -----------
          Oil & Gas--7.4%
  46,000  Chevron Corp.                                               3,402,160
  46,000  ConocoPhillips                                              3,144,100
 146,000  Petroleo Brasilerio S.A.- Petrobras ADR (Brazil)           13,045,100
 110,000  Valero Energy Corp.                                         7,093,900
                                                                    -----------
                                                                     26,685,260
                                                                    -----------
          Oil & Gas Services--3.7%
  60,000  Grant Prideco, Inc.*                                        2,990,400
 110,000  Schlumberger Ltd.                                           7,601,000
  60,000  Weatherford International Ltd.* (a)                         2,706,000
                                                                    -----------
                                                                     13,297,400
                                                                    -----------
          Pharmaceuticals--2.6%
 170,000  GlaxoSmithKline PLC ADR (Great Britain)                     9,394,200
                                                                    -----------
          Pipelines--2.7%
 226,000  National Fuel Gas Co.                                       9,776,760
                                                                    -----------

BNY HAMILTON LARGE CAP VALUE FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
          Retail--6.0%
   46,000 Costco Wholesale Corp.                                    $  2,476,640
  120,000 J. C. Penney Co., Inc.                                       9,859,200
  286,000 Limited Brands, Inc. (a)                                     7,453,160
   40,000 Nordstrom, Inc.                                              2,117,600
                                                                    ------------
                                                                      21,906,600
                                                                    ------------
          Semiconductors--2.2%
  266,000 Texas Instruments, Inc.                                      8,006,600
                                                                    ------------
          Telecommunications--7.9%
  157,120 Alcatel-Lucent ADR (France)* (a)                             1,857,158
  296,000 AT&T, Inc.                                                  11,671,280
  226,000 Motorola, Inc.                                               3,993,420
  296,000 Verizon Communications, Inc.                                11,224,320
                                                                    ------------
                                                                      28,746,178
                                                                    ------------
          Transportation--0.5%
   38,000 GulfMark Offshore, Inc.* (a)                                 1,658,700
                                                                    ------------
          Total Common Stocks
          (Cost $ 303,931,646)                                       354,360,979
                                                                    ------------
          MONEY MARKET FUND--1.6%
5,863,124 BNY Hamilton Money Fund (Institutional Shares), 5.25% (b)
          (Cost $ 5,863,124)                                           5,863,124
                                                                    ------------
          INVESTMENT OF CASH COLLATERAL FOR SECURITIES
          LOANED--2.1%
          Money Market Fund--2.1%
7,528,964 BNY Institutional Cash Reserve Fund, 5.34% (c)
          (Cost $7,528,964) (d)                                        7,528,964
                                                                    ------------
          Total Investments
          (Cost $ 317,323,734) (e)--101.7%                           367,753,067
          Liabilities in excess of other assets--(1.7%)               (6,142,846)
                                                                    ------------
          Net Assets--100.0%                                        $361,610,221
                                                                    ============

BNY HAMILTON LARGE CAP VALUE FUND

March 31, 2007 (Unaudited)
--------
*   Non-income producing security.
ADR American Depositary Receipt.
(a) Security or a portion thereof, was on loan at March 31, 2007.
(b) Represents annualized 7 day yield at March 31, 2007.
(c) Interest rate shown reflects the yield as of March 31, 2007.
(d) At March 31, 2007, the total market value of the Fund's securities on loan was $7,250,532 and the total value of the collateral held by the Fund was $7,528,964.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2007, net unrealized appreciation was $50,429,333 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $53,211,427 and aggregate gross unrealized depreciation of $2,782,094.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON MULTI-CAP EQUITY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          COMMON STOCKS--97.9%
          Banks--8.6%
 36,000   East West Bancorp, Inc.                                    $1,323,720
 11,000   M&T Bank Corp.                                              1,274,130
 38,000   National City Corp.                                         1,415,500
 55,000   TCF Financial Corp.                                         1,449,801
                                                                     ----------
                                                                      5,463,151
                                                                     ----------
          Beverages--4.2%
 21,000   PepsiCo, Inc.                                               1,334,760
 27,500   The Coca-Cola Co.                                           1,320,000
                                                                     ----------
                                                                      2,654,760
                                                                     ----------
          Biotechnology--1.8%
 25,000   Charles River Laboratories International, Inc.* (a)         1,156,500
                                                                     ----------
          Building Materials--2.9%
 37,000   Universal Forest Products, Inc. (a)                         1,833,350
                                                                     ----------
          Commercial Services--2.3%
 50,000   DeVry, Inc.*                                                1,467,500
                                                                     ----------
          Diversified Financial Services--4.8%
 18,000   Capital One Financial Corp.                                 1,358,280
 33,000   Citigroup, Inc.                                             1,694,220
                                                                     ----------
                                                                      3,052,500
                                                                     ----------
          Electric--5.2%
 19,000   Dominion Resources, Inc.                                    1,686,630
 75,000   The AES Corp.*                                              1,614,000
                                                                     ----------
                                                                      3,300,630
                                                                     ----------
          Electronics--2.2%
 68,000   Flextronics International Ltd. (Singapore)*                   743,920
 29,000   Jabil Circuit, Inc. (a)                                       620,890
                                                                     ----------
                                                                      1,364,810
                                                                     ----------
          Engineering & Construction--2.6%
 35,000   Jacobs Engineering Group, Inc.*(a)                          1,632,750
                                                                     ----------
          Food--2.2%
 24,000   General Mills, Inc.                                         1,397,280
                                                                     ----------

BNY HAMILTON MULTI-CAP EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Gas--1.8%
 28,000   KeySpan Corp.                                              $1,152,200
                                                                     ----------
          Healthcare--Products--4.7%
 22,000   Johnson & Johnson                                           1,325,720
 25,000   Stryker Corp. (a)                                           1,658,000
                                                                     ----------
                                                                      2,983,720
                                                                     ----------
          Healthcare-Services--2.0%
 28,400   Aetna, Inc.                                                 1,243,636
                                                                     ----------
          Home Builders--1.3%
 40,000   Standard Pacific Corp. (a)                                    834,800
                                                                     ----------
          Housewares--2.6%
 52,000   Newell Rubbermaid, Inc.                                     1,616,680
                                                                     ----------
          Leisure Time--1.8%
 19,000   Harley-Davidson, Inc.                                       1,116,250
                                                                     ----------
          Machinery--Construction & Mining--2.1%
 20,000   Caterpillar, Inc.                                           1,340,600
                                                                     ----------
          Machinery-Diversified--1.9%
 30,700   Zebra Technologies Corp.                                    1,185,327
                                                                     ----------
          Media--2.2%
 40,000   Walt Disney Co.                                             1,377,200
                                                                     ----------
          Miscellaneous Manufacturing--6.9%
 21,900   Ceradyne, Inc. (a)                                          1,198,806
 53,000   General Electric Co.                                        1,874,080
 28,000   Honeywell International, Inc.                               1,289,680
                                                                     ----------
                                                                      4,362,566
                                                                     ----------
          Oil & Gas--5.9%
 17,000   Exxon Mobil Corp.                                           1,282,650
 21,000   Noble Energy, Inc.                                          1,252,650
 18,000   Royal Dutch Shell PLC ADR (Netherlands)                     1,193,400
                                                                     ----------
                                                                      3,728,700
                                                                     ----------

BNY HAMILTON MULTI-CAP EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Oil & Gas Services--1.9%
    8,900 Schlumberger Ltd.                                         $   614,990
   12,900 Weatherford International Ltd.*                               581,790
                                                                    -----------
                                                                      1,196,780
                                                                    -----------
          Pharmaceuticals--6.0%
   55,000 Bristol-Myers Squibb Co.                                    1,526,800
   25,000 Merck & Co., Inc.                                           1,104,250
   46,000 Pfizer, Inc.                                                1,161,960
                                                                    -----------
                                                                      3,793,010
                                                                    -----------
          Pipelines--4.3%
   12,000 Kinder Morgan, Inc.                                         1,277,400
   16,000 Questar Corp.                                               1,427,360
                                                                    -----------
                                                                      2,704,760
                                                                    -----------
          REITS--1.7%
   44,000 CapitalSource, Inc. * (a)                                   1,105,720
                                                                    -----------
          Retail--4.4%
   44,000 Lowe's Cos., Inc.                                           1,385,560
   30,000 Walgreen Co.                                                1,376,700
                                                                    -----------
                                                                      2,762,260
                                                                    -----------
          Semiconductors--5.6%
   30,000 Analog Devices, Inc.                                        1,034,700
   75,000 Applied Materials, Inc.                                     1,374,000
   38,600 Texas Instruments, Inc.                                     1,161,860
                                                                    -----------
                                                                      3,570,560
                                                                    -----------
          Software--2.0%
   45,000 Microsoft Corp.                                             1,254,150
                                                                    -----------
          Telecommunications--2.0%
   31,382 AT&T, Inc.                                                  1,237,392
                                                                    -----------
          Total Common Stocks
          (Cost $ 45,352,395)                                        61,889,542
                                                                    -----------
          MONEY MARKET FUND--2.2%
1,373,738 BNY Hamilton Money Fund (Institutional Shares), 5.25% (b)
          (Cost $ 1,373,738)                                          1,373,738
                                                                    -----------

BNY HAMILTON MULTI-CAP EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                          -----------
          INVESTMENT OF CASH COLLATERAL FOR SECURITIES
          LOANED--11.7%
          MONEY MARKET FUND- 11.7%
7,405,801 BNY Institutional Cash Reserve Fund, 5.34% (c)
          (Cost $7,405,801) (d)                                    $ 7,405,801
                                                                   -----------
          Total Investments
          (Cost $54,131,934) (e)--111.8%                            70,699,081
          Liabilities in excess of other assets--(11.8%)            (7,454,513)
                                                                   -----------
          Net Assets--100.0%                                       $63,214,568
                                                                   ===========
--------
ADR American Deposit Receipt.
*   Non-income producing security.
(a) Securities, or portion thereof, were on loan at March 31, 2007.
(b) Represents annualized 7 day yield at March 31, 2007.
(c) Interest rate shown reflects the yield as of March 31, 2007.
(d) At March 31,2007, the total market value of the fund's securities on loan was $7,182,421 and the total value of the collateral held by the fund was $7,405,801.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 1, 2007 net unrealized appreciation was $16,537,147 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $17,941,316 and aggregate gross unrealized depreciation of $1,404,170.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2006.

BNY HAMILTON S&P 500 INDEX FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          COMMON STOCKS--98.2%
          Advertising--0.2%
  1,800   Omnicom Group, Inc.                                        $  184,284
  5,000   The Interpublic Group of Cos., Inc.* (a)                       61,550
                                                                     ----------
                                                                        245,834
                                                                     ----------
          Aerospace/Defense--2.2%
  4,359   General Dynamics Corp.                                        333,028
  1,350   Goodrich Corp.                                                 69,498
  1,360   L-3 Communications Holdings, Inc.                             118,959
  3,806   Lockheed Martin Corp.                                         369,258
  3,760   Northrop Grumman Corp.                                        279,067
  4,750   Raytheon Co.                                                  249,185
  1,800   Rockwell Collins, Inc.                                        120,474
  8,456   The Boeing Co.                                                751,823
 10,631   United Technologies Corp.                                     691,015
                                                                     ----------
                                                                      2,982,307
                                                                     ----------
          Agriculture--1.8%
 22,420   Altria Group, Inc.                                          1,968,700
  6,937   Archer-Daniels-Midland Co.                                    254,588
  1,831   Reynolds American, Inc. (a)                                   114,273
  1,700   UST, Inc. (a)                                                  98,566
                                                                     ----------
                                                                      2,436,127
                                                                     ----------
          Airlines--0.1%
  8,375   Southwest Airlines Co.                                        123,113
                                                                     ----------
          Apparel--0.5%
  3,966   Coach, Inc.*                                                  198,498
  1,150   Jones Apparel Group, Inc.                                      35,340
  1,100   Liz Claiborne, Inc.                                            47,135
  2,048   NIKE, Inc., Class B                                           217,620
    650   Polo Ralph Lauren Corp.                                        57,298
    950   V.F. Corp.                                                     78,489
                                                                     ----------
                                                                        634,380
                                                                     ----------
          Auto Manufacturers--0.4%
 20,197   Ford Motor Co.* (a)                                           159,354
  6,018   General Motors Corp. (a)                                      184,392
  2,668   PACCAR, Inc.                                                  195,831
                                                                     ----------
                                                                        539,577
                                                                     ----------

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Auto Parts & Equipment--0.2%
  2,100   Johnson Controls, Inc.                                     $  198,702
  1,900   The Goodyear Tire & Rubber Co.* (a)                            59,261
                                                                     ----------
                                                                        257,963
                                                                     ----------
          Banks--6.4%
 47,759   Bank of America Corp.                                       2,436,664
  5,766   BB&T Corp.                                                    236,521
  1,700   Comerica, Inc.                                                100,504
  1,989   Commerce Bancorp, Inc.                                         66,393
  1,400   Compass Bancshares, Inc.                                       96,320
  5,947   Fifth Third Bancorp                                           230,089
  1,350   First Horizon National Corp. (a)                               56,066
  2,505   Huntington Bancshares, Inc.                                    54,734
  4,200   KeyCorp                                                       157,374
    821   M&T Bank Corp.                                                 95,096
  2,750   Marshall & Ilsley Corp. (a)                                   127,353
  4,419   Mellon Financial Corp.                                        190,636
  6,307   National City Corp.                                           234,936
  2,000   Northern Trust Corp.                                          120,280
  3,700   PNC Financial Services Group, Inc.                            266,289
  7,823   Regions Financial Corp.                                       276,700
  3,576   State Street Corp.                                            231,546
  3,823   SunTrust Banks, Inc.                                          317,462
  3,450   Synovus Financial Corp.                                       111,573
  8,077   The Bank of New York Co., Inc.                                327,522
 18,891   U.S. Bancorp                                                  660,618
 20,344   Wachovia Corp.                                              1,119,937
 36,069   Wells Fargo & Co.                                           1,241,856
  1,162   Zions Bancorp. (a)                                             98,212
                                                                     ----------
                                                                      8,854,681
                                                                     ----------
          Beverages--2.0%
  8,158   Anheuser-Busch Cos., Inc.                                     411,653
    850   Brown-Forman Corp., Class B                                    55,726
  2,950   Coca-Cola Enterprises, Inc.                                    59,738
  2,250   Constellation Brands, Inc., Class A* (a)                       47,655
    500   Molson Coors Brewing Co.                                       47,310
 17,508   PepsiCo, Inc.                                               1,112,808
 21,499   The Coca-Cola Co.                                           1,031,952
  1,406   The Pepsi Bottling Group, Inc.                                 44,837
                                                                     ----------
                                                                      2,811,679
                                                                     ----------
          Biotechnology--1.0%
 12,457   Amgen, Inc.*                                                  696,097
  3,630   Biogen Idec, Inc.*                                            161,099
  4,050   Celgene Corp.*                                                212,463
  2,800   Genzyme Corp.*                                                168,056

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------

  2,535   MedImmune, Inc.* (a)                                       $   92,249
    600   Millipore Corp.*                                               43,482
                                                                     ----------
                                                                      1,373,446
                                                                     ----------
          Building Materials--0.2%
  1,850   American Standard Cos., Inc.                                   98,087
  4,150   Masco Corp.                                                   113,710
                                                                     ----------
                                                                        211,797
                                                                     ----------
          Chemicals--1.6%
  2,300   Air Products & Chemicals, Inc.                                170,108
    625   Ashland, Inc.                                                  41,000
  9,859   duPont (E.I.) de Nemours & Co.                                487,330
    900   Eastman Chemical Co.                                           56,997
  1,900   Ecolab, Inc. (a)                                               81,700
  1,200   Hercules, Inc.*                                                23,448
    853   International Flavors & Fragrances, Inc.                       40,279
  5,788   Monsanto Co.                                                  318,108
  1,750   PPG Industries, Inc.                                          123,043
  3,431   Praxair, Inc.                                                 216,016
  1,500   Rohm and Haas Co.                                              77,580
  1,400   Sigma-Aldrich Corp. (a)                                        58,128
 10,247   The Dow Chemical Co.                                          469,927
  1,200   The Sherwin-Williams Co.                                       79,248
                                                                     ----------
                                                                      2,242,912
                                                                     ----------
          Coal--0.1%
  1,950   CONSOL Energy, Inc. (a)                                        76,304
  2,800   Peabody Energy Corp. (a)                                      112,672
                                                                     ----------
                                                                        188,976
                                                                     ----------
          Commercial Services--0.8%
  1,475   Apollo Group, Inc., Class A*                                   64,753
  1,450   Convergys Corp.*                                               36,845
  1,321   Equifax, Inc.                                                  48,150
  3,400   H&R Block, Inc.                                                71,536
  3,150   McKesson Corp.                                                184,400
  1,350   Monster Worldwide, Inc.*                                       63,950
  2,500   Moody's Corp.                                                 155,150
  3,625   Paychex, Inc. (a)                                             137,279
  2,300   R. R. Donnelley & Sons Co.                                     84,157
  1,800   Robert Half International, Inc.                                66,618
  8,196   The Western Union Co.                                         179,902
                                                                     ----------
                                                                      1,092,740
                                                                     ----------

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Computers--4.0%
  1,050   Affiliated Services, Inc.*                                 $   61,824
  9,201   Apple, Inc.*                                                  854,865
  1,512   Cognizant Technology Solutions Corp.*                         133,464
  1,850   Computer Sciences Corp.*                                       96,441
 24,242   Dell, Inc.*                                                   562,657
  5,450   Electronic Data Systems Corp.                                 150,856
 22,485   EMC Corp.*                                                    311,417
 28,553   Hewlett-Packard Co.                                         1,146,117
 16,103   International Business Machines Corp.                       1,517,868
  1,050   Lexmark International, Inc.* (a)                               61,383
  1,900   NCR Corp.*                                                     90,763
  3,950   Network Appliance, Inc.*                                      144,254
  2,400   SanDisk Corp.* (a)                                            105,120
 38,450   Sun Microsystems, Inc.*                                       231,085
  3,650   Unisys Corp.*                                                  30,770
                                                                     ----------
                                                                      5,498,884
                                                                     ----------
          Cosmetics/Personal Care--2.0%
  4,700   Avon Products, Inc.                                           175,122
  5,477   Colgate-Palmolive Co.                                         365,809
 33,703   Procter & Gamble Co.                                        2,128,681
  1,250   The Estee Lauder Cos., Inc.                                    61,063
                                                                     ----------
                                                                      2,730,675
                                                                     ----------
          Distribution/Wholesale--0.1%
  1,800   Genuine Parts Co.                                              88,200
    750   W.W. Grainger, Inc.                                            57,930
                                                                     ----------
                                                                        146,130
                                                                     ----------
          Diversified Financial Services--8.2%
 12,731   American Express Co.                                          718,028
  2,540   Ameriprise Financial, Inc.                                    145,136
  4,396   Capital One Financial Corp.                                   331,722
    373   Chicago Mercantile Exchange Holdings, Inc. (a)                198,608
  2,050   CIT Group, Inc.                                               108,486
 52,335   Citigroup, Inc.                                             2,686,878
  6,292   Countrywide Financial Corp.                                   211,663
  4,550   E*TRADE Financial Corp.* (a)                                   96,551
 10,363   Fannie Mae                                                    565,613
    950   Federated Investors, Inc., Class B                             34,884
  1,816   Franklin Resources, Inc.                                      219,427
  7,429   Freddie Mac                                                   441,951
  4,394   Goldman Sachs Group, Inc.                                     907,931
  2,000   Janus Capital Group, Inc. (a)                                  41,820
 37,086   JPMorgan Chase & Co.                                        1,794,220
  1,405   Legg Mason, Inc.                                              132,365

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------

  5,630   Lehman Brothers Holdings, Inc.                            $   394,494
  9,467   Merrill Lynch & Co., Inc. (a)                                 773,170
 11,400   Morgan Stanley                                                897,864
  4,400   SLM Corp.                                                     179,960
  2,850   T. Rowe Price Group, Inc.                                     134,492
  1,280   The Bear Stearns Cos., Inc.                                   192,448
 10,950   The Charles Schwab Corp.                                      200,276
                                                                    -----------
                                                                     11,407,987
                                                                    -----------
          Electric--3.4%
  1,750   Allegheny Energy, Inc.*                                        85,995
  2,200   Ameren Corp. (a)                                              110,660
  4,230   American Electric Power Co., Inc.                             206,213
  3,400   CenterPoint Energy, Inc.                                       60,996
  2,350   CMS Energy Corp.* (a)                                          41,830
  2,758   Consolidated Edison, Inc. (a)                                 140,823
  1,950   Constellation Energy Group, Inc.                              169,553
  3,761   Dominion Resources, Inc.                                      333,863
  1,900   DTE Energy Co.                                                 91,010
 13,382   Duke Energy Corp.                                             271,521
  4,000   Dynegy, Inc.*                                                  37,040
  3,500   Edison International                                          171,955
  2,150   Entergy Corp.                                                 225,578
  7,143   Exelon Corp.                                                  490,795
  3,391   FirstEnergy Corp.                                             224,620
  4,350   FPL Group, Inc.                                               266,090
    821   Inetgrys Energy Group, Inc.                                    45,574
  3,750   PG&E Corp.                                                    181,013
  1,050   Pinnacle West Capital Corp.                                    50,663
  4,088   PPL Corp.                                                     167,199
  2,741   Progress Energy, Inc.                                         138,256
  2,700   Public Service Enterprise Group, Inc.                         224,208
  2,200   TECO Energy, Inc.                                              37,862
  7,050   The AES Corp.*                                                151,716
  7,985   The Southern Co.                                              292,650
  4,920   TXU Corp.                                                     315,371
  4,327   Xcel Energy, Inc.                                             106,834
                                                                    -----------
                                                                      4,639,888
                                                                    -----------
          Electrical Components & Equipment--0.3%
  8,500   Emerson Electric Co.                                          366,265
  1,504   Molex, Inc.                                                    42,413
                                                                    -----------
                                                                        408,678
                                                                    -----------
          Electronics--0.5%
  4,280   Agilent Technologies, Inc.*                                   144,193
  1,931   Applera Corp. - Applied Biosystems Group                       57,100
  1,950   Jabil Circuit, Inc. (a)                                        41,750

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------

  1,300   PerkinElmer, Inc.                                          $   31,486
  5,650   Sanmina-SCI Corp.*                                             20,453
  9,650   Solectron Corp.*                                               30,398
    850   Tektronix, Inc.                                                23,936
  4,500   Thermo Fisher Scientific, Inc.*                               210,374
  1,100   Waters Corp.*                                                  63,800
                                                                     ----------
                                                                        623,490
                                                                     ----------
          Engineering & Construction--0.1%
    950   Fluor Corp. (a)                                                85,234
                                                                     ----------
          Entertainment--0.1%
  3,600   International Game Technology (a)                             145,368
                                                                     ----------
          Environmental Control--0.2%
  2,700   Allied Waste Industries, Inc.*                                 33,993
  5,700   Waste Management, Inc.                                        196,137
                                                                     ----------
                                                                        230,130
                                                                     ----------
          Food--1.5%
  2,323   Campbell Soup Co.                                              90,481
  5,350   ConAgra Foods, Inc.                                           133,269
  1,350   Dean Foods Co.                                                 63,099
  3,702   General Mills, Inc.                                           215,529
  3,450   H.J. Heinz Co.                                                162,564
  2,699   Kellogg Co.                                                   138,810
  1,900   Kraft Foods, Inc., Class A                                     60,154
  1,400   McCormick & Co., Inc.                                          53,928
  4,700   Safeway, Inc.                                                 172,208
  7,806   Sara Lee Corp.                                                132,078
  2,209   SUPER VALU, INC.                                               86,306
  6,600   SYSCO Corp.                                                   223,277
  1,850   The Hershey Co.                                               101,121
  7,550   The Kroger Co.                                                213,287
  2,650   Tyson Foods, Inc., Class A                                     51,437
  1,490   Whole Foods Market, Inc.                                       66,827
  2,325   Wm. Wrigley Jr. Co.                                           118,412
                                                                     ----------
                                                                      2,082,787
                                                                     ----------
          Forest Products & Paper--0.4%
  4,830   International Paper Co.                                       175,813
  1,941   MeadWestvaco Corp.                                             59,860
  1,900   Plum Creek Timber Co., Inc.                                    74,898
  1,150   Temple-Inland, Inc.                                            68,701
  2,287   Weyerhaeuser Co.                                              170,930

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)


 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------

                                                                     ----------
                                                                     $  550,202
                                                                     ----------
          Gas--0.2%
  1,850   KeySpan Corp.                                                  76,128
    500   NICOR, Inc.                                                    24,210
  2,907   NiSource, Inc.                                                 71,047
  2,800   Sempra Energy                                                 170,828
                                                                     ----------
                                                                        342,213
                                                                     ----------
          Hand/Machine Tools--0.1%
    692   Black & Decker Corp.                                           56,481
    650   Snap-on, Inc.                                                  31,265
    900   The Stanley Works                                              49,824
                                                                     ----------
                                                                        137,570
                                                                     ----------
          Healthcare-Products--3.0%
    600   Bausch & Lomb, Inc.                                            30,696
  6,959   Baxter International, Inc.                                    366,531
  2,619   Becton, Dickinson & Co.                                       201,375
  2,612   Biomet, Inc.                                                  110,984
 12,631   Boston Scientific Corp.*                                      183,655
  1,100   C. R. Bard, Inc.                                               87,461
 30,918   Johnson & Johnson                                           1,863,118
 12,289   Medtronic, Inc.                                               602,898
  1,485   Patterson Cos., Inc.*                                          52,703
  3,682   St. Jude Medical, Inc.*                                       138,480
  3,191   Stryker Corp. (a)                                             211,627
  1,350   Varian Medical Systems, Inc.*                                  64,382
  2,540   Zimmer Holdings, Inc.*                                        216,941
                                                                     ----------
                                                                      4,130,851
                                                                     ----------
          Healthcare-Services--1.4%
  5,509   Aetna, Inc.                                                   241,239
  1,700   Coventry Health Care, Inc.*                                    95,285
  1,800   Humana, Inc.*                                                 104,436
  1,320   Laboratory Corp. of America Holdings*                          95,872
    800   Manor Care, Inc.                                               43,488
  1,700   Quest Diagnostics, Inc.                                        84,779
  5,000   Tenet Healthcare Corp.* (a)                                    32,150
 14,481   UnitedHealth Group, Inc.                                      767,058
  6,531   WellPoint, Inc.*                                              529,664
                                                                     ----------
                                                                      1,993,971
                                                                     ----------
          Home Builders--0.2%
  1,250   Centex Corp. (a)                                               52,225
  2,888   D.R. Horton, Inc.                                              63,536
    800   KB Home (a)                                                    34,136

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
  1,450   Lennar Corp. (a)                                           $   61,205
  2,250   Pulte Homes, Inc.                                              59,535
                                                                     ----------
                                                                        270,637
                                                                     ----------
          Home Furnishings--0.1%
    710   Harman International Industries, Inc.                          68,217
    851   Whirlpool Corp.                                                72,258
                                                                     ----------
                                                                        140,475
                                                                     ----------
          Household Products/Wares--0.5%
  1,000   Avery Dennison Corp.                                           64,260
  1,650   Fortune Brands, Inc.                                          130,053
  4,876   Kimberly-Clark Corp.                                          333,957
  1,600   The Clorox Co.                                                101,904
                                                                     ----------
                                                                        630,174
                                                                     ----------
          Housewares--0.1%
  2,950   Newell Rubbermaid, Inc.                                        91,716
                                                                     ----------
          Insurance--4.8%
  3,500   ACE Ltd. (Bermuda)                                            199,710
  5,262   AFLAC, Inc.                                                   247,630
  1,100   Ambac Financial Group, Inc.                                    95,029
 27,780   American International Group, Inc.                          1,867,371
  3,200   Aon Corp.                                                     121,472
  1,072   CIGNA Corp.                                                   152,932
  1,833   Cincinnati Financial Corp.                                     77,719
  4,700   Genworth Financial, Inc.                                      164,218
  2,969   Lincoln National Corp.                                        201,269
  4,817   Loews Corp.                                                   218,836
  5,862   Marsh & McLennan Cos., Inc.                                   171,698
  1,425   MBIA, Inc.                                                     93,323
  8,064   MetLife, Inc.                                                 509,241
    900   MGIC Investment Corp. (a)                                      53,028
  2,850   Principal Financial Group, Inc.                               170,630
  5,000   Prudential Financial, Inc.                                    451,299
  1,151   SAFECO Corp.                                                   76,461
  6,628   The Allstate Corp.                                            398,077
  4,346   The Chubb Corp.                                               224,558
  3,416   The Hartford Financial Services Group, Inc.                   326,501
  7,951   The Progressive Corp.                                         173,491
  7,215   The Travelers Cos., Inc.                                      373,521
  1,050   Torchmark Corp.                                                68,870
  3,650   Unum Group (a)                                                 84,060
  1,921   XL Capital Ltd., Class A (Bermuda)                            134,393
                                                                     ----------
                                                                      6,655,337
                                                                     ----------

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Internet--1.7%
  3,300   Amazon.Com, Inc. *                                         $  131,307
 12,100   eBay, Inc.*                                                   401,115
  2,325   Google, Inc., Class A*                                      1,065,222
  2,300   IAC/InterActiveCorp* (a)                                       86,733
  9,863   Symantec Corp.*                                               170,630
  2,600   VeriSign, Inc.*                                                65,312
 13,000   Yahoo!, Inc.* (a)                                             406,770
                                                                     ----------
                                                                      2,327,089
                                                                     ----------
          Iron/Steel--0.3%
  1,100   Allegheny Technologies, Inc.                                  117,359
  3,216   Nucor Corp.                                                   209,459
  1,285   United States Steel Corp.                                     127,433
                                                                     ----------
                                                                        454,251
                                                                     ----------
          Leisure Time--0.3%
    950   Brunswick Corp.                                                30,258
  4,705   Carnival Corp.                                                220,475
  2,750   Harley-Davidson, Inc.                                         161,563
  1,430   Sabre Holdings Corp.                                           46,833
                                                                     ----------
                                                                        459,129
                                                                     ----------
          Lodging--0.5%
  2,000   Harrah's Entertainment, Inc.                                  168,900
  4,141   Hilton Hotels Corp.                                           148,910
  3,542   Marriott International, Inc., Class A                         173,417
  2,300   Starwood Hotels & Resorts Worldwide, Inc.                     149,155
  2,020   Wyndham Worldwide Corp.*                                       68,983
                                                                     ----------
                                                                        709,365
                                                                     ----------
          Machinery-Construction & Mining--0.4%
  6,900   Caterpillar, Inc.                                             462,507
  1,100   Terex Corp.*                                                   78,936
                                                                     ----------
                                                                        541,443
                                                                     ----------
          Machinery-Diversified--0.3%
    557   Cummins, Inc. (a)                                              80,609
  2,453   Deere & Co.                                                   266,493
  1,750   Rockwell Automation, Inc.                                     104,773
                                                                     ----------
                                                                        451,875
                                                                     ----------

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Media--3.2%
   7,869  CBS Corp., Class B                                         $  240,713
   5,300  Clear Channel Communications, Inc.                            185,712
  33,188  Comcast Corp., Class A* (a)                                   861,228
     700  Dow Jones & Co., Inc. (a)                                      24,129
     900  EW Scripps Co.                                                 40,212
   2,500  Gannett Co., Inc.                                             140,725
     400  Meredith Corp. (a)                                             22,956
   8,250  The DIRECTV Group, Inc.* (a)                                  190,328
   3,774  The McGraw-Hill Cos., Inc.                                    237,309
   1,500  The New York Times Co., Class A (a)                            35,265
  25,047  The News Corp., Ltd., Class A                                 579,087
  40,709  Time Warner, Inc.                                             802,781
   1,875  Tribune Co. (a)                                                60,206
   7,410  Viacom, Inc., Class B*                                        304,625
  21,850  Walt Disney Co.                                               752,296
                                                                     ----------
                                                                      4,477,572
                                                                     ----------
          Mining--0.7%
   9,269  Alcoa, Inc.                                                   314,219
   4,041  Freeport-McMoRan Copper & Gold, Inc., Class B                 267,474
   4,806  Newmont Mining Corp.                                          201,804
   1,050  Vulcan Materials Co.                                          122,304
                                                                     ----------
                                                                        905,801
                                                                     ----------
          Miscellaneous Manufacturing--5.0%
   7,853  3M Co.                                                        600,204
   1,950  Cooper Industries, Ltd.                                        87,731
   2,550  Danaher Corp.                                                 182,198
   2,200  Dover Corp.                                                   107,382
   3,050  Eastman Kodak Co.* (a)                                         68,808
   1,550  Eaton Corp.                                                   129,518
 109,827  General Electric Co.                                        3,883,482
   8,518  Honeywell International, Inc.                                 392,339
   4,400  Illinois Tool Works, Inc.                                     227,040
   3,303  Ingersoll-Rand Co., Ltd., Class A (Bermuda)                   143,251
   1,950  ITT Corp.                                                     117,624
   1,850  Leggett & Platt, Inc.                                          41,940
   1,300  Pall Corp.                                                     49,400
   1,250  Parker-Hannifin Corp.                                         107,888
   1,350  Textron, Inc.                                                 121,230
  21,110  Tyco International Ltd. (Bermuda)                             666,020
                                                                     ----------
                                                                      6,926,055
                                                                     ----------

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Office/Business Equipment--0.2%
  2,350   Pitney Bowes, Inc.                                        $   106,667
 10,100   Xerox Corp.*                                                  170,589
                                                                    -----------
                                                                        277,256
                                                                    -----------
          Oil & Gas--7.9%
  4,946   Anadarko Petroleum Corp.                                      212,579
  3,538   Apache Corp.                                                  250,137
  4,359   Chesapeake Energy Corp.                                       134,606
 23,059   Chevron Corp.                                               1,705,443
 17,548   ConocoPhillips                                              1,199,405
  4,770   Devon Energy Corp.                                            330,179
  1,600   ENSCO International, Inc. (a)                                  87,040
  2,600   EOG Resources, Inc.                                           185,484
 60,833   Exxon Mobil Corp.                                           4,589,849
  2,880   Hess Corp.                                                    159,754
  3,694   Marathon Oil Corp.                                            365,078
  2,000   Murphy Oil Corp.                                              106,800
  2,946   Nabors Industries Ltd. (Bermuda)* (a)                          87,408
  1,450   Noble Corp.                                                   114,086
  8,951   Occidental Petroleum Corp.                                    441,373
  1,150   Rowan Cos., Inc.                                               37,341
  1,297   Sunoco, Inc. (a)                                               91,361
  3,148   Transocean, Inc.*                                             257,192
  6,450   Valero Energy Corp.                                           415,961
  3,916   XTO Energy, Inc.                                              214,636
                                                                    -----------
                                                                     10,985,712
                                                                    -----------
          Oil & Gas Services--1.4%
  3,450   Baker Hughes, Inc.                                            228,149
  3,100   BJ Services Co.                                                86,490
 10,646   Halliburton Co. (a)                                           337,904
  1,900   National Oilwell Varco, Inc.* (a)                             147,801
 12,585   Schlumberger Ltd.                                             869,623
  2,150   Smith International, Inc.                                     103,308
  3,600   Weatherford International Ltd.* (a)                           162,360
                                                                    -----------
                                                                      1,935,635
                                                                    -----------
          Packaging & Containers--0.1%
  1,100   Ball Corp. (a)                                                 50,435
  1,100   Bemis Co., Inc.                                                36,729
  1,400   Pactiv Corp.*                                                  47,236
  1,700   Sealed Air Corp.                                               53,720
                                                                    -----------
                                                                        188,120
                                                                    -----------

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          Pharmaceuticals--5.7%
 16,485   Abbott Laboratories                                        $  919,863
  1,642   Allergan, Inc.                                                181,966
  2,041   AmerisourceBergen Corp.                                       107,663
  1,150   Barr Pharmaceuticals, Inc.*                                    53,303
 21,558   Bristol-Myers Squibb Co.                                      598,450
  4,302   Cardinal Health, Inc.                                         313,831
 10,516   Eli Lilly & Co.                                               564,814
  1,450   Express Scripts, Inc.*                                        117,044
  3,400   Forest Laboratories, Inc.*                                    174,896
  4,979   Gilead Sciences, Inc.*                                        380,894
  1,640   Hospira, Inc.*                                                 67,076
  2,566   King Pharmaceuticals, Inc.*                                    50,473
  3,097   Medco Health Solutions, Inc.*                                 224,625
 23,142   Merck & Co., Inc.                                           1,022,182
  2,600   Mylan Laboratories, Inc.                                       54,964
 75,685   Pfizer, Inc.                                                1,911,803
 15,863   Schering-Plough Corp.                                         404,665
  1,050   Watson Pharmaceuticals, Inc.*                                  27,752
 14,377   Wyeth                                                         719,281
                                                                     ----------
                                                                      7,895,545
                                                                     ----------
          Pipelines--0.5%
  7,430   El Paso Corp.                                                 107,512
  1,150   Kinder Morgan, Inc.                                           122,418
    906   Questar Corp.                                                  80,824
  6,666   Spectra Energy Corp.                                          175,116
  6,381   The Williams Cos., Inc.                                       181,603
                                                                     ----------
                                                                        667,473
                                                                     ----------
          Real Estate--0.1%
  2,002   CB Richard Ellis Group, Inc.*                                  68,428
  2,300   Realogy Corp.*                                                 68,103
                                                                     ----------
                                                                        136,531
                                                                     ----------
          REITS--1.2%
  1,050   Apartment Investment & Management Co., Class A                 60,575
  2,335   Archstone-Smith Trust                                         126,744
    850   AvalonBay Communities, Inc.                                   110,500
  1,300   Boston Properties, Inc.                                       152,620
  1,400   Developers Diversified Realty Corp.                            88,060
  3,146   Equity Residential                                            151,732
  5,550   Host Hotels & Resorts, Inc.                                   146,021
  2,422   Kimco Realty Corp.                                            118,048
  2,730   ProLogis                                                      177,259
  1,300   Public Storage, Inc.                                          123,071
  2,385   Simon Property Group, Inc.                                    265,330
  1,412   Vornado Realty Trust                                          168,508

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------

                                                                     ----------
                                                                     $1,688,468
                                                                     ----------
          Retail--5.8%
  1,000   Abercrombie & Fitch Co.                                        75,680
  1,600   AutoNation, Inc.*                                              33,984
    554   AutoZone, Inc.*                                                70,990
  3,000   Bed Bath & Beyond, Inc.*                                      120,510
  4,325   Best Buy Co., Inc.                                            210,714
  1,150   Big Lots, Inc.*                                                35,972
  1,500   Circuit City Stores, Inc.                                      27,795
  4,850   Costco Wholesale Corp.                                        261,124
 16,411   CVS Corp. (a)                                                 560,272
  1,550   Darden Restaurants, Inc.                                       63,845
    650   Dillard's, Inc.                                                21,275
  3,312   Dollar General Corp.                                           70,049
  1,600   Family Dollar Stores, Inc.                                     47,392
  5,593   Federated Department Stores, Inc.                             251,965
 21,800   Home Depot, Inc.                                              800,931
  2,400   J. C. Penney Co., Inc.                                        197,184
  3,521   Kohl's Corp.*                                                 269,744
  3,650   Limited Brands, Inc. (a)                                       95,119
 16,259   Lowe's Cos., Inc.                                             511,996
 12,825   McDonald's Corp.                                              577,765
  2,450   Nordstrom, Inc.                                               129,703
  2,950   Office Depot, Inc.*                                           103,663
    800   OfficeMax, Inc.                                                42,192
  1,450   RadioShack Corp. (a)                                           39,194
    908   Sears Holdings Corp.*                                         163,585
  7,657   Staples, Inc.                                                 197,857
  7,987   Starbucks Corp.* (a)                                          250,472
  9,193   Target Corp.                                                  544,777
  5,600   The GAP, Inc.                                                  96,376
  1,450   Tiffany & Co.                                                  65,946
  4,822   TJX Cos., Inc.                                                130,001
 10,663   Walgreen Co.                                                  489,325
 26,243   Wal-Mart Stores, Inc.                                       1,232,108
    995   Wendy's International, Inc.                                    31,144
  2,800   Yum! Brands, Inc.                                             161,728
                                                                     ----------
                                                                      7,982,377
                                                                     ----------
          Savings & Loans--0.4%
  5,250   Hudson City Bancorp, Inc.                                      71,820
  3,837   Sovereign Bancorp, Inc.                                        97,613
  9,492   Washington Mutual, Inc. (a)                                   383,287
                                                                     ----------
                                                                        552,720
                                                                     ----------
          Semiconductors--2.3%
  5,921   Advanced Micro Devices, Inc.*                                  77,328
  3,800   Altera Corp. (a)                                               75,962

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------

  3,550   Analog Devices, Inc. (a)                                   $  122,440
 14,900   Applied Materials, Inc.                                       272,968
  5,025   Broadcom Corp.*                                               161,152
 61,555   Intel Corp.                                                 1,177,546
  2,150   KLA-Tencor Corp.                                              114,638
  3,200   Linear Technology Corp. (a)                                   101,088
  8,200   LSI Logic Corp.* (a)                                           85,608
  3,400   Maxim Integrated Products, Inc.                                99,960
  8,050   Micron Technology, Inc.* (a)                                   97,244
  2,986   National Semiconductor Corp.                                   72,082
  1,350   Novellus Systems, Inc.*                                        43,227
  3,786   NVIDIA Corp.*                                                 108,961
  2,250   PMC - Sierra, Inc.* (a)                                        15,773
  1,650   QLogic Corp.*                                                  28,050
  2,000   Teradyne, Inc.* (a)                                            33,080
 15,377   Texas Instruments, Inc.                                       462,848
  3,500   Xilinx, Inc. (a)                                               90,055
                                                                     ----------
                                                                      3,240,010
                                                                     ----------
          Software--3.6%
  6,279   Adobe Systems, Inc.*                                          261,834
  2,471   Autodesk, Inc.*                                                92,910
  5,900   Automatic Data Processing, Inc.                               285,560
  2,155   BMC Software, Inc.*                                            66,352
  4,350   CA, Inc.                                                      112,709
  1,900   Citrix Systems, Inc.*                                          60,857
  3,425   Compuware Corp.*                                               32,503
  3,300   Electronic Arts, Inc.*                                        166,188
  1,750   Fidelity National Information Services, Inc.                   79,555
  7,996   First Data Corp.                                              215,092
  1,800   Fiserv, Inc.*                                                  95,508
  2,050   IMS Health, Inc.                                               60,803
  3,659   Intuit, Inc.*                                                 100,110
 92,003   Microsoft Corp.                                             2,564,124
  3,600   Novell, Inc.*                                                  25,992
 42,600   Oracle Corp. *                                                772,338
                                                                     ----------
                                                                      4,992,435
                                                                     ----------
          Telecommunications--6.2%
  1,214   ADC Telecommunications, Inc.*                                  20,322
  3,836   Alltel Corp.                                                  237,832
 66,654   AT&T, Inc.                                                  2,628,167
  4,837   Avaya, Inc.*                                                   57,125
  1,168   CenturyTel, Inc.                                               52,782
    892   Ciena Corp.* (a)                                               24,931
 64,460   Cisco Systems, Inc.*                                        1,645,664
  3,600   Citizens Communications Co.                                    53,820
 16,756   Corning, Inc.*                                                381,031
  1,619   Embarq Corp.                                                   91,231

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                          ------------

    2,243 JDS Uniphase Corp* (a)                                   $     34,161
    6,050 Juniper Networks, Inc.*                                       119,064
   25,500 Motorola, Inc.                                                450,585
   17,672 QUALCOMM, Inc.                                                753,888
   16,709 Qwest Communications International, Inc.* (a)                 150,214
   30,958 Sprint Nextel Corp.                                           586,964
    4,650 Tellabs, Inc.*                                                 46,035
   31,077 Verizon Communications, Inc.                                1,178,440
    5,090 Windstream Corp.                                               74,772
                                                                   ------------
                                                                      8,587,028
                                                                   ------------
          Textiles--0.0%
    1,450 Cintas Corp.                                                   52,345
                                                                   ------------
          Toys/Games/Hobbies--0.1%
    1,700 Hasbro, Inc.                                                   48,654
    4,200 Mattel, Inc.                                                  115,794
                                                                   ------------
                                                                        164,448
                                                                   ------------
          Transportation--1.6%
    3,850 Burlington Northern Santa Fe Corp.                            309,656
    1,850 CH Robinson Worldwide, Inc.                                    88,338
    4,650 CSX Corp.                                                     186,233
    3,300 FedEx Corp.                                                   354,518
    4,240 Norfolk Southern Corp.                                        214,544
      650 Ryder System, Inc.                                             32,071
    2,900 Union Pacific Corp.                                           294,495
   11,416 United Parcel Service, Inc., Class B (a)                      800,261
                                                                   ------------
                                                                      2,280,116
                                                                   ------------
          Total Common Stocks
          (Cost $ 115,204,070)                                      135,816,728
                                                                   ------------
PRINCIPAL
 AMOUNT
---------
          UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--0.2%
          United States Treasury Bill--0.2%
 $300,000 4.92%, 8/02/07+
          (Cost $ 294,952)                                              295,052
                                                                   ------------
 NUMBER
OF SHARES
---------
          MONEY MARKET FUND--1.6%
2,236,781 BNY Hamilton Money Fund (Institutional Shares),
          5.25% (b)
          (Cost $ 2,236,781)                                          2,236,781
                                                                   ------------

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                         ------------
          INVESTMENT OF CASH COLLATERAL FOR SECURITIES
          LOANED- 5.9%
          MONEY MARKET FUND - 5.9%
8,201,854 BNY Hamilton Institutional Cash Reserve Fund, 5.34% (c)
          (Cost $8,201,854) (d)                                   $  8,201,854
                                                                  ------------
          Total Investments
          (Cost $125,937,657) (e)--105.9%                          146,550,415
          Liabilities in excess of other assets--(5.9%)             (8,259,750)
                                                                  ------------
          Net Assets--100.0%                                      $138,290,665
                                                                  ============

--------
*   Non-income producing security.
+ Coupon rate represents discounted rate at time of purchase for United States Treasury Bills. This is the actual collateral for the S&P 500 Index future.
(a) Security, or a portion thereof, was on loan at March 31, 2007.
(b) Represents annualized 7day yield at March 31, 2007
(c) Interest rate shown reflects the yield as of March 31, 2007.
(d) At March 31, 2007, the total market value of the Fund's securities on loan was $7,947,490 and the total value of the collateral held by the Fund was $8,201,854.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2007, net unrealized appreciation was $20,612,758 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $23,831,392 and aggregate gross unrealized depreciation of $3,218,634.

At March 31, 2007, the S&P 500 Index Fund had entered into exchange traded financial future contracts as described below:

                                                Unrealized Appreciation at
Index                   Maturity Date Contracts       March 31, 2007
-----                   ------------- --------- --------------------------
S&P 500                     June
Index                       2007         37              $51,497

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON SMALL CAP CORE EQUITY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          COMMON STOCKS--95.4%
          Aerospace/Defense--1.1%
  88,100  K&F Industries Holdings, Inc.* (a)                        $ 2,372,533
                                                                    -----------
          Banks--7.1%
  57,200  Bank of the Ozarks, Inc. (a)                                1,642,784
 100,700  East West Bancorp, Inc.                                     3,702,739
 120,500  Signature Bank* (a)                                         3,921,070
 206,200  Umpqua Holdings Corp.                                       5,519,974
                                                                    -----------
                                                                     14,786,567
                                                                    -----------
          Building Materials--2.6%
 106,500  Universal Forest Products, Inc.                             5,277,075
                                                                    -----------
          Chemicals--2.4%
 103,000  Cabot Corp.                                                 4,916,190
                                                                    -----------
          Commercial Services--9.1%
  94,200  Deluxe Corp. (a)                                            3,158,526
 137,900  HMS Holdings Corp.* (a)                                     3,020,010
  75,300  Landauer, Inc.                                              3,801,144
  57,865  Monro Muffler, Inc.                                         2,031,062
 116,500  Ritchie Bros. Auctioneers, Inc. (Canada) (a)                6,817,579
                                                                    -----------
                                                                     18,828,321
                                                                    -----------
          Diversified Financial Services--2.2%
  97,300  National Financial Partners Corp. (a)                       4,564,343
                                                                    -----------
          Electric--3.0%
 241,200  Cleco Corp.                                                 6,230,196
                                                                    -----------
          Electronics--4.0%
 141,100  LoJack Corp.* (a)                                           2,678,078
 343,500  Newport Corp.* (a)                                          5,623,095
                                                                    -----------
                                                                      8,301,173
                                                                    -----------
          Environmental Control--3.4%
  86,000  Stericycle, Inc.* (a)                                       7,009,000
                                                                    -----------
          Food--4.3%
 101,600  Performance Food Group Co.* (a)                             3,136,392
  91,000  Ralcorp Holdings, Inc.* (a)                                 5,851,300
                                                                    -----------
                                                                      8,987,692
                                                                    -----------

BNY HAMILTON SMALL CAP CORE EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
          Healthcare-Products--7.3%
 117,100  Arrow International, Inc. (a)                             $ 3,765,936
 143,700  Meridian Bioscience, Inc. (a)                               3,989,112
 127,400  Respironics, Inc.*                                          5,349,526
  40,145  The Cooper Cos., Inc. (a)                                   1,951,850
                                                                    -----------
                                                                     15,056,424
                                                                    -----------
          Home Builders--1.0%
 101,400  Standard Pacific Corp. (a)                                  2,116,218
                                                                    -----------
          Household Products/Wares--3.6%
 230,000  Tupperware Corp. (a)                                        5,733,900
  55,400  WD-40 Co.                                                   1,756,734
                                                                    -----------
                                                                      7,490,634
                                                                    -----------
          Housewares--3.0%
 122,200  The Toro Co.                                                6,261,528
                                                                    -----------
          Insurance--1.8%
  73,000  ProAssurance Corp.* (a)                                     3,733,950
                                                                    -----------
          Leisure Time--2.6%
 102,900  Life Time Fitness, Inc.* (a)                                5,290,089
                                                                    -----------
          Machinery-Diversified--5.0%
 174,600  Cognex Corp. (a)                                            3,783,582
  50,400  Middleby Corp.* (a)                                         6,644,736
                                                                    -----------
                                                                     10,428,318
                                                                    -----------
          Miscellaneous Manufacturing--6.3%
  71,000  Ceradyne, Inc.* (a)                                         3,886,540
 129,300  Clarcor, Inc.                                               4,111,740
 122,900  Matthews International Corp., Class A (a)                   5,002,030
                                                                    -----------
                                                                     13,000,310
                                                                    -----------
          Oil & Gas--1.8%
 101,300  St. Mary Land & Exploration Co. (a)                         3,715,684
                                                                    -----------
          REITS--3.4%
 123,600  American Campus Communities, Inc. (a)                       3,743,844
 101,350  Cousins Properties, Inc. (a)                                3,330,361
                                                                    -----------
                                                                      7,074,205
                                                                    -----------
          Retail--5.7%
 143,000  Hibbett Sports, Inc.*                                       4,088,370
 120,400  O'Reilly Automotive, Inc.* (a)                              3,985,240

BNY HAMILTON SMALL CAP CORE EQUITY FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                          ------------

    72,000 Tractor Supply Co.* (a)                                 $  3,708,000
                                                                   ------------
                                                                     11,781,610
                                                                   ------------
           Semiconductors--4.9%
   108,800 Cohu, Inc.                                                 2,045,440
   441,800 Entegris, Inc.* (a)                                        4,727,260
    50,300 Hittite Microwave Corp.* (a)                               2,020,551
   163,000 MoSys, Inc.* (a)                                           1,369,200
                                                                   ------------
                                                                     10,162,451
                                                                   ------------
           Software--6.2%
   173,650 Blackbaud, Inc.                                            4,240,533
   123,260 Computer Programs & Systems, Inc. (a)                      3,305,833
   291,700 Epicor Software Corp.* (a)                                 4,057,547
    48,323 Inter-Tel, Inc.                                            1,142,356
                                                                   ------------
                                                                     12,746,269
                                                                   ------------
           Storage/Warehousing--1.7%
   134,400 Mobile Mini, Inc.* (a)                                     3,599,232
                                                                   ------------
           Telecommunications--1.9%
   270,000 Alaska Communications Systems Group, Inc.                  3,982,500
                                                                   ------------
           Total Common Stocks
           (Cost $ 181,151,755)                                     197,712,512
                                                                   ------------
           MUTUAL FUNDS--3.4%
           Energy--3.4%
   115,000 Tortoise Energy Capital Corp.                              3,418,950
    90,168 Tortoise Energy Infrastructure Corp. (a)                   3,489,502
                                                                   ------------
           Total Mutual Funds
           (Cost $ 5,444,826)                                         6,908,452
                                                                   ------------
           MONEY MARKET FUND--0.7%
 1,490,350 BNY Hamilton Money Fund (Institutional Shares),
           5.25% (b)
           (Cost $ 1,490,350)                                         1,490,350
                                                                   ------------
           INVESTMENT OF CASH COLLATERAL FOR SECURITIES
           LOANED--26.6%
           MONEY MARKET FUND--26.6%
55,192,041 BNY Institutional Cash Revenue Fund, 5.34% (c)
           (Cost $55,192,041) (d)                                    55,192,041
                                                                   ------------

BNY HAMILTON SMALL CAP CORE EQUITY FUND

March 31, 2007 (Unaudited)

                                                                   VALUE
                                                               ------------
      Total Investments
      (Cost $243,278,972) (e)--126.1%                          $261,303,355
      Liabilities in excess of other assets--(26.1%)            (54,040,889)
                                                               ------------
      Net Assets--100.0%                                       $207,262,466
                                                               ============
--------
*   Non-income producing security.
(a) Security, or a portion thereof, was on loan at March 31, 2007.
(b) Represents annualized 7 day yield at March 31, 2007.
(c) Interest rate shown reflects the yield at March 31, 2007.
(d) At March 31, 2007, the total market value of the Fund's securities on loan was $53,676,959 and the total value of the collateral held by the Fund $55,192,041.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2007, net unrealized appreciation was $18,024,383 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $23,856,174 and aggregate gross unrealized depreciation of $5,831,791.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON SMALL CAP GROWTH FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
          COMMON STOCKS--97.9%
          Advertising--0.7%
 23,415   inVentiv Health, Inc.*                                     $  896,560
                                                                     ----------
          Aerospace/Defense--2.5%
 24,010   Aerovironment, Inc. * (a)                                     548,869
 44,585   BE Aerospace, Inc.*                                         1,413,344
 29,635   TransDigm Group, Inc. *                                     1,078,121
                                                                     ----------
                                                                      3,040,334
                                                                     ----------
          Airlines--0.5%
 18,175   Allegiant Travel Co. *                                        572,513
                                                                     ----------
          Apparel--2.0%
 43,120   Volcom, Inc. * (a)                                          1,481,604
 31,890   Wolverine World Wide, Inc.                                    911,097
                                                                     ----------
                                                                      2,392,701
                                                                     ----------
          Banks--1.5%
 21,005   PrivateBancorp, Inc. (a)                                      767,943
 21,945   SVB Financial Group * (a)                                   1,066,307
                                                                     ----------
                                                                      1,834,250
                                                                     ----------
          Biotechnology--4.0%
 48,020   Affymetrix, Inc. * (a)                                      1,443,961
 31,093   Illumina, Inc.* (a)                                           911,025
 65,670   Lifecell Corp. * (a)                                        1,639,780
  7,180   Myriad Genetics, Inc. *                                       247,423
 53,260   Nektar Therapeutics* (a)                                      695,576
                                                                     ----------
                                                                      4,937,765
                                                                     ----------
          Commercial Services--12.4%
 21,420   Advisory Board Co.*                                         1,084,280
 56,280   AMN Healthcare Services, Inc. * (a)                         1,273,054
 16,505   Bright Horizons Family Solutions, Inc.*                       623,064
 33,730   CoStar Group, Inc. * (a)                                    1,507,056
 24,880   CRA International, Inc. * (a)                               1,298,238
 33,040   Cross Country Healthcare, Inc. *                              602,319
 26,675   DeVry, Inc.*                                                  782,911
 36,505   Macquarie Infrastructure Co. Trust                          1,434,646
 29,800   Morningstar, Inc. * (a)                                     1,538,872
 60,360   MPS Group, Inc. *                                             854,094
 40,140   Resources Connection, Inc. *                                1,284,079
 12,820   Strayer Education, Inc.                                     1,602,500
 33,925   VistaPrint Ltd. *                                           1,299,328

BNY HAMILTON SMALL CAP GROWTH FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------

                                                                    -----------
                                                                    $15,184,441
                                                                    -----------
          Computers--0.9%
 42,290   Comtech Group, Inc. (China) * (a)                             739,229
 19,875   Isilon Systems, Inc. * (a)                                    321,379
                                                                    -----------
                                                                      1,060,608
                                                                    -----------
          Cosmetics/Personal Care--1.0%
 59,020   Inter Parfums, Inc.                                         1,239,420
                                                                    -----------
          Distribution/Wholesale--1.2%
 67,970   LKQ Corp. * (a)                                             1,485,824
                                                                    -----------
          Diversified Financial Services--5.1%
 31,585   International Securities Exchange Holdings, Inc.            1,541,348
 36,710   KBW, Inc. * (a)                                             1,276,040
 18,450   Lazard Ltd., Class A (Bermuda) (a)                            925,821
 26,860   optionsXpress Holdings, Inc.                                  632,284
 28,760   Portfolio Recovery Associates, Inc. * (a)                   1,284,134
 26,710   Waddell & Reed Financial, Inc.                                622,877
                                                                    -----------
                                                                      6,282,504
                                                                    -----------
          Electrical Components & Equipment--1.5%
 34,885   Color Kinetics, Inc. * (a)                                    677,816
 33,045   Energy Conversion Devices, Inc. * (a)                       1,154,592
                                                                    -----------
                                                                      1,832,408
                                                                    -----------
          Electronics--2.5%
 33,085   Cymer, Inc.*                                                1,374,682
 22,495   Daktronics, Inc. (a)                                          617,263
 15,560   FARO Technologies, Inc.*                                      449,217
 18,640   II-VI, Inc. *                                                 630,964
                                                                    -----------
                                                                      3,072,126
                                                                    -----------
          Entertainment--1.1%
 70,525   Shuffle Master, Inc. * (a)                                  1,287,081
                                                                    -----------
          Environmental Control--1.0%
 39,507   Waste Connections, Inc. *                                   1,182,840
                                                                    -----------
          Food--2.1%
 45,825   Hain Celestial Group, Inc.*                                 1,377,958
 40,595   United Natural Foods, Inc. * (a)                            1,243,831

BNY HAMILTON SMALL CAP GROWTH FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------

                                                                    -----------
                                                                    $ 2,621,789
                                                                    -----------
          Hand/Machine Tools--0.3%
  8,220   Baldor Electric Co.                                           310,223
                                                                    -----------
          Healthcare-Products--11.1%
 49,940   Abaxis, Inc. * (a)                                          1,217,038
 25,725   Arthrocare Corp. * (a)                                        927,129
 29,420   Holologic, Inc. * (a)                                       1,695,768
 35,415   Kyphon, Inc. * (a)                                          1,598,633
 43,950   Meridian Bioscience, Inc. (a)                               1,220,052
 62,415   NuVasive, Inc. * (a)                                        1,482,356
 39,540   Oakley, Inc.                                                  796,336
 65,960   PSS World Medical, Inc. * (a)                               1,394,394
 28,020   Sirona Dental Systems, Inc. * (a)                             965,569
 16,410   Ventana Medical Systems, Inc. * (a)                           687,579
 28,950   Vital Images, Inc. * (a)                                      962,877
 34,480   Volcano Corp. * (a)                                           620,985
                                                                    -----------
                                                                     13,568,716
                                                                    -----------
          Healthcare-Services--2.0%
 55,060   Assisted Living Concepts, Inc. *                              649,708
 45,430   Psychiatric Solutions, Inc. * (a)                           1,831,283
                                                                    -----------
                                                                      2,480,991
                                                                    -----------
          Home Furnishings--0.3%
 12,450   DTS, Inc. (a)                                                 301,664
                                                                    -----------
          Household Products/Wares--1.1%
 67,710   Central Garden & Pet Co., Class A * (a)                       995,337
 23,360   Central Garden & Pet Co. * (a)                                345,027
                                                                    -----------
                                                                      1,340,364
                                                                    -----------
          Insurance--0.6%
 15,065   ProAssurance Corp.*                                           770,575
                                                                    -----------
          Internet--6.4%
 64,840   aQuantive, Inc. * (a)                                       1,809,684
 41,150   DealerTrack Holdings, Inc. *                                1,264,128
 33,360   Digital River, Inc. *                                       1,843,141

BNY HAMILTON SMALL CAP GROWTH FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
 33,260   GSI Commerce, Inc. * (a)                                   $  751,343
 34,540   Opsware, Inc. * (a)                                           250,415
 49,505   RightNow Technologies, Inc. * (a)                             810,892
 44,230   Stamps.com, Inc. * (a)                                        635,585
 18,685   Valueclick, Inc.*                                             488,239
                                                                     ----------
                                                                      7,853,427
                                                                     ----------
          Leisure Time--1.2%
 37,755   WMS Industries, Inc. * (a)                                  1,481,506
                                                                     ----------
          Lodging--1.0%
 23,280   Gaylord Entertainment Co. * (a)                             1,230,814
                                                                     ----------
          Machinery-Diversified--1.2%
 16,785   iRobot Corp. * (a)                                            219,380
 36,335   Wabtec Corp.                                                1,253,194
                                                                     ----------
                                                                      1,472,574
                                                                     ----------
          Miscellaneous Manufacturing--1.1%
 66,910   Hexcel Corp. * (a)                                          1,328,164
                                                                     ----------
          Oil & Gas--3.0%
 10,855   Atwood Oceanics, Inc.*                                        637,080
 13,320   CARBO Ceramics, Inc. (a)                                      620,046
 12,260   Core Laboratories NV (Netherlands)*                         1,027,757
 17,280   Dril-Quip, Inc.*                                              747,878
 50,430   Input/Output, Inc. * (a)                                      694,925
                                                                     ----------
                                                                      3,727,686
                                                                     ----------
          Oil & Gas Services--1.3%
 22,600   Oceaneering International, Inc.*                              951,912
 18,080   Superior Energy Services, Inc.*                               623,218
                                                                     ----------
                                                                      1,575,130
                                                                     ----------
          Pharmaceuticals--0.8%
 18,090   BioMarin Pharmaceuticals, Inc. * (a)                          312,233
  9,245   Medicines Co. *                                               231,865
  8,560   Pharmion Corp. * (a)                                          225,042
 20,760   Salix Pharmaceuticals Ltd. * (a)                              261,576
                                                                     ----------
                                                                      1,030,716
                                                                     ----------
          Retail--7.4%
 58,440   99 Cents Only Stores* (a)                                     860,821
 30,465   Chipotle Mexican Grill, Inc. * (a)                          1,891,876
 31,325   DSW, Inc. * (a)                                             1,322,228

BNY HAMILTON SMALL CAP GROWTH FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                               VALUE
---------                                                            ------------
   39,705 Hibbett Sports, Inc.*                                      $  1,135,166
   34,075 J Crew Group, Inc. *                                          1,368,793
   29,200 PF Chang's China Bistro, Inc. * (a)                           1,222,896
   31,005 Zumiez, Inc. * (a)                                            1,243,921
                                                                     ------------
                                                                        9,045,701
                                                                     ------------
          Semiconductors--5.1%
   40,850 Formfactor, Inc. *                                            1,828,038
    7,520 Hittite Microwave Corp. *                                       302,078
   37,315 Netlogic Microsystems, Inc. * (a)                               993,325
   50,660 Sirf Technology Holdings, Inc. * (a)                          1,406,322
   35,940 Tessera Technologies, Inc. *                                  1,428,256
   24,820 Volterra Semiconductor Corp. * (a)                              324,149
                                                                     ------------
                                                                        6,282,168
                                                                     ------------
          Software--9.9%
   54,030 Allscripts Healthcare Solutions, Inc. * (a)                   1,448,544
   33,225 American Reprographics Co. * (a)                              1,022,998
   28,025 Blackbaud, Inc.                                                 684,371
   57,665 Blackboard, Inc. * (a)                                        1,939,273
  104,955 Informatica Corp. * (a)                                       1,409,546
  109,120 Nuance Communications, Inc. * (a)                             1,670,626
   32,610 THQ, Inc. *                                                   1,114,936
   41,840 Transaction Systems Architects, Inc.*                         1,355,198
   58,950 Ultimate Software Group, Inc. * (a)                           1,543,900
                                                                     ------------
                                                                       12,189,392
                                                                     ------------
          Telecommunications--4.1%
  113,222 Arris Group, Inc. * (a)                                       1,594,166
   21,390 Aruba Networks, Inc. * (a)                                      313,791
   35,435 Atheros Communications, Inc. *                                  847,960
   30,660 Foundry Networks, Inc. *                                        416,056
   24,580 Netgear, Inc. * (a)                                             701,267
   41,795 NeuStar, Inc. *                                               1,188,650
                                                                     ------------
                                                                        5,061,890
                                                                     ------------
          Total Common Stocks
          (Cost $ 110,400,658)                                        119,974,865
                                                                     ------------
          MONEY MARKET FUND--1.9%
2,337,635 BNY Hamilton Money Fund (Institutional Shares), 5.25% (b)
          (Cost $ 2,337,635)                                            2,337,635
                                                                     ------------

BNY HAMILTON SMALL CAP GROWTH FUND

March 31, 2007 (Unaudited)

     NUMBER
    OF SHARES                                                      VALUE
    ---------                                                  ------------
               INVESTMENT OF CASH COLLATERAL FOR SECURITIES
               LOANED- 31.1%
               MONEY MARKET FUND - 31.1%
    38,165,508 BNY Institutional Cash Reserve Fund, 5.34% (c)
               (Cost $38,165,508) (d)                          $ 38,165,508
                                                               ------------
               Total Investments
               (Cost $150,903,801) (e)--130.9%                  160,478,008
               Liabilities in excess of other assets --(30.9%)  (37,872,053)
                                                               ------------
               Net Assets--100.0%                              $122,605,955
                                                               ============

--------
*   Non-income producing security.
(a) Security, or a portion thereof, was on loan at March 31, 2007.
(b) Represents annualized 7 day yield at March 31, 2007.
(c) Interest rate shown reflects the yield as of March 31, 2007.
(d) At March 31, 2007, the total market value of the Fund's securities on loan was $37,193,211 and the total value of the collateral held by the Fund was $38,165,508.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2007, net unrealized appreciation was $9,574,207 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $12,225,909 and aggregate gross unrealized depreciation of $2,651,702.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON CORE BOND FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                           ----------
             MORTGAGE-BACKED SECURITIES--40.1%
             Federal Home Loan Mortgage Corp.--38.4%
$      6,539 Pool #160074
             10.00%, 4/01/09                                         $    6,810
      52,608 Pool #180006
             9.25%, 8/01/11                                              55,279
         936 Gold Pool #E20261
             7.50%, 9/01/11                                                 956
     204,078 Gold Pool #E00678
             6.50%, 6/01/14                                             209,210
   8,375,259 Gold Pool #E01386
             5.00%, 6/01/18                                           8,280,832
   2,159,216 Gold Pool #E01425
             4.50%, 8/01/18                                           2,096,149
   1,690,487 Gold Pool #E98903
             4.50%, 8/01/18                                           1,641,111
   2,933,376 Gold Pool #E99778
             4.50%, 9/01/18                                           2,847,696
   1,119,040 Gold Pool #B10824
             4.50%, 11/01/18                                          1,086,355
   3,433,740 Gold Pool #B14178
             4.00%, 5/01/19                                           3,244,968
   1,932,372 Gold Pool #B15346
             4.50%, 6/01/19                                           1,873,221
   1,352,817 Gold Pool #B18685
             4.50%, 1/01/20                                           1,309,909
   3,371,443 Gold Pool #G18044
             4.50%, 3/01/20                                           3,264,509
   3,575,000 Gold Pool TBA
             5.00%, 4/15/20                                           3,524,728
   2,189,998 Gold Pool #J02698
             5.50%, 11/01/20                                          2,195,384
     921,820 Gold Pool #J00740
             5.50%, 12/01/20                                            924,088
   2,884,313 Gold Pool #G18114
             5.50%, 5/01/21                                           2,890,409
       4,255 Gold Pool #G00800
             7.00%, 11/01/26                                              4,425
     201,956 Gold Pool #G00767
             7.50%, 8/01/27                                             211,786
      44,253 Gold Pool #C29166
             7.00%, 7/01/29                                              46,051
     190,537 Gold Pool #C00896
             7.50%, 12/01/29                                            199,644
      62,446 Gold Pool #G01131
             7.50%, 9/01/30                                              65,321
     128,100 Gold Pool #C01095
             7.00%, 11/01/30                                            133,315
      45,222 Gold Pool #C46812
             7.50%, 1/01/31                                              47,304
       2,740 Gold Pool #C55047
             7.50%, 7/01/31                                               2,864

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

  PRINCIPAL
   AMOUNT                                                              VALUE
  ---------                                                          ----------
$      77,738 Gold Pool #C60567
              7.00%, 11/01/31                                        $   80,756
    1,023,483 Gold Pool #C01329
              7.00%, 3/01/32                                          1,063,214
      520,327 Gold Pool #C01345
              7.00%, 4/01/32                                            539,908
      480,492 Gold Pool #C01351
              6.50%, 5/01/32                                            493,873
    3,196,135 Gold Pool #C01385
              6.50%, 8/01/32                                          3,285,142
      328,863 Gold Pool #C75331
              6.50%, 8/01/32                                            338,022
    2,319,333 Gold Pool #G01443
              6.50%, 8/01/32                                          2,383,923
    1,191,276 Gold Pool #C01403
              6.00%, 9/01/32                                          1,207,048
      227,653 Gold Pool #C01396
              6.50%, 9/01/32                                            233,993
    1,275,767 Gold Pool #C01404
              6.50%, 10/01/32                                         1,311,295
        2,190 Gold Pool #C72811
              6.00%, 11/01/32                                             2,219
        7,400 Gold Pool #C01435
              6.00%, 12/01/32                                             7,498
      604,065 Gold Pool #C75536
              6.00%, 1/01/33                                            612,062
          209 Gold Pool #C75905
              6.50%, 1/01/33                                                215
      360,242 Gold Pool #C01500
              6.50%, 1/01/33                                            370,274
    4,598,268 Gold Pool #G01513
              6.00%, 3/01/33                                          4,659,147
    2,460,118 Gold Pool #C01511
              6.00%, 3/01/33                                          2,492,689
      877,343 Gold Pool #C77416
              6.00%, 3/01/33                                            888,958
    3,517,000 Gold Pool TBA
              5.50%, 4/01/33                                          3,479,632
      659,977 Gold Pool #C01647
              4.50%, 10/01/33                                           622,200
    1,993,505 Gold Pool #A13973
              5.50%, 10/01/33                                         1,977,256
       90,998 Gold Pool #A15024
              6.00%, 10/01/33                                            92,145
    4,875,386 Gold Pool #A15479
              5.50%, 11/01/33                                         4,835,645
    1,010,903 Gold Pool #A15851
              5.50%, 12/01/33                                         1,002,663
    2,749,693 Gold Pool #A17572
              4.50%, 1/01/34                                          2,588,355
            1 Gold Pool #A17356
              5.00%, 1/01/34                                                  1

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         ------------
$17,958,000 Gold Pool TBA
            5.00%, 4/15/34                                         $ 17,351,917
      6,948 Gold Pool #A23982
            5.50%, 6/01/34                                                6,886
 12,512,253 Gold Pool #C01847
            5.50%, 6/01/34                                           12,401,767
  3,755,239 Gold Pool #A24720
            5.50%, 7/01/34                                            3,722,079
  3,663,964 Gold Pool #A25473
            6.00%, 8/01/34                                            3,703,091
     21,781 Gold Pool #A26522
            5.50%, 9/01/34                                               21,589
  2,239,284 Gold Pool #A31234
            5.50%, 1/01/35                                            2,219,511
  2,749,128 Gold Pool #A45093
            5.50%, 5/01/35                                            2,723,095
  3,658,785 Gold Pool #G08067
            5.00%, 7/01/35                                            3,539,600
  6,010,811 Gold Pool #A46630
            5.00%, 8/01/35                                            5,815,009
  3,332,631 Gold Pool #A37876
            5.00%, 9/01/35                                            3,224,071
    557,220 Gold Pool #A47283
            5.00%, 10/01/35                                             539,069
  1,780,536 Gold Pool #A52726
            5.50%, 8/01/36                                            1,761,922
  3,633,772 Conventional Pool #1K1255
            5.83%, 11/01/36                                           3,665,983
  3,488,429 Conventional Pool #782760
            5.97%, 11/01/36                                           3,514,900
    941,100 Gold Pool #A55611
            6.00%, 12/01/36                                             948,682
  3,385,884 Conventional Pool #1G1477
            5.83%, 1/01/37                                            3,425,395
                                                                   ------------
                                                                    139,315,023
                                                                   ------------
            Federal National Mortgage Association--1.2%
      7,627 Pool #219238
            8.50%, 2/01/09                                                7,736
    136,373 Pool #190770
            7.00%, 4/01/09                                              136,559
     82,132 Pool #527268
            7.00%, 11/01/14                                              84,713
    535,736 Pool #253942
            6.00%, 9/01/16                                              545,374
    804,093 Pool #647532
            5.50%, 5/01/17                                              808,052
    823,937 Pool #694970
            5.50%, 4/01/18                                              827,693
  1,242,707 Pool #555384
            5.50%, 4/01/18                                            1,248,373

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$   2,062 Pool #535497
          6.50%, 8/01/30                                             $    2,126
    1,455 Pool #549914
          8.50%, 9/01/30                                                  1,566
  634,015 Pool #545994
          7.00%, 10/01/32                                               660,693
                                                                     ----------
                                                                      4,322,885
                                                                     ----------
          Government National Mortgage Association--0.5%
   15,010 Pool #21598
          8.00%, 2/15/08                                                 15,227
    7,064 Pool #27246
          9.00%, 12/15/08                                                 7,193
    3,961 Pool #31570
          9.50%, 6/15/09                                                  4,107
      991 Pool #34366
          9.50%, 9/15/09                                                  1,027
    6,247 Pool #34704
          9.50%, 10/15/09                                                 6,477
    3,101 Pool #33765
          9.50%, 10/15/09                                                 3,216
   52,587 Pool #171774
          9.00%, 9/15/16                                                 56,333
    3,863 Pool #290313
          9.50%, 5/15/20                                                  4,233
    1,839 Pool #336019
          7.50%, 9/15/22                                                  1,918
  121,580 Pool #319650
          7.00%, 11/15/22 FRN                                           126,950
   55,593 Pool #349306
          8.00%, 2/15/23                                                 58,893
   34,253 Pool #376445
          6.50%, 4/15/24                                                 35,202
  106,525 Pool #362262
          7.50%, 4/15/24                                                111,218
   32,310 Pool #384069
          7.50%, 4/15/24                                                 33,733
    9,169 Pool #780689
          6.50%, 12/15/27                                                 9,443
  495,496 Pool #464686
          6.50%, 7/15/28                                                510,278
   15,934 Pool #511772
          8.00%, 11/15/30                                                16,908
   25,952 Pool #485393
          7.00%, 4/15/31                                                 27,138
   97,420 Pool #550475
          7.00%, 5/15/31                                                101,872
  819,940 Pool #781336
          6.00%, 10/15/31                                               833,052

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

PRINCIPAL
AMOUNT                                                                VALUE
---------                                                          ------------

                                                                   ------------
                                                                   $  1,964,418
                                                                   ------------
           Total Mortgage-Backed Securities
           (Cost $ 147,127,219)                                     145,602,326
                                                                   ------------
           CORPORATE BONDS--25.8%
           Aerospace/Defense--0.2%
$  773,000 General Dynamics Corp.
           4.25%, 5/15/13                                               738,523
                                                                   ------------
           Auto Manufacturers--0.3%
 1,162,000 DaimlerChrysler NA Holding Corp.
           7.20%, 9/01/09                                             1,212,935
                                                                   ------------
           Banks--0.4%
   500,000 Bank of America Corp.*
           5.42%, 3/15/17                                               494,809
   845,000 Capital One Financial Corp.
           6.15%, 9/01/16                                               857,075
                                                                   ------------
                                                                      1,351,884
                                                                   ------------
           Beverages--0.4%
 1,495,000 PepsiCo, Inc.
           3.20%, 5/15/07 (a)                                         1,490,146
                                                                   ------------
           Chemicals--0.3%
 1,248,000 EI Du Pont de Nemours & Co.
           5.25%, 12/15/16                                            1,227,443
                                                                   ------------
           Commercial Services--0.8%
 1,000,000 Aramark Corp.
           8.50%, 2/01/15                                             1,040,000
 1,000,000 Carriage Services, Inc.
           7.88%, 1/15/15                                             1,027,500
 1,000,000 Quebecor World Capital Corp. (Canada)
           6.13%, 11/15/13                                              922,500
                                                                   ------------
                                                                      2,990,000
                                                                   ------------
           Computers--0.4%
 1,272,000 IBM Corp.
           7.00%, 10/30/25                                            1,448,799
                                                                   ------------
           Computers - Software and Peripherals--0.0%
 1,643,000 Metromedia Fiber Network, Inc.
           10.00%, 12/15/09 (b)                                              --
                                                                   ------------

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                          -----------
            Cosmetics/Personal Care--0.2%
$   510,000 Procter & Gamble Co.
            6.88%, 9/15/09                                          $   532,800
                                                                    -----------
            Diversified Financial Services--7.4%
  1,223,000 American General Finance Corp.,
            Series H
            5.38%, 10/01/12                                           1,228,459
    596,000 Caterpillar Financial Services Corp.
            4.30%, 6/01/10                                              582,961
    838,000 CIT Group, Inc.
            5.40%, 2/13/12                                              839,661
  1,653,000 Citigroup, Inc.
            5.10%, 9/29/11                                            1,652,314
    846,000 Citigroup, Inc.
            6.00%, 10/31/33                                             841,504
  2,500,000 Ford Motor Credit Co.
            7.25%, 10/25/11                                           2,429,757
  1,545,000 General Electric Capital Corp.
            4.14%, 9/01/09                                            1,515,877
  3,311,000 General Electric Capital Corp.
            6.00%, 6/15/12                                            3,440,241
  2,500,000 GMAC LLC
            6.88%, 8/28/12                                            2,489,927
  1,381,000 Goldman Sachs Group, Inc.
            5.63%, 1/15/17                                            1,367,878
  1,152,000 Goldman Sachs Group, Inc.
            6.35%, 2/15/34                                            1,137,988
  1,000,000 Idearc, Inc.
            8.00%, 11/15/16                                           1,028,750
  1,123,000 John Deere Capital Corp.
            3.90%, 1/15/08                                            1,111,398
    806,000 JPMorgan Chase Capital XXII
            6.45%, 2/02/37                                              789,944
  1,113,000 Merrill Lynch & Co., Inc.
            4.13%, 1/15/09                                            1,093,526
  1,130,000 Merrill Lynch & Co., Inc.
            3.70%, 3/02/09 FRN                                        1,093,603
  2,183,000 Morgan Stanley
            6.60%, 4/01/12                                            2,310,496
    972,000 SLM Corp.
            5.45%, 4/25/11                                              983,739
    998,000 SLM Corp.
            5.38%, 1/15/13                                            1,003,776
                                                                    -----------
                                                                     26,941,799
                                                                    -----------
            Electric--1.6%
  2,053,000 Carolina Power & Light Co.
            5.13%, 9/15/13                                            2,028,025

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                           ----------
$   982,000 Dominion Resources, Inc.
            4.13%, 2/15/08                                           $  971,775
    822,000 Dominion Resources, Inc.
            6.30%, 3/15/33                                              835,597
    992,000 Exelon Corp.
            4.90%, 6/15/15                                              926,946
  1,079,000 Florida Power & Light Co.
            5.65%, 2/01/35                                            1,060,924
                                                                     ----------
                                                                      5,823,267
                                                                     ----------
            Environmental Control--0.3%
    988,000 Waste Management, Inc.
            5.00%, 3/15/14                                              951,619
                                                                     ----------
            Food--0.5%
    682,000 General Mills, Inc.
            5.70%, 2/15/17                                              683,941
  1,170,000 Safeway, Inc.
            4.95%, 8/16/10                                            1,156,126
                                                                     ----------
                                                                      1,840,067
                                                                     ----------
            Forest Products & Paper--0.3%
    956,000 International Paper Co.
            5.85%, 10/30/12                                             970,453
                                                                     ----------
            Gas--0.2%
    607,000 Sempra Energy
            6.00%, 2/01/13                                              624,941
                                                                     ----------
            Healthcare-Services--0.3%
  1,083,000 WellPoint, Inc.
            5.00%, 1/15/11                                            1,077,547
                                                                     ----------
            Household Products/Wares--0.6%
  1,000,000 Gregg Appliances, Inc.
            9.00%, 2/01/13                                            1,050,000
  1,000,000 Jarden Corp.
            7.50%, 5/01/17                                            1,010,000
                                                                     ----------
                                                                      2,060,000
                                                                     ----------
            Insurance--1.6%
  1,492,000 American International Group, Inc.
            5.60%, 10/18/16                                           1,517,324
  1,301,000 Hartford Financial Services Group, Inc.
            5.38%, 3/15/17                                            1,285,300
  1,063,000 MetLife, Inc.
            6.50%, 12/15/32                                           1,137,690

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$  690,000 Prudential Financial, Inc.
           5.50%, 3/15/16                                            $  690,553
 1,340,000 Prudential Financial, Inc.
           5.70%, 12/14/36                                            1,282,659
                                                                     ----------
                                                                      5,913,526
                                                                     ----------
           Media--2.2%
 1,319,000 Comcast Corp.
           7.05%, 3/15/33                                             1,416,080
 1,000,000 Morris Publishing Group LLC
           7.00%, 8/01/13                                               955,000
   904,000 News America Holdings, Inc.
           9.25%, 2/01/13                                             1,072,376
 1,000,000 Sinclair Broadcast Group, Inc.
           8.00%, 3/15/12                                             1,035,000
 1,905,000 Time Warner, Inc.
           5.50%, 11/15/11                                            1,920,372
 1,750,000 Walt Disney Co.
           5.38%, 6/01/07                                             1,750,490
                                                                     ----------
                                                                      8,149,318
                                                                     ----------
           Mining--0.5%
   753,000 Alcoa, Inc.
           5.55%, 2/01/17                                               747,863
 1,000,000 Freeport-McMoRan Copper & Gold, Inc.
           8.38%, 4/01/17                                             1,081,250
                                                                     ----------
                                                                      1,829,113
                                                                     ----------
           Oil & Gas--0.7%
   965,000 Canadian Natural Resources Ltd. (Canada)
           5.70%, 5/15/17                                               960,539
   705,000 ChevronTexaco Capital Co. (Canada)
           3.38%, 2/15/08                                               694,328
   903,000 Valero Energy Corp.
           6.88%, 4/15/12                                               961,601
                                                                     ----------
                                                                      2,616,468
                                                                     ----------
           Pharmaceuticals--1.8%
 2,282,000 Abbott Laboratories
           5.60%, 5/15/11                                             2,327,113
 2,746,000 Eli Lilly & Co.
           5.20%, 3/15/17                                             2,699,917
 1,459,000 GlaxoSmithKline Capital PLC (Great Britain)
           2.38%, 4/16/07                                             1,457,494
                                                                     ----------
                                                                      6,484,524
                                                                     ----------

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
           Pipelines--0.3%
$1,000,000 Atlas Pipeline Partners LP
           8.13%, 12/15/15                                           $1,030,000
                                                                     ----------
           REITS--0.2%
   477,000 Simon Property Group LP
           5.60%, 9/01/11 (a)                                           484,405
   292,000 Simon Property Group LP
           5.25%, 12/01/16                                              285,713
                                                                     ----------
                                                                        770,118
                                                                     ----------
           Retail--0.8%
 1,629,000 Home Depot, Inc.
           5.40%, 3/01/16                                             1,590,699
 1,386,000 Wal-Mart Stores, Inc.
           5.25%, 9/01/35                                             1,258,963
                                                                     ----------
                                                                      2,849,662
                                                                     ----------
           Telecommunications--2.6%
 1,650,000 AT&T, Inc.
           6.80%, 5/15/36                                             1,759,050
 1,000,000 Cincinnati Bell, Inc.
           8.38%, 1/15/14 (a)                                         1,022,500
 1,037,000 Embarq Corp.
           7.08%, 6/01/16                                             1,057,268
 1,401,000 Global Crossing Ltd.
           8.70%, 8/01/07 (b)                                                --
   608,000 Verizon Global Funding Corp.
           7.25%, 12/01/10                                              649,417
   936,000 Verizon Global Funding Corp.
           7.75%, 12/01/30                                            1,084,908
 2,110,000 Verizon Virginia, Inc., Series A
           4.63%, 3/15/13                                             2,006,060
 1,963,000 Vodafone Group PLC
           5.63%, 2/27/17                                             1,946,006
 1,406,000 Williams Communication Group, Inc.
           10.88%, 10/01/09 (b)                                              --
                                                                     ----------
                                                                      9,525,209
                                                                     ----------
           Transportation--0.9%
   806,000 Burlington Northern Santa Fe Corp.
           6.20%, 8/15/36                                               789,920
 1,149,000 Canadian National Railway (Canada)
           6.20%, 6/01/36                                             1,175,389
 1,326,000 Union Pacific Corp.
           4.88%, 1/15/15                                             1,247,585

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                          -----------

                                                                    -----------
                                                                    $ 3,212,894
                                                                    -----------
            Total Corporate Bonds
            (Cost $ 96,958,049)                                      93,663,055
                                                                    -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS--11.9%
            Federal Home Loan Mortgage Corp.--1.5%
$   283,909 Series 1678CA
            6.00%, 2/15/09                                              283,880
    997,777 Series R004, Class AL
            5.13%, 12/15/13 (a)                                         992,306
  2,132,901 Series R002, Class AH
            4.75%, 7/15/15                                            2,105,855
  1,200,471 Series 2985, Class JP
            4.50%, 10/15/15                                           1,190,635
    975,632 Series 2726AG
            4.50%, 9/15/22                                              970,773
                                                                    -----------
                                                                      5,543,449
                                                                    -----------
            Government National Mortgage Association--0.3%
  1,178,822 Series 2005-76, Class A
            3.96%, 5/16/30                                            1,150,392
                                                                    -----------
            Whole Loan Collateral CMO--10.1%
    967,611 American Home Mortgage Investment Trust,
            Series 2004-1, Class 1A
            5.67%, 4/25/44 FRN                                          968,640
    564,304 Banc of America Mortgage Securities, Inc.,
            Series 2004-I, Class 2A2
            4.69%, 10/25/34 FRN                                         561,098
    689,596 Bear Stearns Adjustable Rate Mortgage Trust,
            Series 2005-9, Class A1
            4.63%, 10/25/35 FRN                                         677,752
  8,163,241 Bear Stearns ALT-A Trust,
            Series 2005-7, Class 11A1
            5.59%, 8/25/35 FRN                                        8,168,900
    360,822 Bear Stearns ALT-A Trust,
            Series 2006-1, Class 21A1
            5.36%, 2/25/36 FRN                                          361,740
  1,079,418 Bear Stearns ALT-A Trust,
            Series 2006-5, Class 1A1
            5.49%, 8/25/36 FRN                                        1,080,227
  2,536,632 GMAC Mortgage Corp. Loan Trust,
            Series 2004-J2, Class A2
            5.82%, 6/25/34 FRN                                        2,545,618
    256,465 Residential Accredit Loans, Inc.,
            Series 2003-QS1, Class A1
            5.00%, 1/25/33                                              252,625

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                          -----------
$   727,325 Residential Accredit Loans, Inc.,
            Series 2004-QA5, Class A1
            4.28%, 12/25/34                                         $   726,842
    339,530 Residential Accredit Loans, Inc.,
            Series 2004-QA6, Class NB1
            4.93%, 12/26/34                                             341,472
    966,190 Structured Adjustable Rate Mortgage Loan Trust,
            Series 2004-14, Class 1A
            5.05%, 10/25/34                                             970,013
  1,585,716 Structured Adjustable Rate Mortgage Loan Trust,
            Series 2005-22, Class 1A2
            5.25%, 12/25/35                                           1,575,930
  2,753,617 Structured Adjustable Rate Mortgage Loan Trust,
            Series 2005-23, Class 1A1
            5.45%, 1/25/36                                            2,745,879
    424,667 Structured Asset Securities Corp.,
            Series 2003-8, Class 2A6
            5.00%, 4/25/33                                              411,297
  1,689,614 Structured Asset Securities Corp.,
            Series 2005-10, Class 5A8
            5.25%, 12/25/34                                           1,667,154
  2,000,000 Washington Mutual, Inc.,
            Series 2003-AR9, Class 1A4
            3.70%, 9/25/33                                            1,967,242
  3,083,152 Washington Mutual, Inc.,
            Series 2004-AR7, Class B2
            3.94%, 7/25/34 FRN                                        2,999,866
  2,987,685 Washington Mutual, Inc.,
            Series 2004-AR9, Class B3
            4.29%, 8/25/34 FRN                                        2,874,787
  1,486,586 Wells Fargo Mortgage- Backed Securities Trust,
            Series 2004-R, Class B3
            4.40%, 9/25/34 FRN                                        1,424,947
  2,263,069 Wells Fargo Mortgage- Backed Securities Trust,
            Series 2005-AR3, Class 1A2
            4.18%, 3/25/35                                            2,210,591
  2,104,516 Wells Fargo Mortgage- Backed Securities Trust,
            Series 2005-AR8, Class 2A1
            4.49%, 6/25/35 FRN                                        2,092,350
                                                                    -----------
                                                                     36,624,970
                                                                    -----------
            Total Collateralized Mortgage Obligations
            (Cost $ 43,458,504)                                      43,318,811
                                                                    -----------
            COMMERCIAL MORTGAGE-BACKED SECURITIES--11.5%
  2,779,000 Banc of America Commercial Mortgage, Inc.,
            Series 2004-4, Class A3
            4.13%, 7/10/42                                            2,719,807

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$2,514,000 Banc of America Commercial Mortgage, Inc.,
           Series 2005-3, Class A4
           4.67%, 7/10/43                                           $ 2,407,552
 2,495,000 Banc of America Commercial Mortgage, Inc.,
           Series 2006-6, Class A2
           5.31%, 10/10/45                                            2,509,916
    65,340 Bear Stearns Commercial Mortgage Securities,
           Series 1999-WF2, Class A1
           6.80%, 7/15/31                                                65,256
 3,463,000 Bear Stearns Commercial Mortgage Securities,
           Series 2002-TOP6, Class A2
           6.46%, 10/15/36                                            3,644,653
 2,659,000 Bear Stearns Commercial Mortgage Securities,
           Series 2003-T10, Class A2
           4.74%, 3/13/40                                             2,595,470
 1,665,347 Bear Stearns Commercial Mortgage Securities,
           Series 2005-T20, Class A1
           4.94%, 10/12/42                                            1,658,414
 3,402,000 Bear Stearns Commercial Mortgage Securities,
           Series 2005-T20, Class A4A
           5.16%, 10/12/42                                            3,379,018
 1,809,571 Citigroup/Deutsche Bank Commercial Mortgage Trust,
           Series 2005-CD1, Class A1
           5.05%, 7/15/44                                             1,806,146
 2,920,000 Citigroup/Deutsche Bank Commercial Mortgage Trust,
           Series 2005-CD1, Class A4
           5.23%, 7/15/44                                             2,917,620
 1,906,229 FHLMC Multi-family Structured Pass Through Certificates,
           Series K001, Class A3
           5.47%, 1/25/12 FRN                                         1,920,554
 2,338,000 GE Capital Commercial Mortgage Corp.,
           Series 2003-C1, Class A2
           4.09%, 1/10/38                                             2,296,903
 4,046,000 LB-UBS Commercial Mortgage Trust,
           Series 2004-C7, Class A6
           4.79%, 10/15/29                                            3,927,956
 2,541,000 LB-UBS Commercial Mortgage Trust,
           Series 2005-C7, Class A2
           5.10%, 11/15/30                                            2,541,597
 2,670,000 LB-UBS Commercial Mortgage Trust,
           Series 2006-C6, Class A2
           5.26%, 9/15/39                                             2,683,037
 4,350,000 Morgan Stanley Dean Witter Capital I,
           Series 2001-TOP1, Class A4
           6.66%, 2/15/33                                             4,547,037
                                                                    -----------
           Total Commercial Mortgage Backed Securities
           (Cost $ 41,796,316)                                       41,620,936
                                                                    -----------

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
----------                                                          -----------
           UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--11.2%
           Federal Home Loan Bank--1.3%
$4,780,000 5.00%, 10/16/09                                          $ 4,769,278
                                                                    -----------
           Federal Home Loan Mortgage Corp.--1.2%
 4,290,000 5.00%, 2/08/08                                             4,285,980
                                                                    -----------
           Federal National Mortgage Association--3.3%
   128,000 3.13%, 12/15/07                                              126,203
   213,000 6.00%, 5/15/08                                               215,244
   492,000 6.13%, 3/15/12                                               519,108
 5,971,000 5.13%, 1/02/14 (a)                                         5,978,785
 5,113,000 4.88%, 12/15/16 (a)                                        5,056,788
                                                                    -----------
                                                                     11,896,128
                                                                    -----------
           United States Treasury Bill --0.0%
   129,000 4.90%, 4/12/07 +                                             128,822
                                                                    -----------
           United States Treasury Bonds--2.9%
 3,084,000 7.13%, 2/15/23                                             3,828,737
   713,000 6.13%, 8/15/29 (a)                                           829,253
 5,452,000 5.38%, 2/15/31 (a)                                         5,812,344
                                                                    -----------
                                                                     10,470,334
                                                                    -----------
           United States Treasury Notes--2.5%
    37,000 6.00%, 8/15/09 (a)                                            38,155
   243,000 4.13%, 8/15/10 (a)                                           239,944
 4,086,000 4.50%, 11/15/10 (a)                                        4,082,808
   861,000 4.88%, 4/30/11 (a)                                           871,359
 3,882,000 4.63%, 11/15/16 (a)                                        3,870,626
                                                                    -----------
                                                                      9,102,892
                                                                    -----------
           Total United States Government Agencies & Obligations
           (Cost $ 40,850,782)                                       40,653,434
                                                                    -----------
           ASSET-BACKED SECURITIES--4.2%
           Automobile Asset-Backed Securities--1.8%
   972,026 Chase Manhattan Auto Owner Trust,
           Series 2003-A, Class A4
           2.06%, 12/15/09                                              970,669
 1,495,000 Daimler Chrysler Auto Trust,
           Series 2006-C, Class A4
           4.98%, 11/08/11                                            1,496,196
 1,204,361 Ford Credit Auto Owner Trust,
           Series 2005-A, Class A3
           3.48%, 11/15/08                                            1,198,331

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$2,809,000 USAA Auto Owner Trust,
           Series 2006-4, Class A4
           4.98%, 10/15/12                                          $ 2,810,456
                                                                    -----------
                                                                      6,475,652
                                                                    -----------
           Credit Card Asset-Backed Securities--2.4%
 4,407,000 Citibank Credit Card Issuance Trust,
           Series 2000-A3, Class A3
           6.88%, 11/16/09                                            4,450,294
 4,372,000 Discover Card Master Trust I,
           Series 2002-2, Class A
           5.15%, 10/15/09                                            4,371,765
                                                                    -----------
                                                                      8,822,059
                                                                    -----------
           Total Asset-Backed Securities
           (Cost $ 15,373,383)                                       15,297,711
                                                                    -----------
           TRUST PREFERRED BOND--0.4%
           Banks--0.4%
 1,374,000 Bank of America Corp. Capital Trust XI
           6.63%, 5/23/36
           (Cost $ 1,372,244)                                         1,453,882
                                                                    -----------
           FOREIGN GOVERNMENT AGENCIES & OBLIGATION--0.3%
 1,270,000 Mexico Government International Bond (Mexico)
           5.63%, 1/15/17 (a)
           (Cost $ 1,261,244)                                         1,280,160
                                                                    -----------
NUMBER OF
SHARES
---------
           COMMON STOCK--0.0%
           Telecommunications--0.0%
       635 XO Holdings, Inc.**
           (Cost $ 0)                                                     3,258
                                                                    -----------
           WARRANTS--0.0%
           Telecommunications--0.0%
       639 Abovenet, Inc.,** expiring 09/08/08                               --
       752 Abovenet, Inc.,** expiring 09/08/10                               --
     1,270 XO Holdings, Inc. A-CW10, ** expiring 1/16/10                  1,143
       953 XO Holdings, Inc. B-CW10, ** expiring 1/16/10                    496
       953 XO Holdings, Inc. C-CW10, ** expiring 1/16/10                    238
                                                                    -----------
           Total Warrants
           (Cost $ 0)                                                     1,877
                                                                    -----------

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                                VALUE
---------                                                            ------------
           MONEY MARKET FUND--0.7%
 2,565,086 BNY Hamilton Money Fund (Institutional Shares), 5.25% (c)
           (Cost $ 2,565,086)                                        $  2,565,086
                                                                     ------------
           INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED--8.4%
           MONEY MARKET FUND--8.4%
30,422,261 BNY Institutional Cash Reserve Fund, 5.34% (d)
           (Cost $30,422,261) (e)                                      30,422,261
                                                                     ------------
           Total Investments
           (Cost $421,185,088) (f)--114.5%                            415,882,797
           Liabilities in excess of other assets--(14.5%)             (52,754,416)
                                                                     ------------
           Net Assets--100.0%                                        $363,128,381
                                                                     ============

--------
FRN Floating Rate Note. Coupon shown was in effect at March 31, 2007.
TBA To be announced.
* Security exempt from registration under Rule 144A of the Securities Act of 1933.
**  Non-income producing security.
+ Coupon rate shown is the discounted rate at time of purchase for United States Treasury Bills.
(a) Security, or a portion thereof, was on loan at March 31, 2007.
(b) Issue is currently in default.
(c) Represents annualized 7 day yield at March 31, 2007.
(d) Interest Rate shown reflects the yield as of March 31, 2007.
(e) At March 31, 2007, the total market value of the Fund's securities on loan was $29,736,562 and the total value of the collateral held by the Fund was $30,422,261.
(f) The cost stated also approximates the aggregated cost for Federal income tax purposes. At March 31, 2007, net unrealized depreciation was $5,302,291 based on cost for Federal income tax purposes. This consists of aggregate gross unrealized appreciation of $1,382,046 and aggregate gross unrealized depreciation of $6,684,337.

The following future contracts were open at March 31, 2007:

                                                                      Unrealized
Future Contracts Short       Number of Contracts Maturity Date Appreciation/Depreciation
----------------------       ------------------- ------------- -------------------------
10-Year Australia Future            (32)         June 2007             $ 50,052
10-Year US Note Future              (29)         June 2007              (22,741)
3-Month Euro Future                 (4)          December 2007            4,606

Future Contracts Long        Number of Contracts Maturity Date  Unrealized Depreciation
---------------------        ------------------- ------------- -------------------------
3-Year Australia Bond Future        171          June 2007              (96,150)
90-Day Sterling Future               5           December 2007           (5,401)
                                                                       --------
                                                                       $ (69,634)
                                                                       --------

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

The following foreign currency contracts were open at March 31, 2007:

                              Contracts                    Unrealized
Settlement Date      Currency To Deliver  In Exchange For  Gain (Loss)
---------------      -------- ---------- ----------------- -----------
04/03/2007             EUR       377,998 USD       500,000  $ (3,232)
04/02/2007             CAD       580,420 USD       500,000    (3,116)
04/03/2007             USD       500,000 ZAR     3,527,900   (13,715)
04/04/2007             USD       500,000 NZD       714,694    10,869
04/10/2007             AUD       700,000 NZD       778,470    (9,099)
06/01/2007             AUD       635,405 USD       500,000   (12,327)
06/01/2007             AUD       638,447 USD       500,000   (14,780)
04/10/2007             NZD       794,906 AUD       700,000    (2,645)
04/10/2007             USD       500,000 AUD       646,663    22,256
04/10/2007             USD       250,000 AUD       318,488     7,216
06/13/2007             USD       250,000 AUD       321,333     8,994
06/01/2007             BRL     1,082,500 USD       500,000   (24,705)
06/01/2007             BRL     1,066,250 USD       500,000   (16,828)
05/09/2007             USD       500,000 BRL     1,083,500    26,765
04/02/2007             CAD       581,230 USD       500,000    (3,818)
07/03/2007             CAD     1,156,020 USD     1,000,000    (4,827)
04/02/2007             USD     1,000,000 CAD     1,159,000     4,637
04/02/2007             USD         2,296 CAD         2,650         1
04/30/2007             CHF     1,866,435 USD     1,500,000   (32,790)
06/12/2007             CHF       304,613 USD       250,000    (1,090)
06/13/2007             CHF       611,950 USD       500,000    (4,467)
06/01/2007             CHF       451,875 USD       375,000     2,844
06/01/2007             CHF       452,955 USD       375,000     1,955
06/01/2007             USD       250,000 CHF       303,200      (290)
06/01/2007             USD       250,000 CHF       301,725    (1,505)
06/01/2007             USD       500,000 CHF       603,675    (2,824)
06/01/2007             USD       250,000 CHF       301,825    (1,423)
06/07/2007             USD       250,000 CHF       303,150      (213)
05/22/2007             USD       500,000 COP 1,116,500,000     5,549
05/22/2007             USD       250,000 COP   560,500,000     3,793
05/22/2007             USD       250,000 COP   541,250,000    (4,923)
05/09/2007             CZK    10,773,000 USD       500,000   (13,255)
05/09/2007             CZK     5,358,500 USD       250,000    (5,294)
05/09/2007             CZK     5,233,325 USD       250,000       670
04/03/2007             EUR       383,489 USD       500,000   (10,542)
04/23/2007             EUR       350,000 ZAR     3,282,475   (14,830)
04/30/2007             EUR     1,000,000 NOK     8,177,753     8,124
04/23/2007             EUR       500,000 ZAR     4,798,800    (6,117)
04/23/2007             EUR       150,000 ZAR     1,417,425    (4,891)
07/03/2007             EUR       746,770 USD     1,000,000     2,317
04/23/2007             ZAR     4,765,000 EUR       500,000    10,766
04/03/2007             USD     1,000,000 EUR       749,344    (2,390)
04/03/2007             USD        16,214 EUR        12,142       (50)
04/10/2007             GBP       972,430 USD       500,000    (8,225)
04/10/2007             GBP       194,138 USD       100,000    (1,993)
04/10/2007             USD     1,165,848 GBP       600,000    10,938
06/01/2007             HUF    48,850,000 USD       250,000   (11,710)

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

                              Contracts                   Unrealized
Settlement Date      Currency To Deliver In Exchange For  Gain (Loss)
---------------      -------- ---------- ---------------- -----------
05/07/2007             USD       500,000   HUF 98,235,000  $ 27,293
05/08/2007             USD       500,000   HUF 98,265,000    27,413
06/12/2007             USD       250,000   HUF 48,100,000     7,517
04/10/2007             ILS     2,112,150   USD    500,000    (8,240)
05/23/2007             JPY    59,723,000   USD    500,000    (9,439)
06/01/2007             JPY    37,495,250   USD    325,000     4,816
06/01/2007             USD       250,000   JPY 29,380,250       887
06/01/2007             USD       500,000   JPY 58,380,000    (1,474)
06/06/2007             MXN     2,814,500   USD    250,000    (4,705)
06/06/2007             MXN     2,817,000   USD    250,000    (4,931)
04/23/2007             USD       500,000   MXN  5,477,000    (3,154)
04/23/2007             USD       250,000   MXN  2,756,000        11
04/23/2007             USD       250,000   MXN  2,754,250      (148)
06/01/2007             USD       500,000   MXN  5,595,000     6,470
06/01/2007             USD       500,000   MXN  5,626,000     9,276
06/12/2007             USD       250,000   MXN  2,799,125     3,231
06/13/2007             USD       250,000   MXN  2,796,500     2,979
04/10/2007             NOK     3,148,500   USD    500,000   (15,950)
04/30/2007             NOK     5,000,000   SEK  5,707,250    (5,017)
04/10/2007             USD       500,000   NOK  3,146,500    15,622
04/30/2007             SEK     3,323,127   NOK  3,000,000    17,462
04/30/2007             SEK     2,215,418   NOK  2,000,000    11,641
04/04/2007             NZD       725,963   USD    500,000   (18,925)
04/24/2007             NZD       368,840   USD    250,000   (13,296)
06/01/2007             NZD       359,557   USD    250,000    (5,966)
06/01/2007             NZD       358,064   USD    250,000    (4,903)
06/01/2007             NZD       365,155   USD    250,000    (9,952)
06/01/2007             NZD       363,478   USD    250,000    (8,757)
04/04/2007             NZD       350,484   USD    250,000      (529)
04/04/2007             USD       500,000   NZD    709,975     7,496
04/24/2007             USD       500,000   NZD    720,337    14,211
04/24/2007             USD       250,000   NZD    357,853     5,453
04/04/2007             USD       250,000   NZD    360,127     7,422
06/12/2007             USD       250,000   NZD    367,447    11,388
06/12/2007             USD       250,000   NZD    352,113       480
06/05/2007             PLN     1,477,450   USD    500,000   (10,660)
06/05/2007             USD       500,000   PLN  1,446,800        66
04/10/2007             SEK     3,441,650   USD    500,000     9,190
04/10/2007             SEK     3,479,600   USD    500,000     3,778
04/10/2007             SEK     3,531,050   USD    500,000    (3,559)
04/10/2007             USD       500,000   SEK  3,457,900    (6,873)
05/07/2007             USD       500,000   TRY    723,000    14,060
05/07/2007             USD       250,000   TRY    356,750     3,653
05/07/2007             USD       250,000   TRY    355,250     2,586
05/09/2007             TWD    16,405,000   USD    500,000     3,653
05/07/2007             TWD    16,405,000   USD    500,000     3,688

BNY HAMILTON CORE BOND FUND

March 31, 2007 (Unaudited)

                              Contracts                  Unrealized
Settlement Date      Currency To Deliver In Exchange For Gain (Loss)
---------------      -------- ---------- --------------- -----------
04/03/2007             ZAR    1,847,825  USD    250,000   $ (4,704)
04/03/2007             ZAR    1,864,275  USD    250,000     (6,971)
04/03/2007             ZAR    1,831,750  USD    250,000     (2,488)
04/24/2007             USD      500,000  ZAR  3,587,750     (6,560)
04/03/2007             USD      250,000  ZAR  1,826,500      1,765
04/24/2007             USD      250,000  ZAR  1,842,325      3,384
04/24/2007             USD      250,000  ZAR  1,835,750      2,479
04/03/2007             USD       25,285  ZAR    184,200        105
04/04/2007             NZD      729,480  USD    500,000    (21,438)
                                                          --------
                                                          $(59,384)
                                                          --------

Currency Legend:

AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
CHF   Swiss Franc
COP   Columbian Peso
CZK   Czech Koruna
EUR   Euro Dollar
GBP   British Pound Sterling
HUF   Hungarian Forint
ILS   Israeli Shekel
JPY   Japanese Yen
MXN   Mexican Nuevo Peso
NOK   Norwegian Krone
NZD   New Zealand Dollar
PLN   Polish Zloty
SEK   Swedish Krona
TRY   New Turkish Lira
TWD   New Taiwan Dollar
USD   United States Dollar
ZAR   South African Rand

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON HIGH YIELD FUND

Schedule of Investments

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
                CORPORATE BONDS--96.6%
                Advertising--0.6%
$  595,000      Affinion Group, Inc.                                 $  651,525
                10.13%, 10/15/13
   250,000      R.H. Donnelley Corp.
                6.88%, 1/15/13                                          224,375
   395,000      R.H. Donnelley Corp.
                Series A-2
                6.88%, 1/15/13                                          386,113
                                                                     ----------
                                                                      1,282,013
                                                                     ----------
                Aerospace/Defense--0.8%
   210,000      Esterline Technologies Corp.*
                6.63%, 3/01/17                                          212,100
   965,000      L-3 Communications Corp.
                7.63%, 6/15/12                                          998,775
    50,000      Transdigm, Inc.
                7.75%, 7/15/14                                           51,875
   340,000      Transdigm, Inc.*
                7.75%, 7/15/14                                          352,750
                                                                     ----------
                                                                      1,615,500
                                                                     ----------
                Apparel--0.9%
   725,000      Hanesbrands, Inc.*
                8.74%, 12/15/14 FRN                                     742,219
   650,000      Levi Strauss & Co.
                9.75%, 1/15/15 (a)                                      716,625
   380,000      Levi Strauss & Co.
                8.88%, 4/01/16                                          408,500
                                                                     ----------
                                                                      1,867,344
                                                                     ----------
                Auto Manufacturers--1.2%
 2,880,000      General Motors Corp.
                8.38%, 7/15/33 (a)                                    2,599,200
                                                                     ----------
                Auto Parts & Equipment--1.7%
   620,000      American Axle & Manufacturing, Inc.
                7.88%, 3/01/17                                          621,550
   800,000      Tenneco, Inc.
                8.63%, 11/15/14 (a)                                     838,000
   800,000      The Goodyear Tire & Rubber Co.
                9.00%, 7/01/15 (a)                                      882,000
 1,240,000      The Goodyear Tire & Rubber Co.*
                8.63%, 12/01/11                                       1,339,200
                                                                     ----------
                                                                      3,680,750
                                                                     ----------

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ----------
               Beverages--0.2%
 $505,000      Cott Beverages USA, Inc.
               8.00%, 12/15/11                                      $  517,625
                                                                    ----------
               Building Materials--0.5%
1,000,000      US Concrete, Inc.
               8.38%, 4/01/14                                        1,020,000
                                                                    ----------
               Chemicals--4.1%
  105,000      Arco Chemical Co.
               10.25%, 11/01/10                                        117,075
  775,000      Equistar Chemicals LP
               10.13%, 9/01/08                                         819,563
  652,000      Huntsman International LLC
               11.63%, 10/15/10                                        709,865
2,485,000      Ineos Group Holdings PLC (Great
               Britain)*
               8.50%, 2/15/16 (a)                                    2,391,812
  145,000      Lyondell Chemical Co.
               11.13%, 7/15/12                                         155,875
  895,000      Lyondell Chemical Co.
               8.00%, 9/15/14                                          941,988
2,205,000      Lyondell Chemical Co.
               8.25%, 9/15/16                                        2,370,375
  825,000      Reichhold Industries, Inc.*
               9.00%, 8/15/14                                          849,750
  160,000      The Mosaic Co.*
               7.38%, 12/01/14                                         167,600
  150,000      The Mosaic Co.*
               7.63%, 12/01/16                                         159,000
                                                                    ----------
                                                                     8,682,903
                                                                    ----------
               Coal--0.2%
  350,000      Peabody Energy Corp.
               Series B
               6.88%, 3/15/13                                          357,875
                                                                    ----------
               Commercial Services--5.5%
1,535,000      Aramark Corp.*
               8.50%, 2/01/15                                        1,604,074
  225,000      Aramark Corp.*
               8.86%, 2/01/15 FRN                                      232,312
  625,000      Ashtead Capital, Inc.*
               9.00%, 8/15/16                                          665,625
  610,000      Cenveo Corp.
               7.88%, 12/01/13                                         600,850
2,465,000      Corrections Corp. of America
               7.50%, 5/01/11                                        2,545,112

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$1,375,000 Hertz Corp.
           10.50%, 1/01/16 (a)                                      $ 1,574,375
   555,000 Service Corp. International*
           6.75%, 4/01/15                                               557,081
   790,000 Service Corp. International*
           7.50%, 4/01/27                                               793,950
   780,000 United Rentals NA, Inc.
           6.50%, 2/15/12                                               781,950
 1,355,000 United Rentals NA, Inc.
           7.75%, 11/15/13 (a)                                        1,399,038
 1,095,000 Valassis Communication, Inc.*
           8.25%, 3/01/15                                             1,081,313
                                                                    -----------
                                                                     11,835,680
                                                                    -----------
           Diversified Financial Services--10.3%
 1,415,000 BCP Crystal US Holdings Corp.
           9.63%, 6/15/14                                             1,614,402
   985,000 Ford Motor Credit Co.
           7.25%, 10/25/11                                              958,235
 1,000,000 Ford Motor Credit Co.
           7.00%, 10/01/13                                              930,765
 2,000,000 Ford Motor Credit Co.
           8.00%, 12/15/16                                            1,927,658
   450,000 Ford Motor Credit Co.
           8.11%, 1/13/12 FRN                                           440,402
   845,000 Ford Motor Credit Co.
           5.80%, 1/12/09                                               829,242
   445,000 Ford Motor Credit Co.
           6.63%, 6/16/08                                               443,722
 5,490,000 GMAC LLC
           8.00%, 11/01/31 (a)                                        5,902,468
   170,000 Hawker Beechcraft Acquisition Co.
           8.50%, 4/01/15 (a)                                           177,013
   315,000 Hawker Beechcraft Acquisition Co.
           8.88%, 4/01/15                                               326,419
   235,000 Hexion US Finance Corp. *
           9.86%, 11/15/14 FRN                                          242,050
 1,245,000 Hexion US Finance Corp. *
           9.75%, 11/15/14                                            1,311,919
 4,955,000 Idearc, Inc. *
           8.00%, 11/15/16                                            5,122,231
 1,000,000 NSG Holdings LLC *
           7.75%, 12/15/25                                            1,050,000
   135,000 Residential Capital LLC
           6.00%, 2/22/11                                               133,280
   790,000 Residential Capital LLC
           6.50%, 4/17/13                                               783,463

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------

                                                                    -----------
                                                                    $22,193,269
                                                                    -----------
           Electric--8.6%
$  525,000 Aquila, Inc.
           9.95%, 2/01/11                                               577,500
   960,000 Aquila, Inc.
           14.88%, 7/01/12                                            1,255,200
   786,650 Elwood Energy LLC
           8.16%, 7/05/26                                               823,928
   350,456 FPL Energy National Wind*
           6.13%, 3/25/19                                               342,208
   158,400 FPL Energy Wind Funding LLC*
           6.88%, 6/27/17                                               161,568
 1,808,375 Homer City Funding LLC
           8.73%, 10/01/26                                            2,066,068
   340,000 Ipalco Enterprises, Inc.
           8.38%, 11/14/08                                              352,750
   140,000 Midwest Generation LLC
           8.75%, 5/01/34                                               152,600
   168,558 Midwest Generation LLC
           Series A
           8.30%, 7/02/09                                               173,211
 1,986,825 Midwest Generation LLC
           Series B
           8.56%, 1/02/16                                             2,174,331
   715,622 Mirant Mid Atlantic LLC
           Series B
           9.13%, 6/30/17                                               818,046
 2,140,000 NRG Energy, Inc.
           7.38%, 2/01/16                                             2,204,200
 1,215,000 NRG Energy, Inc.
           7.38%, 1/15/17                                             1,249,931
   563,000 PSEG Energy Holdings LLC
           8.63%, 2/15/08                                               576,371
 1,810,000 PSEG Energy Holdings LLC
           10.00%, 10/01/09                                           1,984,213
   760,000 Reliant Energy, Inc.
           9.50%, 7/15/13                                               831,250
   475,000 Sithe/Independence Funding Corp.,
           Series A
           9.00%, 12/30/13                                              523,947
   192,237 Tenaska Alabama Partners LP*
           7.00%, 6/30/21                                               194,422
 1,760,000 The AES Corp.*
           8.75%, 5/15/13 (a)                                         1,883,200
                                                                    -----------
                                                                     18,344,944
                                                                    -----------

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
           Electrical Components & Equipment--0.4%
$  670,000 General Cable Corp.*
           7.73%, 4/01/15 FRN                                        $  673,350
   125,000 General Cable Corp.*
           7.13%, 4/01/17 (a)                                           126,406
                                                                     ----------
                                                                        799,756
                                                                     ----------
           Electronics--1.6%
   300,000 Fisher Scientific International, Inc.
           6.13%, 7/01/15                                               301,114
 1,080,000 Flextronics International Ltd. (Singapore)
           6.50%, 5/15/13                                             1,074,600
 2,000,000 NXP BV/NXP Funding LLC*
           9.50%, 10/15/15 (a)                                        2,075,000
                                                                     ----------
                                                                      3,450,714
                                                                     ----------
           Entertainment--0.4%
   685,000 Warner Music Group
           7.38%, 4/15/14                                               655,888
   265,000 WMG Holdings Corp.
           9.50%, 12/15/14 (b)                                          204,050
                                                                     ----------
                                                                        859,938
                                                                     ----------
           Environmental Control--0.5%
   615,000 Aleris International, Inc.*
           9.00%, 12/15/14 (a)                                          651,900
   320,000 Allied Waste NA, Inc.
           6.88%, 6/01/17 (a)                                           322,400
                                                                     ----------
                                                                        974,300
                                                                     ----------
           Food--2.3%
 1,400,000 Del Monte Corp.
           8.63%, 12/15/12                                            1,463,000
   410,000 Delhaize America, Inc.
           8.13%, 4/15/11                                               450,521
   655,000 Delhaize America, Inc.
           9.00%, 4/15/31                                               790,271
 1,035,000 Pinnacle Foods Holding Corp.
           8.25%, 12/01/13                                            1,130,789
   675,000 Smithfield Foods, Inc.
           Series B
           8.00%, 10/15/09                                              707,063
   400,000 Stater Brothers Holdings
           8.13%, 6/15/12                                               414,000

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------

                                                                     ----------
                                                                     $4,955,644
                                                                     ----------
           Forest Products & Paper--2.2%
$  465,000 Aritibi-Consolidated Co. of Canada (Canada)
           8.38%, 4/01/15 (a)                                           439,425
   590,000 Abitibi-Consolidated, Inc. (Canada)
           8.55%, 8/01/10 (a)                                           600,325
   215,000 Abitibi-Consolidated, Inc. (Canada)
           8.85%, 8/01/30                                               192,425
   755,000 Boise Cascade LLC
           7.13%, 10/15/14                                              751,225
   630,000 Boise Cascade LLC
           8.24%, 10/15/12 FRN (a)                                      635,513
 1,115,000 Bowater Canada Finance Corp. (Canada)
           7.95%, 11/15/11                                            1,089,912
   290,000 Verso Paper Holdings LLC*
           9.13%, 8/01/14                                               303,050
   755,000 Verso Paper Holdings LLC*
           9.11%, 8/01/14 FRN                                           777,650
                                                                     ----------
                                                                      4,789,525
                                                                     ----------
           Gaming--5.7%
 1,060,000 Boyd Gaming Corp.
           8.75%, 4/15/12                                             1,111,675
    55,000 Boyd Gaming Corp.
           7.75%, 12/15/12                                               57,063
   805,000 Caesars Entertainment, Inc.
           8.875%, 9/15/08                                              841,225
   440,000 Galaxy Entertainment Finance Co.,
           Ltd. (British Virgin Islands)*
           9.88%, 12/15/12                                              482,900
   695,000 Isle of Capri Casinos, Inc.
           9.00%, 3/15/12                                               728,013
    80,000 Harrah's Operating Co., Inc.
           5.63%, 6/01/15                                                69,109
 1,435,000 Harrah's Operating Co., Inc.
           5.38%, 12/15/13                                            1,273,733
   135,000 Mandalay Resort Group
           9.50%, 8/01/08                                               141,581
   995,000 Mandalay Resort Group
           Series B
           10.25%, 8/01/07                                            1,012,413
   475,000 MGM Mirage
           9.75%, 6/01/07                                               479,750
 1,405,000 MGM Mirage
           8.50%, 9/15/10                                             1,508,618
   250,000 MGM Mirage*
           6.63%, 7/15/15                                               241,250

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$  795,000 Mohegan Tribal Gaming Authority
           6.13%, 2/15/13                                           $   787,049
   190,000 Pokagon Gaming Authority
           10.38%, 6/15/14                                              210,425
   375,000 San Pasqual Casino*
           8.00%, 9/15/13                                               387,656
   400,000 Seminole Hard Rock Entertainment, Inc.
           7.85%, 3/15/14 FRN                                           410,000
   160,000 Snoqualmie Entertainment Authority*
           9.13%, 2/01/15                                               165,800
   635,000 Station Casinos, Inc.
           7.75%, 8/15/16                                               654,844
 1,615,000 Wynn Las Vegas LLC
           6.63%, 12/01/14                                            1,606,924
                                                                    -----------
                                                                     12,170,028
                                                                    -----------
           Healthcare--Services--3.8%
   800,000 HCA, Inc.*
           9.63%, 11/15/16                                              866,000
 1,405,000 HCA, Inc.*
           9.13%, 11/15/14                                            1,505,106
 1,975,000 HCA, Inc.*
           9.25%, 11/15/16                                            2,135,469
   720,000 Omega Healthcare Investors, Inc.
           7.00%, 4/01/14                                               730,800
   295,000 Omega Healthcare Investors, Inc.
           7.00%, 1/15/16                                               299,425
 2,533,000 Triad Hospitals, Inc.
           7.00%, 5/15/12                                             2,640,653
                                                                    -----------
                                                                      8,177,453
                                                                    -----------
           Holding Companies--Diversified--1.0%
   540,000 Leucadia National Corp.
           7.00%, 8/15/13                                               545,400
   885,000 Leucadia National Corp.*
           7.13%, 3/15/17                                               883,893
   765,000 Nell AF SARL (Luxembourg)*
           8.38%, 8/15/15 (a)                                           801,338
                                                                    -----------
                                                                      2,230,631
                                                                    -----------
           Insurance--0.6%
   395,000 Crum & Forster Holdings Corp.
           10.38%, 6/15/13                                              428,575

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$  155,000 Fairfax Financial Holdings Ltd. (Canada)
           7.38%, 4/15/18 (a)                                        $  146,863
   620,000 Fairfax Financial Holdings Ltd.
           (Canada)
           7.75%, 4/26/12 (a)                                           620,000
    77,000 Unum Group
           7.63%, 3/01/11                                                82,640
                                                                     ----------
                                                                      1,278,078
                                                                     ----------
           Machinery--Diversified--0.8%
 1,195,000 Case New Holland, Inc.
           9.25%, 8/01/11                                             1,260,725
    70,000 Case New Holland, Inc.
           7.13%, 3/01/14                                                73,150
   390,000 Chart Industries, Inc.*
           9.88%, 10/15/15                                              409,500
                                                                     ----------
                                                                      1,743,375
                                                                     ----------
           Media--9.1%
   560,000 Block Communications, Inc.*
           8.25%, 12/15/15                                              571,200
   420,000 Clear Channel Communications, Inc.
           5.50%, 9/15/14                                               372,377
   320,000 Dex Media East LLC
           9.88%, 11/15/09                                              335,200
   160,000 Dex Media West LLC
           Series B
           9.88%, 8/15/13                                               175,400
   290,000 Dex Media, Inc.
           9.00%, 11/15/13 (b)                                          271,513
    50,000 Dex Media, Inc.
           8.00%, 11/15/13                                               52,625
   145,000 Dex Media, Inc.
           9.00%, 11/15/13 (a)(b)                                       135,756
 5,130,000 Echostar DBS Corp.
           7.13%, 2/01/16                                             5,322,374
 1,545,000 Kabel Deutschland GmbH (Germany)
           10.63%, 7/01/14 (a)                                        1,730,400
   800,000 LIN Television Corp.
           6.50%, 5/15/13                                               787,000
   325,000 LIN Television Corp.
           Series B
           6.50%, 5/15/13                                               319,719
 1,120,000 Mediacom Broadband LLC
           8.50%, 10/15/15                                            1,150,800

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$  990,000 Mediacom Broadband LLC*
           8.50%, 10/15/15                                          $ 1,017,225
   445,000 Morris Publishing Group LLC
           7.00%, 8/01/13                                               427,200
   740,000 Quebecor Media, Inc. (Canada)
           7.75%, 3/15/16                                               764,050
 1,490,000 Quebecor World Capital Corp.
           (Canada)*
           8.75%, 3/15/16 (a)                                         1,516,075
    65,000 Quebecor World, Inc. (Canada)*
           9.75%, 1/15/15                                                68,575
 2,415,000 R.H. Donnelley Corp.
           Series A-3
           8.88%, 1/15/16                                             2,578,013
   400,000 R.H. Donnelley Finance Corp.
           10.88%, 12/15/12                                             434,000
   563,000 R.H. Donnelley Finance Corp.*
           10.88%, 12/15/12                                             610,855
   725,000 Rogers Cable, Inc. (Canada)
           8.75%, 5/01/32                                               899,000
                                                                    -----------
                                                                     19,539,357
                                                                    -----------
           Mining--3.1%
 1,495,000 FMG Finance Property Ltd.*
           10.00%, 9/01/13                                            1,633,288
   415,000 FMG Finance Property Ltd.*
           10.63%, 9/01/16                                              479,325
   465,000 FMG Finance Property Ltd.*
           9.36%, 9/01/11 FRN                                           488,250
 1,630,000 Freeport-McMoRan Cooper & Gold, Inc.
           8.25%, 4/01/15                                             1,758,362
 1,555,000 Freeport-McMoRan Copper & Gold, Inc.
           8.56%, 4/01/15 FRN                                         1,638,581
   620,000 Freeport-McMoRan Copper & Gold, Inc.
           8.38%, 4/01/17                                               671,925
                                                                    -----------
                                                                      6,669,731
                                                                    -----------
           Miscellaneous Manufacturing--0.5%
   195,000 American Railcar Industries, Inc.*
           7.50%, 3/01/14                                               201,338
   250,000 Bombardier, Inc. (Canada)*
           6.30%, 5/01/14                                               238,750
   250,000 Bombardier, Inc. (Canada)*
           8.00%, 11/15/14 (a)                                          260,000
   320,000 Koppers, Inc.
           9.88%, 10/15/13                                              348,800

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------

                                                                     ----------
                                                                     $1,048,888
                                                                     ----------
           Oil & Gas--4.6%
$1,270,000 Chesapeake Energy Corp.
           7.50%, 9/15/13                                             1,333,500
   830,000 Compton Petroleum Finance Corp. (Canada)
           7.63%, 12/01/13 (a)                                          815,475
   140,000 Denbury Resources, Inc.
           7.50%, 12/15/15                                              142,100
   505,000 Forest Oil Corp.
           8.00%, 12/15/11                                              528,988
 2,795,000 OPTI Canada, Inc. (Canada)*
           8.25%, 12/15/14                                            2,920,775
 1,040,000 PetroHawk Energy Corp.
           Series WI
           9.13%, 7/15/13                                             1,112,800
   350,000 Pioneer Natural Resource Co.
           6.88%, 5/01/18                                               345,753
   735,000 Pioneer Natural Resources Co.
           5.88%, 7/15/16                                               687,576
   530,000 Sabine Pass LNG LP*
           7.25%, 11/30/13                                              535,300
   900,000 Sabine Pass LNG LP*
           7.50%, 11/30/16                                              909,000
   460,000 Western Oil Sands, Inc. (Canada)
           8.38%, 5/01/12                                               516,350
                                                                     ----------
                                                                      9,847,617
                                                                     ----------
           Oil & Gas Services--1.3%
   950,000 Compagnie Generale De Geophysique--Veritas
           (France)
           7.50%, 5/15/15                                               983,250
   250,000 Compagnie Generale De Geophysique--Veritas
           (France)
           7.75%, 5/15/17                                               261,875
   195,000 Hanover Compressor Co.
           7.50%, 4/15/13                                               200,850
   234,000 Hanover Equipment Trust 2001,
           Series A
           8.50%, 9/01/08                                               236,340
   410,000 Hanover Equipment Trust II 2001,
           Series B
           8.75%, 9/01/11                                               428,450
   625,000 Seitel, Inc.*
           9.75%, 2/15/14                                               635,938

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------

                                                                     ----------
                                                                     $2,746,703
                                                                     ----------
           Packaging & Containers--1.3%
$  965,000 Graphic Packaging International Corp.
           9.50%, 8/15/13                                             1,031,344
 1,145,000 Owens-Brockway Glass Container, Inc.
           8.75%, 11/15/12                                            1,210,837
   530,000 Silgan Holdings, Inc.
           6.75%, 11/15/13                                              527,350
                                                                     ----------
                                                                      2,769,531
                                                                     ----------
           Pipelines--3.7%
   135,000 Colorado Interstate Gas Co.
           5.95%, 3/15/15                                               136,518
   540,000 Colorado Interstate Gas Co.
           6.80%, 11/15/15                                              576,981
 1,225,000 El Paso Natural Gas Co.
           8.38%, 6/15/32                                             1,515,381
 2,530,000 El Paso Natural Gas Co.
           Series A
           7.63%, 8/01/10                                             2,652,904
   180,000 Tennessee Gas Pipeline Co.
           7.50%, 4/01/17                                               201,688
   610,000 Williams Cos., Inc.
           7.13%, 9/01/11                                               642,025
 1,985,000 Williams Partners LP*
           7.25%, 2/01/17                                             2,109,063
                                                                     ----------
                                                                      7,834,560
                                                                     ----------
           Real Estate--0.6%
 1,340,000 American Real Estate Partners LP*
           7.13%, 2/15/13                                             1,329,950
                                                                     ----------
           REITS--0.4%
   575,000 Host Marriott LP
           Series Q
           6.75%, 6/01/16                                               582,188
   150,000 The Rouse Co.
           8.00%, 4/30/09                                               157,174
                                                                     ----------
                                                                        739,362
                                                                     ----------

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
           Retail--2.0%
$  415,000 Asbury Automotive Group, Inc.*
           7.63%, 3/15/17                                            $  418,112
 2,230,000 Autonation, Inc.
           7.36%, 4/15/13 FRN                                         2,263,450
   800,000 Autonation, Inc.
           7.00%, 4/15/14                                               812,000
   160,000 GSC Holdings Corp.
           9.24%, 10/01/11 FRN                                          166,000
   275,000 GSC Holdings Corp.
           8.00%, 10/01/12                                              292,875
   195,000 Inergy LP/Inergy Finance Corp.
           8.25%, 3/01/16                                               205,725
   200,000 Rite Aid Corp.
           8.13%, 5/01/10                                               206,500
                                                                     ----------
                                                                      4,364,662
                                                                     ----------
           Semiconductors--1.9%
    40,000 Advanced Micro Devices, Inc.
           7.75%, 11/01/12                                               40,550
   275,000 Freescale Semiconductor, Inc.*
           8.88%, 12/15/14                                              276,719
 3,739,000 Freescale Semiconductor, Inc.*
           10.13%, 12/15/16 (a)                                       3,767,042
                                                                     ----------
                                                                      4,084,311
                                                                     ----------
           Telecommunications--13.8%
 1,305,000 Citizens Communications Co.
           9.25%, 5/15/11                                             1,461,600
 1,610,000 Citizens Communications Co.
           9.00%, 8/15/31                                             1,771,000
   575,000 Citizens Communications Co.*
           7.13%, 3/15/19                                               572,125
 2,870,000 Embarq Corp.
           8.00%, 6/01/36                                             2,972,117
   670,000 GCI, Inc.
           7.25%, 2/15/14                                               673,350
   622,000 Inmarsat Finance PLC (Great Britain)
           7.63%, 6/30/12                                               651,545
   835,000 Inmarsat Finance PLC (Great Britain)
           10.38%, 11/15/12 (a)(b)                                      793,250
 1,630,000 Intelsat Subsidiary Holding Co. Ltd. (Bermuda)
           8.25%, 1/15/13                                             1,707,425
 1,220,000 Level 3 Financing, Inc.*
           8.75%, 2/15/17                                             1,235,250
 1,575,000 Nordic Telephone Co. Holdings ApS (Denmark)*
           8.88%, 5/01/16                                             1,693,125

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                          ------------
$1,830,000 NTL Cable PLC (Great Britain)
           8.75%, 4/15/14 (a)                                      $  1,912,350
   932,000 PanAmSat Corp.
           9.00%, 8/15/14                                             1,013,550
 1,775,000 Qwest Communications International, Inc.
           7.25%, 2/15/11                                             1,826,031
   385,000 Qwest Communications International, Inc.
           8.86%, 2/15/09 FRN                                           390,775
   480,000 Qwest Corp.
           7.88%, 9/01/11                                               512,400
    90,000 Qwest Corp.
           8.88%, 3/15/12                                                99,900
   500,000 Qwest Corp.
           8.61%, 6/15/13 FRN                                           547,500
 1,340,000 Qwest Corp.
           7.50%, 10/01/14                                            1,420,400
   410,000 Qwest Corp.
           8.88%, 6/01/31                                               429,475
   100,000 Rogers Wireless, Inc. (Canada)
           9.75%, 6/01/16                                               126,500
 1,490,000 Rogers Wireless, Inc. (Canada)
           9.63%, 5/01/11                                             1,706,050
   345,000 Valor Telecommunication Enterprises LLC
           7.75%, 2/15/15                                               373,463
 3,750,000 Windstream Corp.
           8.63%, 8/01/16                                             4,120,312
 1,525,000 Windstream Corp.*
           7.00%, 3/15/19                                             1,532,625
                                                                   ------------
                                                                     29,542,118
                                                                   ------------
           Transportation--0.4%
   820,000 CHC Helicopter Corp. (Canada)
           7.38%, 5/01/14                                               801,550
                                                                   ------------
           Total Corporate Bonds
           (Cost $ 202,816,359)                                     206,744,885
                                                                   ------------
           TRUST PREFFERRED BOND--0.4%
           Insurance--0.4%
   840,000 AFC Capital Trust I
           Series B
           8.21%, 2/03/27
           (Cost $ 846,031)                                             873,870
                                                                   ------------

BNY HAMILTON HIGH YIELD FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                         ------------
           MONEY MARKET FUND--2.0%
 4,326,845 BNY Hamilton Money Fund (Institutional Shares),
           5.25% (c)
           (Cost $ 4,326,845)                                     $  4,326,845
                                                                  ------------
           INVESTMENT OF CASH COLLATERAL ON SECURITIES
           LOANED--8.6%
           MONEY MARKET FUND--8.6%
18,996,139 BNY Hamilton Institutional Cash Reserve Fund,
           5.38% (d)
           (Cost $18,996,139) (e)                                   18,996,139
                                                                  ------------
           Total Investments
           (Cost $ 226,985,374) (f)--107.6%                        230,941,739
           Liabilities in excess of other assets--(7.6%)           (16,353,745)
                                                                  ------------
           Net Assets--100.0%                                     $214,587,994
                                                                  ============
--------
  * Security exempt from registration under Rule 144A of the Securities Act of 1933.
FRN  Floating Rate Note. Coupon shown was in effect at March 31, 2007.
 (a) Security, or a portion thereof, was on loan at March 31, 2007.
 (b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon becomes effective.
 (c) Represents annualized 7 day yield at March 31, 2007.
 (d) Interest rate reflects the yield at March 31, 2007.
 (e) At March 31, 2007, the total market value of the Fund's securities on loan was $18,542,644 and the total value of the collateral held by the Fund was $18,996,139.
 (f) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2007, net unrealized appreciation was $3,223,630 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,975,340 and aggregate gross unrealized depreciation of $751,709.

See previously submitted notes to Financial Statements in the annual report dated December 31, 2006.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

Schedule of Investments

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                Value
---------                                                           -----------
           UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--50.2%
           Federal Home Loan Mortgage Corp.--10.7%
$9,500,000 5.75%, 4/15/08                                           $ 9,568,268
 2,200,000 6.25%, 7/15/32                                             2,505,807
                                                                    -----------
                                                                     12,074,075
                                                                    -----------
           Federal National Mortgage Association--9.6%
 6,050,000 4.38%, 3/15/13                                             5,890,982
   725,000 5.13%, 1/02/14                                               725,945
 2,375,000 6.25%, 5/15/29                                             2,676,290
 1,300,000 6.63%, 11/15/30                                            1,532,385
                                                                    -----------
                                                                     10,825,602
                                                                    -----------
           Tennessee Valley Authority--0.6%
   650,000 6.15%, 1/15/38                                               725,765
                                                                    -----------
           United States Treasury Bonds--3.5%
 2,000,000 7.25%, 5/15/16                                             2,379,610
   900,000 6.13%, 11/15/27                                            1,039,078
   500,000 5.25%, 2/15/29                                               521,992
                                                                    -----------
                                                                      3,940,680
                                                                    -----------
           United States Treasury Notes--25.8%
 3,025,000 6.63%, 5/15/07                                             3,030,554
 2,950,000 2.75%, 8/15/07                                             2,924,878
 1,600,000 4.75%, 11/15/08                                            1,600,750
 7,375,000 5.75%, 8/15/10                                             7,653,001
 8,625,000 5.00%, 8/15/11                                             8,792,108
   750,000 3.88%, 2/15/13                                               724,424
 4,525,000 4.25%, 8/15/15                                             4,403,920
                                                                    -----------
                                                                     29,129,635
                                                                    -----------
           Total United States Government Agencies & Obligations
           (Cost $ 56,353,334)                                       56,695,757
                                                                    -----------
           MORTGAGE-BACKED SECURITIES--36.7%
           Federal Home Loan Mortgage Corp.--14.7%
    24,168 Gold Pool #M70034
           7.50%, 6/01/08                                                24,388
    12,040 Gold Pool #E00227
           6.00%, 7/01/08                                                12,057
    29,292 Gold Pool #E49415
           6.50%, 7/01/08                                                29,466
       574 Pool #184275
           8.25%, 9/01/08                                                   582

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                Value
---------                                                            ----------
$   94,196 Gold Pool #M80707
           5.50%, 10/01/08                                           $   94,216
       566 Pool #160062
           9.50%, 10/01/08                                                  579
       740 Pool #160065
           9.50%, 11/01/08                                                  757
       709 Pool #160066
           9.75%, 11/01/08                                                  725
     6,957 Pool #251974
           8.50%, 4/01/09                                                 6,987
    17,954 Pool #185964
           8.50%, 2/01/10                                                18,292
    15,222 Gold Pool #E20201
           7.50%, 10/01/10                                               15,533
    69,631 Gold Pool #G10439
           6.50%, 1/01/11                                                70,869
    12,324 Gold Pool #E00417
           7.00%, 2/01/11                                                12,641
    44,365 Gold Pool #G90011
           8.50%, 8/17/11                                                44,188
    34,684 Gold Pool #E00461
           7.50%, 12/01/11                                               35,586
    99,663 Gold Pool #C90017
           6.50%, 4/01/13                                               102,525
    44,471 Gold Pool #D90113
           6.50%, 6/01/13                                                45,748
    32,054 Gold Pool #G11072
           7.50%, 12/01/15                                               33,261
    35,533 Gold Pool #G30052
           7.50%, 6/01/16                                                37,362
   561,122 Pool #420008
           5.60%, 1/01/17 FRN                                           565,191
   186,313 Gold Pool #50377
           6.50%, 1/01/17                                               190,955
    88,648 Gold Pool #G30080
           7.50%, 8/01/17                                                93,199
   244,166 Gold Pool #C90185
           7.50%, 9/01/17                                               256,700
   145,689 Gold Pool #D92715
           6.00%, 11/01/18                                              148,601
   692,027 Gold Pool #C90241
           6.50%, 12/01/18                                              715,641
     2,748 Pool #555045
           8.00%, 5/01/19                                                 2,792
 1,282,268 Gold Pool #C90290
           7.00%, 8/01/19                                             1,339,687
    29,285 Gold Pool #A01217
           8.50%, 4/01/20                                                30,838
   159,233 Gold Pool #390297
           5.65%, 1/01/21 FRN                                           161,440
   719,370 Gold Pool #C90484
           6.00%, 10/01/21                                              732,635

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                Value
---------                                                           -----------
$1,350,142 Gold Pool #C90492
           6.00%, 11/01/21                                          $ 1,375,039
   433,863 Gold Pool #C90503
           6.00%, 12/01/21                                              441,863
    47,627 Gold Pool #C00098
           8.00%, 2/01/22                                                50,261
    89,206 Gold Pool #G80140
           7.00%, 12/17/22                                               92,660
     1,885 Gold Pool #D36389
           8.00%, 1/01/23                                                 1,992
    42,134 Gold Pool #G00356
           7.00%, 6/01/25                                                43,789
     8,510 Gold Pool #D67014
           7.50%, 1/01/26                                                 8,924
   111,874 Gold Pool #G01480
           7.50%, 12/01/26                                              117,095
   151,873 Gold Pool #C00490
           8.00%, 1/01/27                                               160,237
    87,760 Gold Pool #C20273
           6.00%, 6/01/28                                                88,909
    11,031 Gold Pool #C00664
           7.50%, 9/01/28                                                11,563
     4,728 Pool #420171
           5.75%, 2/01/30 FRN                                             4,774
   186,404 Gold Pool #G01130
           8.00%, 2/01/30                                               197,637
   141,533 Pool #789483
           5.62%, 6/01/32 FRN                                           143,418
   451,089 Gold Pool #C69955
           6.50%, 8/01/32                                               463,651
   456,578 Gold Pool #G1B1150
           3.32%, 9/01/33 FRN                                           450,189
 4,303,755 Gold Pool #A15088
           5.50%, 10/01/33                                            4,268,673
   414,886 Gold Pool #A17868
           3.50%, 11/01/33                                              368,355
   760,856 Gold Pool #G781681
           4.71%, 6/01/34 FRN                                           745,101
   970,252 Gold Pool #G080006
           6.00%, 8/01/34                                               980,613
 1,803,207 Gold Pool #A47056
           5.00%, 9/01/35                                             1,744,467
                                                                    -----------
                                                                     16,582,651
                                                                    -----------
           Federal National Mortgage Association--17.8%
     7,978 Pool #195152
           7.00%, 1/01/08                                                 7,989
    11,054 Pool #81860
           8.00%, 4/01/09                                                11,159
    34,485 Pool #278437
           7.50%, 5/01/09                                                35,017

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                Value
---------                                                            ----------
$   35,435 Pool #535630
           6.00%, 12/01/10                                           $   35,823
   162,153 Pool #406590
           6.25%, 11/01/12                                              165,312
    87,408 Pool #482513
           5.50%, 1/01/14                                                87,975
   182,712 Pool #535633
           5.50%, 12/01/14                                              183,898
    85,897 Pool #323956
           7.50%, 12/01/14                                               90,268
   711,303 Pool #535377
           8.00%, 6/01/15                                               744,073
   172,527 Pool #535634
           5.50%, 8/01/15                                               173,647
   382,761 Pool #6222
           9.00%, 4/01/16                                               395,529
   618,686 Pool #733886
           5.50%, 12/01/17                                              621,732
   759,390 Pool #711995
           4.00%, 9/01/18                                               718,862
   265,915 Gold Pool #D94488
           6.50%, 2/01/19                                               274,989
   979,522 Pool #252210
           6.50%, 2/01/19                                             1,013,227
   116,117 Pool #252711
           7.00%, 9/01/19                                               121,295
   240,725 Pool #86688
           5.44%, 10/01/19 FRN                                          243,041
    93,415 Pool #535760
           6.50%, 3/01/21                                                96,514
   169,768 Gold Pool #C90438
           6.50%, 4/01/21                                               175,240
   298,425 Pool #254044
           6.50%, 10/01/21                                              308,170
   385,367 Pool #254232
           6.50%, 3/01/22                                               397,215
    19,507 Pool #124118
           9.00%, 3/01/22                                                21,012
   399,372 Pool #254354
           7.00%, 5/01/22                                               417,476
    18,962 Pool #159860
           7.50%, 6/01/22                                                19,858
   143,836 Pool #164906
           6.87%, 7/01/22                                               149,519
    37,903 Pool #50748
           7.50%, 6/01/23                                                39,725
   155,759 Pool # 255052
           4.00%, 11/01/23                                              146,001
   117,674 Pool #334595
           7.50%, 11/01/23                                              123,028
    85,844 Pool #326382
           7.00%, 3/01/24                                                89,362

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                Value
---------                                                            ----------
$  190,522 Pool #255232
           4.50%, 5/01/24                                            $  181,626
   147,024 Pool #300404
           7.00%, 5/01/24                                               153,219
     6,426 Pool #64195
           8.35%, 11/01/24 FRN                                            6,451
    60,307 Pool #70319
           7.84%, 12/01/24 FRN                                           63,594
   120,341 Pool #308497
           8.00%, 5/01/25                                               127,481
    22,167 Pool #320514
           6.50%, 9/01/25                                                22,748
   395,451 Pool #335054
           6.00%, 1/01/26                                               401,336
   109,206 Pool #446431
           8.50%, 10/01/26                                              116,910
   120,441 Pool #415330
           8.00%, 12/01/26                                              127,364
   498,419 Pool #504474
           5.54%, 1/01/27 FRN                                           507,702
    97,599 Pool #496045
           8.00%, 1/01/28                                               103,120
    40,316 Pool #251498
           6.50%, 2/01/28                                                41,598
    38,295 Pool #403470
           6.00%, 5/01/28                                                39,225
   558,252 Pool #251991
           7.00%, 8/01/28                                               583,102
    25,377 Pool #441759
           6.00%, 9/01/28                                                25,764
 1,019,549 Pool #252034
           7.00%, 9/01/28                                             1,067,942
   598,978 Pool #755598
           5.00%, 11/01/28                                              580,590
    43,004 Pool #449154
           6.00%, 12/01/28                                               43,660
    80,291 Pool #457916
           7.50%, 12/01/28                                               84,061
   378,234 Pool #70849
           5.38%, 1/01/29 FRN                                           385,521
   264,820 Pool #252334
           6.50%, 2/01/29                                               272,719
    64,190 Pool #252518
           7.00%, 5/01/29                                                67,242
    36,245 Pool #252570
           6.50%, 7/01/29                                                37,375
    17,487 Pool #535182
           8.00%, 10/01/29                                               18,618
    90,380 Pool #569042
           7.50%, 11/01/29                                               94,789
    77,574 Pool #530528
           6.67%, 4/01/30 FRN                                            78,332

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                Value
---------                                                           -----------
$194,653  Pool #601649
          6.00%, 9/01/31                                            $   197,766
 676,214  Pool #606866
          5.99%, 10/01/31FRN                                            682,721
 214,127  Pool #587839
          6.00%, 10/01/31                                               217,029
  98,958  Pool #615519
          6.00%, 11/01/31                                               100,299
 405,592  Pool #254484
          6.50%, 12/01/31                                               418,478
  26,254  Pool #645256
          6.50%, 7/01/32                                                 26,992
 101,437  Pool #671175
          5.10%, 2/01/33 FRN                                            100,691
 331,497  Pool #693021
          4.18%, 6/01/33 FRN                                            331,748
 329,759  Pool #555522
          5.00%, 6/01/33                                                319,437
 573,074  Pool #738085
          3.46%, 8/01/33 FRN                                            567,520
 127,378  Pool #731501
          3.78%, 8/01/33 FRN                                            123,405
 468,916  Pool #746349
          3.33%, 9/01/33 FRN                                            462,286
 243,321  Pool #739499
          3.81%, 9/01/33 FRN                                            241,040
 397,207  Pool #743490
          4.00%, 10/01/33                                               363,183
 272,988  Pool #753801
          4.24%, 10/01/33 FRN                                           273,283
 258,013  Pool #776565
          4.00%, 4/01/34                                                235,881
 405,290  Pool #775104
          3.56%, 5/01/34 FRN                                            398,016
 357,717  Pool #552466
          6.30%, 6/01/34 FRN                                            362,233
 947,320  Pool #790003
          6.00%, 8/01/34                                                956,868
 527,678  Pool #827804
          6.00%, 3/01/35                                                534,829
 209,186  Pool #866920
          5.37%, 2/01/36 FRN                                            211,310
 225,323  Pool #881670
          5.80%, 3/01/36 FRN                                            228,528
 547,499  Pool #555255
          6.17%, 4/01/40 FRN                                            560,304
                                                                    -----------
                                                                     20,052,892
                                                                    -----------

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                 Value
---------                                                              --------
          Government National Mortgage Association--4.2%
$  27,804 Pool #367439
          5.50%, 12/15/08                                              $ 27,782
   40,946 Pool #360837
          6.50%, 3/15/09                                                 41,424
  170,335 Pool #456880
          6.50%, 5/15/13                                                174,693
   59,707 Pool #476328
          7.00%, 6/15/13                                                 61,703
   65,247 Pool #483935
          5.50%, 12/15/13                                                65,755
   52,671 Pool #2815
          6.00%, 9/20/14                                                 53,483
   43,875 Pool #3005
          7.50%, 11/20/15                                                45,511
   72,282 Pool #3018
          7.50%, 12/20/15                                                74,978
  396,850 Pool #569502
          5.00%, 1/15/17                                                394,045
  100,611 Pool #583202
          5.50%, 3/15/17                                                101,258
    3,120 Pool #204365
          9.00%, 3/15/17                                                  3,344
  944,625 Pool #781586
          4.50%, 4/15/18                                                920,905
   66,180 Pool #247223
          9.00%, 4/15/18                                                 71,075
    1,210 Pool #177793
          9.50%, 5/15/19                                                  1,324
   49,920 Pool #512821
          6.50%, 6/15/19                                                 51,081
    2,380 Pool #284645
          8.50%, 2/15/20                                                  2,559
  194,289 Pool #3706
          4.50%, 5/20/20                                                188,418
  226,871 Pool #304288
          7.68%, 1/15/22                                                238,984
   26,728 Pool #8061
          6.13%, 10/20/22 FRN                                            26,997
    2,792 Pool #319650
          7.00%, 11/15/22 FRN                                             2,915
   41,022 Pool #356770
          7.50%, 4/15/23                                                 42,807
    6,920 Pool #350532
          6.50%, 6/15/23                                                  7,112
   92,943 Pool #351405
          6.50%, 1/15/24                                                 95,516
    8,836 Pool #359470
          7.00%, 1/15/24                                                  9,238
  193,529 Pool #8383
          5.38%, 2/20/24 FRN                                            195,681

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                Value
---------                                                           -----------
$  20,037 Pool #376445
          6.50%, 4/15/24                                            $    20,592
    7,208 Pool #386348
          7.50%, 6/15/24                                                  7,526
  124,918 Pool #780035
          6.50%, 7/15/24                                                128,377
   97,227 Pool #2080
          7.50%, 9/20/25                                                101,209
   49,563 Pool #780459
          7.00%, 11/15/26                                                51,868
   42,144 Pool #2345
          8.50%, 12/20/26                                                45,113
   13,141 Pool #464704
          8.00%, 7/15/28                                                 13,953
   46,026 Pool #564751
          6.00%, 8/15/31                                                 46,762
   72,617 Pool #3330
          4.50%, 12/20/32                                                68,539
  612,149 Pool #623373
          4.50%, 1/20/34                                                575,783
  780,200 Pool #616896
          6.00%, 11/15/35                                               790,639
                                                                    -----------
                                                                      4,748,949
                                                                    -----------
          Total Mortgage Backed Securities
          (Cost $ 41,445,264)                                        41,659,276
                                                                    -----------
          COLLATERALIZED MORTGAGE OBLIGATIONS--6.4%
          Federal Home Loan Mortgage Corp.--1.7%
  557,938 Series 1602-H
          6.50%, 10/15/23                                               561,522
1,175,000 Series 1627-PJ
          6.00%, 3/15/23                                              1,175,295
  158,396 Series 2123-PE
          6.00%, 12/15/27                                               158,510
                                                                    -----------
                                                                      1,895,327
                                                                    -----------
          Federal National Mortgage Association--4.7%
  266,586 Series 1988-15A
          9.00%, 6/25/18                                                282,359
  179,933 Series 1992-136PK
          6.00%, 8/25/22                                                182,787
   43,549 Series 1992-172M
          7.00%, 9/25/22                                                 45,387
  712,632 Series 1993-149M
          7.00%, 8/25/23                                                740,484
2,503,640 Series 1993-178PK
          6.50%, 9/25/23                                              2,575,344
1,148,060 Series 1993-203PL
          6.50%, 10/25/23                                             1,175,642

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                               Value
---------                                                         ------------
$   36,212 Series 1993-253H PO
           0.00%, 11/25/23                                        $     30,982
   197,708 Series 1993-255E
           7.10%, 12/25/23                                             212,820
                                                                  ------------
                                                                     5,245,805
                                                                  ------------
           Government National Mortgage Association--0.0%
    28,857 Series 1999-13PC
           6.00%, 3/20/28                                               28,802
                                                                  ------------
           Total Collateralized Mortgage Obligations
           (Cost $ 7,074,029)                                        7,169,934
                                                                  ------------

 NUMBER
OF SHARES
---------
           MONEY MARKET FUND--6.9%
 7,803,997 BNY Hamilton Treasury Money Fund
           (Institutional Shares) 5.12% (a)
           (Cost $ 7,803,997)                                        7,803,997
                                                                  ------------
           Total Investments
           (Cost $112,676,624) (b)--100.2%                         113,054,180
           Liabilities in excess of other assets--(0.2%)              (201,109)
                                                                  ------------
           Net Assets--100.0%                                     $112,853,071
--------
FRN Floating rate note. Coupon shown was in effect at March 31, 2007. Date represents ultimate maturity date.
PO   Principal Only.
(a)  Represents annualized 7 day yield at March 31, 2007.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2007, net unrealized appreciation was $ 377,556 based on cost for Federal income tax purpose. This consisted of aggregate gross unrealized appreciation of $1,210,918 and aggregated gross unrealized depreciation of $833,362.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

Schedule of Investments

March 31, 2007 (Unaudited)

                                                    MOODY'S
PRINCIPAL                                             /S&P   INTEREST MATURITY
 AMOUNT                                             RATINGS*   RATE     DATE      VALUE
---------                                           -------- -------- -------- -----------
           MUNICIPAL BONDS--98.3%
           Education--5.3%
$1,000,000 Dutchess County, New York, Industrial
           Development Agency (Bard College
           Civic Facilities)                          A3/NR    5.75%   8/01/08 $ 1,026,960
   750,000 New York State Dormitory Authority,
           Series D                                  NR/AAA    5.00    3/15/11     787,553
 1,000,000 New York State Dormitory Authority
           Revenue, Columbia University             Aaa/AAA    5.00    7/01/12   1,067,890
 1,500,000 New York State Dormitory Authority
           Revenue, New York University, FGIC
           Insured+                                 Aaa/AAA    5.00    7/01/21   1,598,400
   405,000 New York State Dormitory Authority,
           Fordham University, FGIC Insured +       Aaa/AAA    5.00    7/01/18     428,911
 1,500,000 New York State Dormitory Authority,
           New York University, Series A, AMBAC
           Insured+                                 Aaa/AAA    5.50    7/01/09   1,562,700
   500,000 New York State Dormitory Authority,
           Rochester Institute of Technology,
           AMBAC Insured +                          Aaa/AAA    5.00    7/01/13     519,050
   675,000 New York State Dormitory
           Authority Revenue, Vassar College         Aa2/AA    5.00    7/01/15     731,882
                                                                               -----------
                                                                                 7,723,346
                                                                               -----------
           General Obligations--11.8%
   200,000 Bethlehem, New York, AMBAC
           Insured +                                Aaa/AAA    7.10   11/01/07     203,932
 1,000,000 Katonah-Lewisboro, New York, Union
           Free School District, Series B, FGIC
           Insured +                                 Aaa/NR    5.00    9/15/15   1,095,640
 1,000,000 New York, New York, Series A              A1/AA-    5.00    8/01/18   1,069,180
   500,000 New York, New York, Series A              A1/AA-    6.25    8/01/08     508,440
   525,000 New York, New York, Series C              A1/AA-    5.50    8/15/08     537,815
 1,000,000 New York, New York, Series G              A1/AA-    5.00    8/01/14   1,019,170
 1,000,000 New York, New York, Series M, FSA
           Insured +                                Aaa/AAA    5.00    4/01/18   1,072,860
 2,750,000 New York State, Series A                  Aa3/AA    5.25    3/15/15   2,929,355
 1,500,000 Onondaga County, New York, Series A      Aa2/AA+    5.00    5/01/17   1,579,650
 1,000,000 Orange County, New York, Series A         Aa1/NR    5.00    7/15/19   1,072,160
 1,000,000 Orange County, New York, Series A         Aa1/NR    5.00    7/15/20   1,070,250
   500,000 Rockland County, New York, Series A       A1/AA-    5.00   10/01/15     527,155
 1,000,000 Westchester County, New York, Series C   Aaa/AAA    4.00   11/15/15   1,021,270
                                                                               -----------
                                                                                13,706,877
                                                                               -----------

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2007 (Unaudited)

                                                    MOODY'S
PRINCIPAL                                             /S&P   INTEREST MATURITY
 AMOUNT                                             RATINGS*   RATE     DATE     VALUE
---------                                           -------- -------- -------- ----------
           Healthcare--4.9%
$3,250,000 New York State Dormitory Authority
           Revenue, Memorial Sloan-Kettering
           Center, Series 1, MBIA Insured +         Aaa/AAA    5.00%   7/01/20 $3,466,905
 1,000,000 New York State Dormitory Authority
           Revenue, Bronx Lebanon Hospital Center    NR/AA-    4.00    8/15/14  1,003,010
 1,000,000 New York State Dormitory Authority
           Revenue, Memorial Sloan-Kettering
           Center,
           Series 1                                  Aa2/AA    5.00    7/01/11  1,049,060
   680,000 New York State Medical Care Facilities
           Finance Agency Revenue, Series A,
           SONYMA Insured +                          Aa1/NR    6.38   11/15/20    688,085
 1,100,000 Westchester County, New York,
           Healthcare Corp., Series B               Aaa/AAA    5.13   11/01/15  1,146,519
   400,000 Westchester County, New York,
           Healthcare Corp., Series B               Aaa/AAA    5.25   11/01/11    421,732
                                                                               ----------
                                                                                7,775,311
                                                                               ----------
           Housing--4.5%
    55,000 New York State Housing Finance
           Agency, Multi-Family Mortgage, Series A,
           FHA Insured +                             Aaa/AA    7.00    8/15/22     55,638
 1,000,000 New York State Mortgage Revenue -
           Homeowner Mortgage, Series 70             Aa1/NR    5.38   10/01/17  1,023,310
 1,000,000 New York State Mortgage Revenue -
           Homeowner Mortgage, Series 80             Aa1/NR    5.10   10/01/17  1,026,430
 1,000,000 New York State Mortgage Revenue -
           Homeowner Mortgage, Series 95             Aa1/NR    5.50   10/01/17  1,038,980
 1,000,000 Puerto Rico Housing Finance
           Authority, Capital Fund Program           Aa3/AA    5.00   12/01/19  1,053,250
 1,000,000 Puerto Rico Housing Finance
           Authority, Capital Fund Program           Aa3/AA    5.00   12/01/18  1,055,040
                                                                               ----------
                                                                                5,252,648
                                                                               ----------
           Industrial Development--1.0%
 1,175,000 Hempstead Township-New York
           Industrial Development Agency
           (American Refinery Fuel Co. Project),
           MBIA Insured +                           Aaa/AAA    5.00   12/01/07  1,184,952
                                                                               ----------
           Other--3.1%
 1,650,000 Liberty, New York Development Corp.
           Revenue, (Goldman Sachs Headquarters)    Aa3/AA-    5.00   10/01/15  1,780,895
 1,800,000 New York State Dormitory Authority,
           Lease Revenue Court Facilities,
           Westchester
           County, AMBAC Insured+                   Aa1/AA+    5.13    8/01/12  1,865,124

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2007 (Unaudited)

                                                        MOODY'S
PRINCIPAL                                                 /S&P   INTEREST  MATURITY
AMOUNT                                                  RATINGS*   RATE      DATE     VALUE
---------                                               -------- --------  -------- ----------
                                                                                    ----------
                                                                                    $3,646,019
                                                                                    ----------
           Pre-Refunded/Escrowed Securities--7.5%
$1,000,000 Metropolitan Transportation Authority
           New York, Transportation Facilities Revenue,
           Series B-2, MBIA Insured +, ETM              Aaa/AAA    5.00%    7/01/17  1,023,090
 1,000,000 New York State Dormitory Authority
           Lease Revenue, Series A                        A2/A+    5.38     5/15/21  1,093,300
   860,000 New York State Dormitory Authority
           Revenue, Mental Health Facilities,
           Series B                                      NR/AAA    5.25     2/15/18    938,595
   245,000 New York City Transitional Finance
           Authority, Series C                          Aa1/AAA    5.50    11/15/17    268,111
   600,000 New York State Dormitory Authority
           Revenue, New York Public Library,
           Series A, MBIA Insured +, ETM                Aaa/AAA    3.71(a)  7/01/10    533,742
   595,000 New York State Dormitory Authority,
           Fordham University, FGIC Insured +           Aaa/AAA    5.00     7/01/18    633,925
   390,000 New York State Environmental
           Facilities Corp., Series C, ETM              Aaa/AAA    5.25     6/15/12    401,162
 1,000,000 New York State Thruway Authority
           Service Contract Revenue, Highway &
           Bridge Trust Fund, Series B, MBIA
           Insured +                                    Aaa/AAA    5.25     4/01/16  1,067,590
   990,000 New York State Urban Development
           Corp., Personal Income Tax Facility,
           Series A                                     Aa3/AAA    5.38     3/15/17  1,068,200
   750,000 Suffolk County, New York, Series B,
           FGIC Insured +                               Aaa/AAA    5.00    10/01/13    784,770
   120,000 Suffolk County, New York, Water
           Authority, Waterworks Revenue, MBIA
           Insured +                                    Aaa/AAA    4.00     6/01/13    122,922
 1,000,000 Triborough Bridge & Tunnel Authority,
           General Purpose, Series Y, ETM               Aa2/AAA    6.00     1/01/12  1,071,860
                                                                                    ----------
                                                                                     9,007,267
                                                                                    ----------
           Special Tax--15.7%
 2,000,000 Metropolitan Transportation Authority
           Dedicated Tax Fund, Series A, FGIC
           Insured +                                    Aaa/AAA    5.25    11/15/15  2,130,580
 1,000,000 Nassau County, New York Interim
           Finance Authority, MBIA Insured +            Aaa/AAA    5.00    11/15/16  1,084,670
 1,500,000 Nassau County, New York Interim
           Finance Authority Sales Tax, Series A,
           AMBAC Insured +                              Aaa/AAA    5.00    11/15/17  1,607,205

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2007 (Unaudited)

                                                  MOODY'S
PRINCIPAL                                           /S&P   INTEREST MATURITY
 AMOUNT                                           RATINGS*   RATE     DATE      VALUE
---------                                         -------- -------- -------- -----------
$1,500,000 Nassau County, New York Interim
           Finance Authority, Series B, AMBAC
           Insured +                              Aaa/AAA    5.00%  11/15/16 $ 1,607,205
 1,755,000 New York NY City Transitional Finance
           Authority, Series A                    Aa1/AAA    5.50   11/15/17   1,908,440
   930,000 New York City Transitional Finance
           Authority, Series B, MBIA-IBC Insured+ Aaa/AAA    4.75   11/15/15     947,484
 1,000,000 New York City Transitional Finance
           Authority, Series C                    Aa1/AAA    5.38    2/01/13   1,067,290
 1,000,000 New York City Transitional Finance
           Authority, Series C                    Aa1/AAA    5.38    2/15/14   1,072,660
 1,000,000 New York State Dormitory Authority
           Revenue, State Personal Income Tax,
           Series A                                NR/AAA    5.00    3/15/16   1,064,320
 1,000,000 New York State Local Government
           Assistance Corp., Series A             Aa3/AAA    5.40    4/01/13   1,023,400
 1,500,000 New York State Local Government
           Assistance Corp., Series A             Aa3/AAA    5.40    4/01/15   1,535,100
 2,000,000 New York State Local Government
           Assistance Corp., Series A-1, FSA
           Insured +                              Aaa/AAA    5.00    4/01/13   2,137,700
 1,000,000 New York State Local Government
           Assistance Corp., Series C               A1/AA    6.00    4/01/08   1,023,430
                                                                             -----------
                                                                              18,209,484
                                                                             -----------
           State Appropriation--17.6%
 1,000,000 New York State Dormitory Authority
           Revenue                                 NR/AA-    5.00    7/01/18   1,064,220
 1,000,000 New York State Dormitory Authority
           Revenue                                 NR/AA-    5.00    7/01/19   1,069,850
   250,000 New York State Dormitory Authority
           Revenue, Albany County                  A1/AA-    5.50    4/01/08     254,315
 2,370,000 New York State Dormitory Authority
           Revenue, City University Construction,
           Series A, FGIC-TCRS Insured +          Aaa/AAA    5.75    7/01/18   2,675,042
   140,000 New York State Dormitory Authority
           Revenue, Mental Health Facilities,
           Series B                                NR/AAA    5.25    2/15/18     150,240
 1,500,000 New York State Dormitory Authority
           Revenue, Series B                       A1/AA-    5.25   11/15/23   1,598,910
   500,000 New York State Dormitory Authority
           Revenue, State University Dormitory
           Facilities, Series A                   Aa3/AA-    5.50    7/01/10     526,370
   500,000 New York State Dormitory Authority
           Revenue, State University Educational
           Facilities, Series A, CAPMAC-ITC
           Insured +                              Aaa/AAA    5.25    5/15/15     541,080

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2007 (Unaudited)

                                                     MOODY'S
PRINCIPAL                                              /S&P   INTEREST MATURITY
 AMOUNT                                              RATINGS*   RATE     DATE      VALUE
---------                                            -------- -------- -------- -----------
$1,500,000 New York State Dormitory Authority
           Revenue, State University Educational
           Facilities, Series A, MBIA-IBC Insured+   Aaa/AAA    5.88%   5/15/11 $ 1,626,660
   800,000 New York State Dormitory Authority
           Revenue, State University, MBIA-IBC
           Insured +                                 Aaa/AAA    5.00    5/15/15     819,536
 1,105,000 New York State Dormitory Authority
           Revenue, Upstate Community College,
           AMBAC Insured +                           Aaa/AAA    5.00    7/01/14   1,147,101
   825,000 New York State Dormitory Authority         NR/AAA    4.00    3/15/11     836,451
   485,000 New York State Thruway Authority,
           Highway and Bridges Trust Fund, Series A,
           FGIC Insured +                            Aaa/AAA    5.00    4/01/10     502,523
 1,000,000 New York State Thruway Authority,
           Highway and Bridges, General Purpose,
           Series B, FSA Insured+                    Aaa/AAA    4.75    4/01/19   1,042,800
 1,000,000 New York State Thruway Authority           A1/AA-    5.50    4/01/14   1,076,320
 1,855,000 New York State Urban Development          Aaa/AAA    5.50    7/01/16   1,894,733
   750,000 New York State Urban Development
           Corp., Correctional Facilities, Series A   A1/AA-    5.00    1/01/08     757,073
                                                                                -----------
                                                                                 17,583,224
                                                                                -----------
           Transportation--10.9%
 1,000,000 Metropolitan Transportation
           Authority, Series A                          A2/A    5.00   11/15/17   1,079,280
 1,000,000 Metropolitan Transportation
           Authority, Series A, FGIC Insured +       Aaa/AAA    4.50    4/01/18   1,053,800
 1,000,000 Metropolitan Transportation
           Authority, Series N, FGIC Insured +       Aaa/AAA    3.74    7/01/11     856,350
 1,000,000 New York State Thruway Authority
           General Revenue, Series F, AMBAC
           Insured +                                 Aaa/AAA    5.00    1/01/19   1,069,710
 1,000,000 Port Authority of New York & New
           Jersey, Series 140, FSA Insured +         Aaa/AAA    5.00   12/01/19   1,077,010
 2,000,000 Port Authority of New York & New
           Jersey, Series 125, FSA Insured +         Aaa/AAA    5.00   10/15/19   2,130,420
 1,000,000 Port Authority of New York & New
           Jersey, Series 128, FSA Insured +         Aaa/AAA    5.00   11/01/18   1,070,570
 1,000,000 Port Authority of New York & New
           Jersey, Series 142                         A1/AA-    5.00    7/15/21   1,065,810
 1,000,000 Triborough Bridge & Tunnel
           Authority, General Purpose, Series A      Aa2/AA-    5.25    1/01/16   1,064,240
 2,000,000 Triborough Bridge & Tunnel
           Authority, General Purpose, Series B      Aa2/AA-    5.25   11/15/16   2,149,740
   775,000 Triborough Bridge & Tunnel
           Authority, General Purpose, Series B      Aa2/AA-    5.25   11/15/17     830,583
 1,000,000 Triborough Bridge &Tunnel Authority       Aa2/AA-    5.25   11/15/15   1,104,430

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2007 (Unaudited)

                                                    MOODY'S
PRINCIPAL                                             /S&P   INTEREST MATURITY
 AMOUNT                                             RATINGS*   RATE     DATE      VALUE
---------                                           -------- -------- -------- ------------
                                                                               ------------
                                                                               $ 14,551,943
                                                                               ------------
           Utilities--13.5%
$1,000,000 Long Island Power Authority, New
           York Electric System Revenue, Series A,
           AMBAC Insured +                          Aaa/AAA    5.50%  12/01/10    1,063,300
 2,000,000 Long Island Power Authority, New
           York Electric System Revenue, Series B     A3/A-    5.25    6/01/14    2,172,560
 1,000,000 Long Island Power Authority, New York
           Electric System Revenue, Series E,
           MBIA Insured +                           Aaa/AAA    5.00   12/01/18    1,081,240
   850,000 Long Island Power Authority, New York
           Electric System Revenue, Series F,
           MBIA Insured +                           Aaa/AAA    4.00    5/01/12      862,215
 1,500,000 New York State Environmental Facilities
           Corp., Clean Water Revolving Funds,
           New York City Municipal Water Project,
           Series D                                 Aaa/AAA    5.25    6/15/14    1,642,860
 1,000,000 New York State Environmental
           Facilities Corp., Sub-Series E            Aa1/AA    5.38    6/15/15    1,078,630
   150,000 New York State Environmental
           Facilities Corp., Pollution Control
           Revenue, Series A                        Aaa/AAA    7.00    6/15/12      150,398
     5,000 New York State Environmental
           Facilities Corp., Pollution Control
           Revenue, Series C                         Aa2/A+    7.20    3/15/11        5,050
 1,000,000 New York State Environmental
           Facilities Corp., Series B               Aaa/AAA    5.25    6/15/17    1,072,270
   775,000 New York State Environmental
           Facilities Corp., Series B               Aaa/AAA    5.25    6/15/19      831,009
   110,000 New York State Environmental
           Facilities Corp., Unrefunded Balance,
           Series C                                 Aaa/AAA    5.25    6/15/12      113,122
 1,450,000 New York State Power Authority,
           Series A                                 Aa2/AA-    5.25   11/15/16    1,558,562
 2,500,000 New York State Power Authority,
           Series A                                 Aa2/AA-    5.00   11/15/17    2,645,349
 1,380,000 Suffolk County, New York, Water
           Authority, Waterworks Revenue, MBIA
           Insured +                                Aaa/AAA    4.00    6/01/14    1,402,328
                                                                               ------------
                                                                                 15,678,893
                                                                               ------------
           Total Municipal Bonds
           (Cost $112,323,295)                                                  114,319,964
                                                                               ------------

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2007 (Unaudited)

 NUMBER                                                 INTEREST
OF SHARES                                                 RATE        VALUE
---------                                               --------   ------------
          MONEY MARKET FUND--1.4%
1,614,039 BNY Hamilton New York Tax-Exempt
          Money Fund (Hamilton Shares)
          (Cost $ 1,614,039)                              3.42%(b) $  1,614,039
                                                                   ------------
          Total Investments
          (Cost $113,937,334) (c)--99.6%                            115,934,003
          Other assets less liabilities--0.4%                           407,086
                                                                   ------------
          Net Assets--100.0%                                       $116,341,089
                                                                   ============
--------
AMBAC       American Municipal Bond Assurance Corp.
CAPMAC-ITC  Capital Markets Assurance Corp. - Insured Trust Certificate.
ETM         Escrowed to maturity.
FGIC        Financial Guaranty Insurance Company.
FSA         Federal Security Association.
MBIA        Municipal Bond Investor Assurance.
MBIA-IBC    Municipal Bond Investor Assurance - Insured Bond Certificate.
NR          Not Rated.
SONYMA      State of New York Mortgage Authority.
*           Unaudited.
+           Insured or guaranteed by the indicated municipal bond insurance corporation.
(a)         Zero coupon security. The rate shown reflects the yield to maturity at March 31, 2007.
(b)         Represents annualized 7 day yield at March 31, 2007.
(c)         The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2007, net unrealized appreciation was $1,996,669 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,162,656 and aggregate gross unrealized depreciation of $165,987.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

Schedule of Investments

March 31, 2007 (Unaudited)

                                                    MOODY'S
PRINCIPAL                                             /S&P   INTEREST MATURITY
 AMOUNT                                             RATINGS*   RATE     DATE     VALUE
----------                                          -------- -------- -------- ----------
           MUNICIPAL BONDS--100.2%
           Education--17.7%
$2,000,000 Colorado University Enterprise System
           Revenue, Series A, FGIC Insured +        Aaa/AAA    4.75%   6/01/16 $2,083,740
 1,260,000 Connecticut State Health &
           Educational Facility Authority Revenue,
           Series H, FSA Insured +                  Aaa/AAA    5.00   11/01/14  1,365,966
 1,250,000 District of Columbia (Georgetown
           University), Series A, MBIA Insured +    Aaa/AAA    6.00    4/01/18  1,301,363
 1,105,000 Indiana State Finance Authority
           Revenue (Collegiate Project)              Aa2/AA    3.75    5/01/10  1,108,171
 1,000,000 Indiana State Finance Authority
           Revenue (Collegiate Project)              Aa2/AA    5.00    5/01/15  1,077,570
 1,425,000 Indiana University Student Fee, Series
           N, MBIA Insured +                        Aaa/AAA    5.00    8/01/11  1,499,100
 2,825,000 Metropolitan Govt. Nashville and
           Davidson County, Tennessee, H & E
           Facility (Vanderbilt University)          Aa2/AA    5.00   10/01/19  2,948,707
 1,410,000 Minnesota State Higher Educational
           Facilities Authority Revenue
           (Macalester College), Series 6B           Aa3/NR    5.00    3/01/14  1,512,944
 2,050,000 New Jersey State Educational Facility
           Authority Revenue (Institutes of
           Technology), Series B, AMBAC
           Insured+                                 Aaa/AAA    5.00    7/01/21  2,180,114
 1,000,000 New Jersey State Educational Facility
           Authority Revenue (Rowan University),
           Series C, FGIC Insured +                 Aaa/AAA    5.25    7/01/13  1,068,570
 2,000,000 New York State Dormitory Authority
           Revenue (Columbia University), Series A  Aaa/AAA    5.25    7/01/21  2,146,940
 2,000,000 Private Colleges & Universities
           Authority, Georgia Revenues, Emory
           University, Series A                      Aa2/AA    5.00    9/01/18  2,152,080
    90,000 Socorro, Texas, Independent School
           District, PSF-GTD Insured +               NR/AAA    5.38    8/15/19     95,660
 1,000,000 Southwest Higher Education Authority
           Revenue, (Southern Methodist
           University Project), AMBAC Insured +     Aaa/AAA    5.50   10/01/14  1,087,840
 1,000,000 Swarthmore Borough Authority,
           Pennsylvania (Swarthmore College)        Aaa/AA+    5.00    9/15/08  1,019,560
 1,000,000 Swarthmore Borough Authority,
           Pennsylvania (Swarthmore College)        Aaa/AA+    5.25    9/15/09  1,038,470
   280,000 Texas A & M University Revenue           Aa1/AA+    5.00    5/15/08    280,431
 1,450,000 Texas A & M University Revenue,
           Series A                                 Aa1/AA+    5.38    5/15/15  1,542,061
   810,000 Texas A & M University Revenue,
           Series A                                 Aa1/AA+    5.38    5/15/15    860,787
 2,000,000 Texas Technical University Revenue,
           Series 9, AMBAC Insured +                Aaa/AAA    5.00    2/15/12  2,113,100

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

March 31, 2007 (Unaudited)

                                                    MOODY'S
PRINCIPAL                                             /S&P   INTEREST  MATURITY
 AMOUNT                                             RATINGS*   RATE      DATE      VALUE
---------                                           -------- --------  -------- -----------
$2,405,000 University of Maryland, Auxiliary
           Facilities & Tuition Revenue, Series A    Aa2/AA    5.00%    4/01/17 $ 2,545,380
 2,000,000 University of Missouri, Series A          Aa2/AA    5.00    11/01/12   2,133,180
 2,000,000 University of Nebraska, Lincoln
           Student Fees & Facilities, Series B      Aa2/AA-    5.00     7/01/28   2,089,560
 1,000,000 University of North Carolina,
           Series A                                 Aa1/AA+    5.00    12/01/12   1,068,000
 1,665,000 University of Virginia, Series B         Aaa/AAA    5.00     6/01/18   1,778,603
                                                                                -----------
                                                                                 38,097,897
                                                                                -----------
           General Obligations--30.7%
 1,800,000 Anchorage, Alaska, Series A, MBIA
           Insured +                                Aaa/AAA    5.50     6/01/20   1,951,956
 3,000,000 Austin, Texas                            Aa1/AAA    5.00     9/01/17   3,159,720
 1,000,000 Bushland, Texas, Independent School
           District, PSF-GTD Insured +               NR/AAA    5.00     2/15/28   1,039,110
 5,000,000 California State Economic Recovery,
           Series A                                 Aa3/AA+    5.00     7/01/15   5,400,000
 2,800,000 Charlotte, North Carolina, Series C      Aaa/AAA    5.00     4/01/13   3,002,132
 5,000,000 Chicago, Illinois, Series A, FSA
           Insured +                                Aaa/AAA    5.00     1/01/14   5,357,200
 1,110,000 Chicago, Illinois, Series I, AMBAC       Aaa/AAA    5.00    12/01/17   1,202,119
           Insured +
 7,400,000 City of New York, XLCA
           Insured+                                 Aaa/AAA    5.00     9/01/22   7,859,096
 1,475,000 Clark County, Nevada, FSA Insured +      Aaa/AAA    4.50     6/01/18   1,527,171
 2,000,000 Durham County, North Carolina,
           Series B                                 Aaa/AAA    5.00     4/01/15   2,113,080
 1,000,000 Garden State Preservation Trust, Series
           C,
           FSA Insured +                            Aaa/AAA    5.13    11/01/16   1,104,070
 3,000,000 Houston, Texas, Independent School
           District                                 Aaa/AAA    5.00     2/15/19   3,202,889
 3,000,000 Illinois FIRST Series                     Aa3/AA    5.25    10/01/15   3,220,320
 1,505,000 Katy, Texas, Independent School
           District, Series B, PSF-GTD Insured +    Aaa/AAA    4.19(a)  2/15/16   1,045,328
 1,575,000 Klein, Texas, Independent School
           District, PSF-GTD Insured +              Aaa/AAA    5.00     8/01/19   1,661,531
 3,785,000 Massachusetts State, Series D, MBIA
           Insured +                                Aaa/AAA    5.50    10/01/20   4,351,539
 1,300,000 Ohio State Revenue, AMBAC Insured +      Aaa/AAA    5.00    10/01/11   1,372,813
 3,000,000 Plano, Texas, Independent School
           District, PSF-GTD Insured +              Aaa/AAA    5.00     2/15/18   3,169,649
 3,260,000 Royse City Independent School
           District, Texas, PSF-GTD Insured +        NR/AAA    4.07(a)  8/15/14   2,428,961
 1,500,000 Texas State Refunding Water Financial
           Assistance, Series A & C                  Aa1/AA    5.00     8/01/09   1,526,685
 5,000,000 Washington State, Series C, AMBAC
           Insured +                                Aaa/AAA    5.00     1/01/17   5,433,900

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

March 31, 2007 (Unaudited)

                                                   MOODY'S
PRINCIPAL                                            /S&P   INTEREST MATURITY
 AMOUNT                                            RATINGS*   RATE     DATE      VALUE
---------                                          -------- -------- -------- -----------
$4,355,000 Will County Community School
           District No 161, Summit Hill, Illinois,
           FGIC Insured +                           Aaa/NR    5.00%   1/01/23 $ 4,609,811
                                                                              -----------
                                                                               65,739,080
                                                                              -----------
           Housing--11.4%
 1,740,000 California Statewide Community
           Development Authority Revenue           Aaa/AAA    5.25    7/01/15   1,888,213
 1,210,000 Colorado Housing & Finance Authority,
           Single Family Mortgage, Class I-A-4     Aaa/AAA    4.90   11/01/11   1,250,825
 1,195,000 Illinois Housing Development
           Authority, GNMA Insured +                NR/AAA    4.13   10/20/16   1,192,598
 3,000,000 Kentucky Housing Revenue Corp.,
           Series B                                Aaa/AAA    4.80    7/01/20   3,044,430
 3,000,000 Maine State Housing Authority,
           Series D-2                              Aa1/AA+    4.75   11/15/21   3,044,400
   715,000 Maine State Housing Authority,
           Housing Mortgage Finance Program,
           Series C                                Aa1/AA+    5.30   11/15/23     743,021
 3,000,000 Mississippi Home Corp., Single Family
           Mortgage, Series B2, GNMA/FNMA
           /FHLMC Insured +                         Aaa/NR    4.38   12/01/18   2,971,980
   970,000 Missouri State Housing Development
           Single Family Mortgage Revenue
           (Homeowner Loan Program), Series A,
           GNMA/FNMA Insured +                      NR/AAA    5.05    9/01/24     992,329
 1,720,000 Nebraska Investment Finance
           Authority, Single Family Mortgage,
           Series A, GNMA/FNMA/FHLMC
           Insured +                                NR/AAA    4.70    9/01/21   1,738,077
 1,165,000 Nebraska Housing Finance Authority
           Single Family Mortgage, Series D,
           GNMA/FNMA/FHLMC Insured+                 NR/AAA    5.25    9/01/22   1,198,470
 1,500,000 New York State Mortgage Agency,
           Series 101                               Aa1/NR    5.00   10/01/18   1,528,305
 1,000,000 Pennsylvania Housing Finance
           Agency, Single Family Mortgage,
           Series 73B                              Aa2/AA+    5.00    4/01/16   1,031,190
 1,000,000 Puerto Rico Housing Finance
           Authority                                Aa3/AA    5.00   12/01/11   1,053,480
 1,950,000 Texas State Department of Housing
           and Community Affairs, Series A,
           GNMA/FNMA/MBIA Insured +                Aaa/AAA    5.45    9/01/23   2,020,239
   725,000 Vermont Housing Finance Agency,
           Series 16A, FSA Insured +               Aaa/AAA    4.85    5/01/11     727,864
                                                                              -----------
                                                                               24,425,421
                                                                              -----------

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

March 31, 2007 (Unaudited)

                                                   MOODY'S
PRINCIPAL                                           / S&P   INTEREST MATURITY
 AMOUNT                                            RATINGS*   RATE     DATE      VALUE
---------                                          -------- -------- -------- -----------
           Other--6.6%
$2,500,000 Dutchess County Industrial
           Development Agency, IBM Project,
           New York, VRDN                             A1/A+   5.45%  12/01/29 $ 2,599,775
 5,000,000 Florida Hurricane Catastrophe Fund       Aa3/AA-   5.00    7/01/11   5,253,350
 2,010,000 Fulton County Development
           Authority Revenue, Spelman Collateral     Aa3/NR   5.00    6/01/24   2,141,856
 1,000,000 Liberty, New York, Development Corp.
           Revenue, (Goldman Sachs Headquarters)    Aa3/AA-   5.00   10/01/15   1,079,330
 1,000,000 New York State Dormitory Authority
           Lease Revenue Court Facilities,
           Westchester County, AMBAC
           Insured+                                 Aa1/AA+   5.25    8/01/13   1,038,380
 1,000,000 North Carolina Infrastructure Finance
           Corp., Series A                          Aa1/AA+   5.00    2/01/22   1,056,310
 1,000,000 North Carolina Infrastructure Finance
           Corp., Series A                          Aa1/AA+   5.00    2/01/23   1,054,940
                                                                              -----------
                                                                               14,223,941
                                                                              -----------
           Pre-Refunded/Escrowed Securities--12.8%
 1,135,000 Lower Colorado River Authority, Texas
           Revenue, FSA Insured+, ETM               Aaa/AAA   5.00    1/01/15   1,227,241
   115,000 Monroe County, New York, AMBAC
           Insured +                                Aaa/AAA   6.00    6/01/11     115,437
    10,000 New Jersey State Turnpike Authority
           Revenue, ETM                             Aaa/AAA   5.88    1/01/08      10,105
 1,050,000 New York City Transitional Finance
           Authority Revenue                        Aa1/AAA   5.38   11/15/21   1,130,798
 2,950,000 New York City Transitional Finance
           Authority Revenue (Future Tax),
           Series A                                 Aa1/AAA   5.38   11/15/21   3,209,659
 8,550,000 North Carolina Eastern Municipal
           Power Agency System Revenue,
           Series A, ETM                            Aaa/BBB   5.00    1/01/17   9,274,099
 4,055,000 North Carolina Municipal Power
           Agency No. 1, Catawaba Electric
           Revenue, ETM                            Baa1/AAA   5.50    1/01/13   4,364,843
 1,000,000 Omaha, Nebraska, Series A, ETM           Aaa/AAA   6.50   12/01/16   1,214,910
 5,000,000 Portland, Oregon Sewer System
           Revenue, Series A, FGIC Insured+         Aaa/AAA   5.75    8/01/18   5,331,100
 1,560,000 Socorro, Texas, Independent School
           District, PSF-GTD Insured +               NR/AAA   5.38    8/15/19   1,664,583
                                                                              -----------
                                                                               27,542,775
                                                                              -----------

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

March 31, 2007 (Unaudited)

                                                    MOODY'S
PRINCIPAL                                             /S&P   INTEREST  MATURITY
 AMOUNT                                             RATINGS*   RATE      DATE      VALUE
---------                                           -------- --------  -------- -----------
          Special Tax--1.3%
 $100,000 New York State Local Government
          Assistance Corp., Series A, VRDN          Aa1/AA-    3.63%    4/01/22 $   100,000
2,595,000 New York State Local Government
          Assistance Corp., Series C                Aa3/AAA    6.00     4/01/12   2,779,582
                                                                                -----------
                                                                                  2,879,582
                                                                                -----------
          State Appropriation--3.2%
2,000,000 Metropolitan Transportation
          Authority, Series A, FGIC Insured+        Aaa/AAA    5.25     4/01/13   2,051,120
1,000,000 Metropolitan Transportation
          Authority, Series N, FGIC Insured +       Aaa/AAA    3.75(a)  7/01/11     856,350
3,800,000 New York State Dormitory Authority
          Revenue, Series B, VRDN                    A1/AA-    5.25    11/15/23   4,050,572
                                                                                -----------
                                                                                  6,958,042
                                                                                -----------
          Transportation--9.3%
2,270,000 Metropolitan Washington Airports
          Authority, FGIC Insured +                 Aaa/AAA    5.75    10/01/14   2,475,004
2,470,000 Metropolitan Washington Airports
          Authority, General Airport Revenue,
          Series B, MBIA Insured +                  Aaa/AAA    5.25    10/01/12   2,542,247
2,100,000 New Hampshire State Turnpike System
          Revenue, FSA Insured+                     Aaa/AAA    5.25    10/01/17   2,248,008
3,340,000 New Jersey State Transportation Trust
          Fund Authority Revenue                    Aaa/AAA    5.50     6/15/22   3,662,811
1,000,000 New Jersey State Turnpike Authority
          Revenue, Series A, FGIC Insured+          Aaa/AAA    5.00     1/01/19   1,063,880
5,000,000 New Jersey State Turnpike Authority
          Revenue, Series A, MBIA Insured +         Aaa/AAA    5.50     1/01/25   5,243,900
2,610,000 New Mexico State Transportation
          Commission, Series B                      Aa2/AAA    5.13     6/15/10   2,654,344
                                                                                -----------
                                                                                 19,890,194
                                                                                -----------
          Utilities--7.2%
1,000,000 Energy Northwest Washington
          Electrical Revenue, Project No. 1, Series
          A, FSA Insured +                          Aaa/AAA    5.50     7/01/13   1,082,670
4,000,000 Long Island Power Authority, New
          York, Electric System Revenue,
          Series B                                    A3/A-    5.25    12/01/12   4,297,320
2,000,000 Michigan Municipal Bond Authority
          Revenue, Clean Water Revolving
          Fund                                      Aaa/AAA    5.25    10/01/18   2,118,980
  140,000 Nebraska Public Power District
          Revenue, Series A, MBIA Insured+          Aaa/AAA    5.25     1/01/14     142,982

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

March 31, 2007 (Unaudited)

                                                         MOODY'S
PRINCIPAL                                                  /S&P   INTEREST  MATURITY
 AMOUNT                                                  RATINGS*   RATE      DATE       VALUE
---------                                                -------- --------  -------- ------------
$2,000,000 New York State Environmental
           Facilities Corp., Clean Water Revolving
           Funds, New York City Municipal Water
           Project, Series D                             Aaa/AAA    5.00%    6/15/21 $  2,108,460
 2,000,000 New York State Power Authority,
           Series A                                      Aa2/AA-    5.00    11/15/19    2,129,820
 2,070,000 Omaha, Nebraska, Public Power
           District, Series A                             NR/AA     7.63     2/01/12    2,279,981
 1,320,000 Rhode Island Clean Water Protection
           Finance Agency, Series A                      Aaa/AAA    5.00    10/01/11    1,377,209
                                                                                     ------------
                                                                                       15,537,422
                                                                                     ------------
           Total Municipal Bonds
           (Cost $ 212,870,682)                                                       215,294,354
                                                                                     ------------

 NUMBER
   OF
 SHARES
 ------
           MONEY MARKET FUND--0.5%
 1,030,216 BNY Hamilton New York Tax-Exempt
           Money Fund (Hamilton Shares)
           (Cost $ 1,030,216)                                       3.39(b)             1,030,216
                                                                                     ------------
           Total Investments
           (Cost $213,900,898) (c)--100.7%                                            216,324,570
           Liabilities in excess of other assets--(0.7%)                               (1,482,494)
                                                                                     ------------
           Net Assets--100.0%                                                        $214,842,076
                                                                                     ============

--------
AMBAC     American Municipal Bond Assurance Corp. ETM Escrowed to maturity.
FGIC      Financial Guaranty Insurance Company.
FHLMC     Federal Home Loan Mortgage Corp.
FNMA      Federal National Mortgage Association.
FSA       Financial Security Assurance.
GNMA      Government National Mortgage Association.
MBIA      Municipal Bond Investors Assurance.
NR        Not Rated.
PSF-GRD   Permanent School Fund Guarantee.
VRDN Variable Rate Demand Note, rate shown is in effect at March 31, 2007. Date represents ultimate maturity date.
XLCA      XL Capital Assurance.
*         Unaudited.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
(a) Zero coupon security. The rate shown reflects the yield to maturity at March 31, 2007.
(b)       Represents annualized 7 day yield at March 31, 2007.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31,2007. net unrealized appreciation was $2,423,672 based on cost for Federal income tax purposes. is consisted of aggregate gross unrealized appreciation of $2,904,471 and aggregate gross unrealized depreciation of $480,799.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

Diversification by State

March 31, 2007(Unaudited)

                                                                      % OF
                                                                     TOTAL
                                                         VALUE     NET ASSETS
                                                     ------------  ----------
Alaska                                               $  1,951,956      0.9%
California                                              7,288,213      3.4
Colorado                                                4,561,807      2.1
Connecticut                                             1,365,966      0.6
District of Columbia                                    6,318,613      3.0
Florida                                                 5,253,350      2.5
Georgia                                                 4,293,936      2.0
Illinois                                               15,582,048      7.3
Indiana                                                 3,684,841      1.7
Kentucky                                                3,044,430      1.4
Maine                                                   3,787,421      1.8
Maryland                                                2,545,380      1.2
Massachusetts                                           4,351,539      2.0
Michigan                                                2,118,980      1.0
Minnesota                                               1,512,944      0.7
Mississippi                                             2,971,980      1.4
Missouri                                                3,125,509      1.5
Nebraska                                                8,663,981      4.0
Nevada                                                  1,527,171      0.7
New Hampshire                                           2,248,008      1.1
New Jersey                                             14,333,449      6.7
New Mexico                                              2,654,344      1.2
New York                                               39,080,944     18.2
North Carolina                                         21,933,404     10.2
Ohio                                                    2,403,029      1.1
Oregon                                                  5,331,100      2.5
Pennsylvania                                            3,089,220      1.4
Puerto Rico                                             1,053,480      0.5
Rhode Island                                            1,377,209      0.6
Tennessee                                               2,948,707      1.4
Texas                                                  26,898,574     12.5
Vermont                                                   727,864      0.3
Virginia                                                1,778,603      0.8
Washington                                              6,516,570      3.0
                                                     ------------    -----
Total value of investments                            216,324,570    100.7
Liabilities in excess of other assets                  (1,482,494)    (0.7)
                                                     ------------    -----
Net Assets                                           $214,842,076    100.0%
                                                     ------------    -----

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON MUNICIPAL ENHANCED YIELD FUND

Schedule of Investments

March 31, 2007 (Unaudited)

                                                     MOODY'S
PRINCIPAL                                              /S&P   INTEREST MATURITY
 AMOUNT                                              RATINGS*   RATE     DATE    VALUE
---------                                            -------- -------- -------- --------
          MUNICIPAL BONDS--97.4%
          Alabama--3.9%
$250,000  Montgomery Medical Clinic Board            Baa/BBB-   5.25%   3/01/36 $258,443
                                                                                --------
          Alaska--0.2%
  15,000  Alaska Housing Finance Corp.,
          Series A-2                                  Aaa/AAA   5.75    6/01/24   15,341
                                                                                --------
          Arkansas--0.2%
  15,000  Arkansas Development Finance
          Authority, Series B, GNMA/FNMA
          Insured+                                     NR/AAA   5.75    7/01/26   15,111
                                                                                --------
          California--6.2%
 200,000  Golden State Tobacco Securitization Corp.,
          California Tobacco Settlement Revenue,
          Series A-1                                 Baa3/BBB   5.75    6/01/47  212,484
 200,000  Poway Unified School District,
          Community Facilities District 14-A            NR/NR   5.25    9/01/36  206,234
                                                                                --------
                                                                                 418,718
                                                                                --------
          Connecticut--1.0%
  65,000  Eastern Connecticut Resource
          Recovery Authority, Solid Waste
          Revenue (Waste Management), Series A         NR/BBB   5.50    1/01/20   65,038
                                                                                --------
          Florida--3.1%
 200,000  Miami, Florida, Health Facilities
          Authority, Health System Revenue
          Bonds (Health Catholic East), Series B         A1/A   5.25   11/15/28  210,136
                                                                                --------
          Georgia--0.5%
  25,000  Georgia State Housing & Finance
          Authority Revenue (Single Family
          Mortgage), Series D-2                       Aa2/AAA   5.10   12/01/20   25,433
  10,000  Richmond County, Georgia,
          Development Authority Solid Waste
          Disposal Revenue (International Paper Co.
          Project)                                   Baa3/BBB   5.80   12/01/20   10,276
                                                                                --------
                                                                                  35,709
                                                                                --------
          Idaho--0.2%
  15,000  Idaho Housing & Finance
          Association (Single Family Housing),
          Series G-2                                   Aaa/NR   5.35    7/01/18   15,155
                                                                                --------

BNY HAMILTON MUNICIPAL ENHANCED YIELD FUND

March 31, 2007 (Unaudited)

                                                 MOODY'S
PRINCIPAL                                         /S&P    INTEREST MATURITY
 AMOUNT                                         RATINGS *   RATE     DATE    VALUE
---------                                       --------- -------- -------- --------
          Illinois--6.1%
$300,000  Illinois Finance Authority Revenue
          (Chicago Charter School
          Project)                               NR/BBB     5.00%  12/01/36 $307,614
 100,000  Illinois Housing Development
          Authority                              Aa2/AA     5.60    8/01/32  103,060
                                                                            --------
                                                                             410,674
                                                                            --------
          Iowa--3.1%
 200,000  Iowa Higher Education Loan Authority
          (Wartburg College)                      NR/NR     5.25   10/01/30  206,442
                                                                            --------
          Kansas--3.8%
 130,000  Sedgwick & Shawnee Counties,
          Kansas, Single Family Revenue, Series
          A-1, GNMA/FNMA Insured+                Aaa/NR     5.75   12/01/37  142,372
 100,000  Sedgwick & Shawnee Counties,
          Kansas, Single Family Revenue, Series
          A-2, GNMA/FNMA Insured+                Aaa/NR     5.75   12/01/37  109,560
                                                                            --------
                                                                             251,932
                                                                            --------
          Louisiana--0.2%
  15,000  East Baton Rouge Mortgage Finance
          Authority, Series A, GNMA/FNMA
          Insured+                               Aaa/NR     5.70   10/01/33   15,099
                                                                            --------
          Massachusetts--8.4%
 250,000  Massachusetts Health & Educational
          Facilities Authority (UMass Memorial) Baa2/BBB    5.00    7/01/33  253,868
 300,000  Massachusetts State Health &
          Educational Facilities Authority
          Revenue (Milford Medical), Series E   Baa3/BBB-   5.00    7/15/32  307,994
                                                                            --------
                                                                             561,862
                                                                            --------
          Mississippi--9.0%
 250,000  Lowndes County - Solid Waste
          Disposal (Weyerhaueser)               Baa2/BBB    6.80    4/01/22  304,758
 300,000  Mississippi Business Finance
          Commission                            Baa2/BBB+   4.55   12/01/28  298,590
                                                                            --------
                                                                             603,348
                                                                            --------
          Missouri--2.3%
 130,000  Missouri Higher Education Loan
          Authority, Series B,
          GNMA/FNMA/FHLMC Insured+               Aaa/AAA    5.10    1/15/22  132,215

BNY HAMILTON MUNICIPAL ENHANCED YIELD FUND

March 31, 2007 (Unaudited)

                                                MOODY'S
PRINCIPAL                                        /S&P    INTEREST MATURITY
 AMOUNT                                        RATINGS *   RATE     DATE    VALUE
---------                                      --------- -------- -------- --------
 $20,000  Missouri Housing Development
          Commission (Homeowner Loan Project),
          Series C-1, GNMA/FNMA Insured+          NR/AAA   5.15%  9/01/21  $ 20,147
                                                                           --------
                                                                            152,362
                                                                           --------
          Nebraska--0.7%
  25,000  Nebraska Investment Finance
          Authority (Single Family Housing
          Revenue), Series A,
          GNMA/FNMA/FHLMC Insured+                NR/AAA   5.15   3/01/29    25,404
  20,000  Nebraska Investment Finance
          Authority (Single Family Housing
          Revenue), Series A, GNMA Insured+       NR/AAA   5.65   9/01/29    20,346
                                                                           --------
                                                                             45,750
                                                                           --------
          Nevada--3.0%
 200,000  Henderson Local Improvement District
          No. T-18                                 NR/NR   5.30   9/01/35   202,830
                                                                           --------
          New Hampshire--3.1%
 200,000  New Hampshire Health & Educational
          Facilities Authority
          (Catholic Medical Center)            Baa1/BBB+   5.00   7/01/36   205,504
                                                                           --------
          New Jersey--0.2%
  15,000  New Jersey Housing & Mortgage
          Finance Authority, MBIA Insured+       Aaa/AAA   5.85   4/01/29    15,299
                                                                           --------
          New Mexico--3.9%
 250,000  Farmington Pollution Control Revenue
          (Public Service Co. of New Mexico)    Baa2/BBB   4.88   4/01/33   253,060
  10,000  New Mexico Mortgage Finance
          Authority (Single Family Mortgage),
          Series B-3, GNMA/FNMA/FHLMC
          Insured+                                NR/AAA   5.15   9/01/28    10,231
                                                                           --------
                                                                            263,291
                                                                           --------
          North Carolina--0.3%
  20,000  North Carolina Housing Finance
          Agency, Series VV                       Aa2/AA   5.25   3/01/17    20,550
                                                                           --------
          North Dakota--3.9%
 250,000  Ward County, North Dakota              NR/BBB+   5.13   7/01/29   259,783
                                                                           --------

BNY HAMILTON MUNICIPAL ENHANCED YIELD FUND

March 31, 2007 (Unaudited)

                                                  MOODY'S
PRINCIPAL                                          /S&P    INTEREST MATURITY
 AMOUNT                                          RATINGS *   RATE     DATE    VALUE
---------                                        --------- -------- -------- --------
          Oklahoma--0.3%
 $20,000  Oklahoma Housing Finance Agency,
          Series A-2, GNMA Insured+                 Aaa/NR   5.35%   3/01/27 $ 20,395
                                                                             --------
          Pennsylvania--2.9%
 180,000  Saint Mary Hospital Authority
          (Catholic Health East), Series B            A1/A   5.50   11/15/24  194,636
                                                                             --------
          Puerto Rico--3.1%
 200,000  Puerto Rico Industrial Tourist
          Educational Medical & Environmental
          Control Facilities Financing Authority
          (Ana Mendez University)                  NR/BBB-   5.00    3/01/36  207,720
                                                                             --------
          Rhode Island--0.3%
  20,000  Rhode Island Housing and Mortgage
          Finance Corp., Series B-1B, FSA
          Insured+                                 Aaa/AAA   5.15   10/01/22   20,406
                                                                             --------
          South Carolina--3.0%
 170,000  Tobacco Settlement Revenue
          Management Authority, Series B          Baa3/BBB   6.38    5/15/30  197,770
                                                                             --------
          Tennessee--8.5%
 200,000  Johnson City Health & Educational
          Facilities (Mountain States)           Baa2/BBB+   5.50    7/01/36  213,270
 250,000  Sullivan County Health Educational &
          Housing Facilities Board                 NR/BBB+   5.25    9/01/36  261,910
  35,000  Tennessee Housing Development
          Agency (Homeownership Program)            Aa2/AA   5.00    7/01/17   35,491
  20,000  Tennessee Housing Development
          Agency (Homeownership
          Program), Series 1A                       Aa2/AA   5.10    1/01/33   20,339
  40,000  Tennessee Housing Development
          Agency (Homeownership
          Program), Series 3A                       Aa2/AA   5.20    7/01/22   41,012
                                                                             --------
                                                                              572,022
                                                                             --------
          Texas--6.7%
 225,000  Gulf Coast Waste Disposal Authority
          (International Paper), Series A         Baa3/BBB   6.10    8/01/24  241,011
 200,000  Gulf Coast Waste Disposal Authority
          (Waster Management), Series A             NR/BBB   5.20    5/01/28  206,216
                                                                             --------
                                                                              447,227
                                                                             --------

BNY HAMILTON MUNICIPAL ENHANCED YIELD FUND

March 31, 2007 (Unaudited)

                                               MOODY'S
PRINCIPAL                                       /S&P    INTEREST MATURITY
 AMOUNT                                       RATINGS *   RATE     DATE     VALUE
---------                                     --------- -------- -------- ----------
          Utah--0.2%
 $15,000  Utah Housing Corp. (Single Family
          Mortgage Revenue), Series C-2,
          Class II, FHA Insured+                Aa2/AA    5.25%   7/01/23 $   15,327
                                                                          ----------
          Vermont--4.5%
 300,000  Vermont Educational & Health
          Buildings Financing Agency Revenue,
          (Fletcher Allen Hospital), Series A Baa1/BBB    4.75   12/01/36    300,675
                                                                          ----------
          Virginia--0.3%
  20,000  Virginia State Housing Development
          Authority, Series B, MBIA Insured+   Aaa/AAA    5.60    3/01/25     20,671
                                                                          ----------
          Washington--1.2%
  40,000  Tobacco Settlement Authority of
          Washington                          Baa3/BBB    6.63    6/01/32     44,566
  35,000  Washington State Housing Finance
          Commission, Series 1A,
          GNMA/FNMA Insured+                    Aaa/NR    5.25   12/01/18     35,713
                                                                          ----------
                                                                              80,279
                                                                          ----------
          Wisconsin--3.1%
 200,000  Wisconsin Health & Educational
          Facilities Authority
          (Marsh Field Clinic), Series A       NR/BBB+    5.38    2/15/34    211,180
                                                                          ----------
          Total Municipal Bonds
          (Cost $ 6,439,246)                                               6,536,685
                                                                          ----------
          Total Investments
          (Cost $6,439,246) (a)--97.4%                                     6,536,685
          Other assets less liabilities--2.6%                                171,934
                                                                          ----------
          Net Assets--100.0%                                              $6,708,619
                                                                          ==========

--------
FHA       Federal Housing Administration.
FHLMC     Federal Home Loan Mortgage Corp.
FNMA      Federal National Mortgage Association.
FSA       Financial Security Assurance.
GNMA      Government National Mortgage Association.
MBIA      Municipal Bond Investor Assurance.
NR        Not Rated.
*         Unaudited.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2007, net unrealized appreciation was $97,439 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $103,842 and aggregate gross unrealized depreciation of $6,403.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON U.S. BOND MARKET INDEX FUND

Schedule of Investments

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
           UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--34.8%
           Federal Home Loan Mortgage Corp.--2.9%
$1,400,000 5.75%, 4/15/08 (a)                                       $ 1,410,060
   625,000 5.13%, 7/15/12 (a)                                           633,413
   225,000 5.00%, 2/16/17 (a)                                           224,545
   350,000 6.25%, 7/15/32 (a)                                           398,651
                                                                    -----------
                                                                      2,666,669
                                                                    -----------
           Federal National Mortgage Association--6.8%
 2,375,000 3.25%, 2/15/09                                             2,305,932
   100,000 7.25%, 1/15/10                                               106,270
 1,025,000 3.88%, 2/15/10 (a)                                         1,000,515
   450,000 6.00%, 5/15/11 (a)                                           469,213
 1,275,000 4.38%, 3/15/13 (a)                                         1,241,488
   650,000 5.13%, 1/02/14 (a)                                           650,848
   200,000 5.00%, 4/15/15 (a)                                           200,767
   300,000 6.25%, 5/15/29 (a)                                           338,058
                                                                    -----------
                                                                      6,313,091
                                                                    -----------
           Tennessee Valley Authority--0.2%
   165,000 6.15%, 1/15/38                                               184,233
                                                                    -----------
           United States Treasury Bonds--3.0%
   275,000 7.88%, 2/15/21                                               357,242
   900,000 7.63%, 2/15/25                                             1,186,173
   950,000 5.38%, 2/15/31 (a)                                         1,012,789
   200,000 4.50%, 2/15/36 (a)                                           188,562
                                                                    -----------
                                                                      2,744,766
                                                                    -----------
           United States Treasury Notes--21.9%
 5,000,000 5.625%, 5/15/08 (a)                                        5,040,820
 3,325,000 4.75%, 11/15/08 (a)                                        3,326,559
   375,000 6.00%, 8/15/09 (a)                                           386,704
 4,375,000 5.75%, 8/15/10 (a)                                         4,539,916
 1,150,000 5.00%, 8/15/11 (a)                                         1,172,281
   500,000 4.00%, 2/15/15 (a)                                           479,336
 2,000,000 4.25%, 8/15/15                                             1,946,484
 1,175,000 4.50%, 2/15/16 (a)                                         1,163,067
 2,175,000 5.13%, 5/15/16 (a)                                         2,248,830
                                                                    -----------
                                                                     20,303,997
                                                                    -----------
           Total United States Government Agencies & Obligations
           (Cost $ 32,790,966)                                       32,212,756
                                                                    -----------

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                              --------
          MORTGAGE-BACKED SECURITIES--33.5%
          Federal Home Loan Mortgage Corp.--23.3%
    $322  Gold Pool #E00162
          7.00%, 10/01/07                                              $    323
   2,246  Gold Pool #E20195
          7.50%, 9/01/10                                                  2,292
     257  Gold Pool #G10573
          7.50%, 9/01/11                                                    263
   5,632  Gold Pool #E65603
          7.00%, 10/01/11                                                 5,777
  10,067  Pool #D93193
          6.50%, 12/01/12                                                10,308
  21,797  Gold Pool #E68391
          7.00%, 12/01/12                                                22,470
  15,275  Gold Pool #C90017
          6.50%, 4/01/13                                                 15,714
  83,613  Gold Pool #E00635
          6.50%, 3/01/14                                                 85,669
  40,407  Gold Pool #E00720
          6.00%, 7/01/14                                                 41,152
   4,660  Pool #275438
          7.50%, 8/01/16                                                  4,829
  23,864  Pool #170215
          8.00%, 2/01/17                                                 24,980
  19,333  Gold Pool #C90188
          7.00%, 10/01/17                                                20,179
   2,501  Pool #555217
          8.50%, 10/01/18                                                 2,647
       1  Gold Pool # B11591
          5.00%, 1/01/19                                                      1
  63,685  Gold Pool #D93193
          6.50%, 3/01/19                                                 65,820
 495,569  Gold Pool #B19238
          4.50%, 5/01/20                                                479,850
   7,827  Gold Pool #C90349
          8.00%, 7/01/20                                                  8,241
 407,132  Gold Pool #C90562
          6.00%, 7/01/22                                                414,239
  49,609  Pool #D51845
          5.50%, 4/01/24                                                 49,414
   6,004  Gold Pool #C80166
          7.50%, 4/01/24                                                  6,293
  37,374  Gold Pool #D54110
          7.50%, 6/01/24                                                 39,174
  22,563  Gold Pool #G00331
          7.00%, 12/01/24                                                23,445
  12,682  Gold Pool #C00453
          6.50%, 4/01/26                                                 13,032
  11,616  Gold Pool #D76456
          7.50%, 12/01/26                                                12,181

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
   $4,467 Gold Pool #G00752
          7.50%, 8/01/27                                             $    4,684
   85,840 Gold Pool #C20273
          6.00%, 6/01/28                                                 86,964
    4,627 Gold Pool #C00664
          7.50%, 9/01/28                                                  4,850
   12,654 Gold Pool #C00658
          6.50%, 10/01/28                                                13,052
   30,752 Gold Pool #C19286
          6.00%, 12/01/28                                                31,235
    7,991 Gold Pool #C20338
          6.00%, 1/01/29                                                  8,117
  162,722 Gold Pool #G01169
          5.50%, 1/01/30                                                161,930
   15,783 Gold Pool #C01024
          7.50%, 7/01/30                                                 16,510
   62,143 Gold Pool #C61574
          5.50%, 12/01/31                                                61,633
   89,763 Gold Pool #C62800
          6.00%, 1/01/32                                                 91,039
  770,198 Gold Pool #C69955
          6.50%, 8/01/32                                                791,647
  350,952 Gold Pool #C70842
          6.00%, 9/01/32                                                355,598
  298,579 Gold Pool #C76042
          6.00%, 1/01/33                                                302,532
  242,652 Gold Pool #G01564
          6.00%, 4/01/33                                                246,101
4,124,921 Gold Pool #A15088
          5.50%, 10/01/33                                             4,091,279
  119,416 Gold Pool #G08006 (a)
          6.00%, 8/1/34 (a)                                             120,691
  318,603 Gold Pool #G01740
          5.50%, 12/01/34                                               315,790
2,471,569 Gold Pool #G08061
          5.50%, 6/01/35                                              2,448,164
  208,000 Gold Pool #A37615
          5.50%, 9/01/35                                                206,030
1,123,840 Gold Pool #G12088
          4.50%, 5/01/19 (a)                                          1,091,014
1,342,616 Gold Pool #G12089
          5.00%, 11/01/19 (a)                                         1,327,478
  226,057 Gold Pool #G12091
          5.50%, 10/01/20 (a)                                           226,613
1,300,000 Gold Pool #G18171
          5.00%, 3/01/22 (a)                                          1,281,943
  281,494 Pool #847154
          4.80%, 5/01/33 FRN (a)                                        278,958

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
  $36,270 Pool #781884
          5.15%, 8/01/34 FRN (a)                                    $    35,887
   84,789 Pool #1B2692
          4.46%, 12/01/34 FRN (a)                                        84,212
   32,571 Pool #782548
          4.99%, 6/01/35 FRN (a)                                         32,212
6,131,420 Gold Pool #A47040
          5.00%, 9/01/35 (a)                                          5,931,688
  613,655 Gold Pool #G02109
          6.00%, 3/01/36 (a)                                            618,986
                                                                    -----------
                                                                     21,615,148
                                                                    -----------
          Federal National Mortgage Association--7.2%
   12,371 Pool #303851
          7.00%, 4/01/11                                                 12,677
    4,154 Pool #313895
          6.50%, 12/01/12                                                 4,255
    5,019 Pool #50820
          8.00%, 2/01/13                                                  5,213
   67,997 Pool #449294
          5.50%, 2/01/14                                                 68,410
   32,691 Pool #190663
          7.00%, 3/01/14                                                 33,903
   44,275 Pool #598032
          6.00%, 8/01/14                                                 44,760
      236 Pool #527268
          7.00%, 11/01/14                                                   243
   77,475 Pool #535633
          5.50%, 12/01/14                                                77,978
   48,172 Pool #535377
          8.00%, 6/01/15                                                 50,391
   41,323 Pool #553721
          8.50%, 9/01/15                                                 44,134
    3,022 Pool #350055
          8.00%, 4/01/16                                                  3,049
   40,504 Pool #6222
          9.00%, 4/01/16                                                 41,856
    7,545 Pool #408241
          6.00%, 2/01/18                                                  7,692
   87,356 Pool #713562
          5.00%, 4/01/18                                                 87,202
  139,324 Pool #254802
          4.50%, 7/01/18                                                135,251
  283,504 Pool #254044
          6.50%, 10/01/21                                               292,762
  131,667 Pool #254232
          6.50%, 3/01/22                                                135,715

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                              --------
 $23,606  Pool #50544
          8.00%, 3/01/22                                               $ 24,941
   8,185  Pool #50774
          7.00%, 8/01/23                                                  8,533
  12,609  Pool #406605
          6.00%, 5/01/24                                                 12,759
  19,251  Pool #326556
          6.50%, 10/01/25                                                19,756
  59,806  Pool #335054
          6.00%, 1/01/26                                                 60,696
   5,165  Pool #313275
          7.50%, 4/01/26                                                  5,419
  34,606  Pool #545646
          7.00%, 9/01/26                                                 36,094
   4,886  Pool #421027
          7.50%, 11/01/26                                                 5,121
  18,330  Pool #251498
          6.50%, 2/01/28                                                 18,913
  41,748  Pool #494507
          5.00%, 11/01/28                                                40,467
  18,283  Pool #252211
          6.00%, 1/01/29                                                 18,561
  12,205  Pool #252333
          6.00%, 1/01/29                                                 12,412
  10,224  Pool #323824
          8.00%, 5/01/29                                                 10,843
   1,917  Pool #253395
          8.50%, 7/01/30                                                  2,063
   2,478  Pool #190312
          6.50%, 4/01/31                                                  2,553
   3,210  Pool #589646
          6.50%, 6/01/31                                                  3,306
 251,602  Pool #618250
          6.00%, 1/01/32 (a)                                            255,012
 108,363  Pool #661452
          6.50%, 7/01/32                                                111,529
 126,561  Pool #703726
          5.00%, 2/01/33                                                122,676
 512,338  Pool #789291
          4.50%, 5/01/33                                                484,147
 208,479  Pool #720021
          5.50%, 8/01/33 (a)                                            206,771
 114,242  Pool #746299
          4.12%, 9/01/33 FRN (a)                                        111,992
 165,359  Pool #725777
          5.00%, 10/01/33                                               160,183
  73,724  Pool #756744
          5.00%, 12/01/33                                                71,416
  92,497  Pool #757503
          5.50%, 2/01/34                                                 91,686

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
 $367,211 Pool #725314
          5.00%, 4/01/34                                             $  355,717
  464,410 Pool #725762
          6.00%, 8/01/34                                                469,956
  186,648 Pool #725773
          5.50%, 9/01/34                                                185,010
   81,782 Pool #725866
          4.50%, 9/01/34 (a)                                             76,958
  344,749 Pool #255412
          6.00%, 10/01/34                                               348,224
   50,196 Pool #803594
          4.81%, 10/01/34 FRN (a)                                        50,109
1,587,308 Pool #735224
          5.50%, 2/01/35                                              1,574,302
  223,404 Pool #827804
          6.00%, 3/01/35                                                226,431
  103,526 Pool #735503
          6.00%, 4/01/35                                                104,762
  196,935 Pool #828451
          5.23%, 601/35 FRN                                             195,571
  104,201 Pool #848368
          5.05%, 12/01/35 FRN                                           104,216
                                                                     ----------
                                                                      6,634,596
                                                                     ----------
          Government National Mortgage Association--3.0%
    4,932 Pool #359959
          6.50%, 12/15/08                                                 4,961
   71,346 Pool #421769
          7.50%, 9/15/11                                                 73,411
   34,965 Pool #490725
          6.00%, 10/15/13                                                35,620
   14,029 Pool #469940
          6.00%, 1/15/14                                                 14,288
    3,513 Pool #434573
          7.50%, 10/15/14                                                 3,652
   66,264 Pool #569502
          5.00%, 1/15/17                                                 65,796
   29,009 Pool #569626
          6.00%, 2/15/17                                                 29,525
   13,303 Pool #203737
          8.00%, 2/15/17                                                 14,046
  383,919 Pool #596648
          5.00%, 10/15/17                                               381,204
  279,472 Pool #591765
          5.00%, 10/15/17                                               277,497
   82,937 Pool #604957
          4.50%, 1/15/19                                                 80,771
   91,640 Pool #582985
          4.50%, 6/15/19                                                 89,246

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
 480,488  Pool #649466
          5.50%, 9/15/20                                            $   482,811
  42,902  Pool #780021
          7.50%, 12/15/23                                                44,768
   2,666  Pool #2038
          8.50%, 7/20/25                                                  2,871
  28,549  Pool #430097
          8.25%, 10/15/26                                                30,516
   9,808  Pool #780585
          8.25%, 6/15/27                                                 10,475
   3,030  Pool #412334
          7.00%, 10/15/27                                                 3,171
   3,953  Pool #2547
          6.50%, 2/20/28                                                  4,065
   1,005  Pool #464686
          6.50%, 7/15/28                                                  1,035
   3,233  Pool #482878
          7.00%, 12/15/28                                                 3,382
  89,062  Pool #780958
          6.00%, 1/15/29                                                 90,547
  44,941  Pool #487634
          6.50%, 8/15/29                                                 46,279
   1,440  Pool #516531
          8.00%, 5/15/30                                                  1,528
      44  Pool #511772
          8.00%, 11/15/30                                                    47
      77  Pool #485393
          7.00%, 4/15/31                                                     81
  10,254  Pool #471763
          6.50%, 5/15/31                                                 10,550
   8,902  Pool #551101
          6.00%, 11/15/31                                                 9,044
 363,771  Pool #622630
          5.50%, 11/15/33                                               362,254
 203,041  Pool #628058
          5.50%, 12/15/33                                               202,194
  60,598  Pool #3662
          3.50%, 5/20/34                                                 53,111
 381,676  Pool #640904
          5.00%, 4/15/35                                                371,590
                                                                    -----------
                                                                      2,800,336
                                                                    -----------
          Total Mortgage-Backed Securities
          (Cost $ 31,266,105)                                        31,050,080
                                                                    -----------
          CORPORATE BONDS--18.5%
          Aerospace/Defense--0.3%
 125,000  General Dynamics Corp.
          4.25%, 5/15/13                                                119,425

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$125,000  Raytheon Co.
          4.85%, 1/15/11                                             $  123,630
                                                                     ----------
                                                                        243,055
                                                                     ----------
          Auto Manufacturers--0.2%
 225,000  DaimlerChrysler NA Holdings Corp.
          6.50%, 11/15/13                                               236,963
                                                                     ----------
          Banks--1.4%
 225,000  Bank of America Corp.
          5.38%, 6/15/14                                                225,033
 100,000  BB&T Corp.
          5.25%, 11/01/19                                                96,854
 200,000  Fifth Third Bank
          4.20%, 2/23/10                                                195,645
 200,000  Mercantile Bankshares Corp.
          4.63%, 4/15/13                                                194,715
 150,000  Royal Bank of Scotland Group PLC
          (Great Britain)
          5.00%, 10/01/14                                               146,473
 225,000  U.S. Bank NA
          4.95%, 10/30/14                                               219,626
 200,000  Wachovia Corp.
          5.25%, 8/01/14                                                197,668
  75,000  Wells Fargo Bank
          4.75%, 2/09/15 (a)                                             71,956
                                                                     ----------
                                                                      1,347,970
                                                                     ----------
          Beverages--0.3%
 175,000  Coca-Cola Enterprises, Inc.
          8.00%, 9/15/22                                                212,889
  75,000  Diageo Finance BV (Netherlands)
          5.30%, 10/28/15                                                73,766
                                                                     ----------
                                                                        286,655
                                                                     ----------
          Chemicals--0.4%
 325,000  duPont (E.I.) de Nemours & Co.
          6.88%, 10/15/09                                               339,539
                                                                     ----------
          Computers--0.3%
 100,000  IBM Corp.
          4.38%, 6/01/09                                                 98,871
 200,000  IBM Corp.
          7.00%, 10/30/25                                               227,799
                                                                     ----------
                                                                        326,670
                                                                     ----------

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$125,000  Raytheon Co.
          4.85%, 1/15/11                                             $  123,630
                                                                     ----------
                                                                        243,055
                                                                     ----------
          Auto Manufacturers--0.2%
 225,000  DaimlerChrysler NA Holdings Corp.
          6.50%, 11/15/13                                               236,963
                                                                     ----------
          Banks--1.4%
 225,000  Bank of America Corp.
          5.38%, 6/15/14                                                225,033
 100,000  BB&T Corp.
          5.25%, 11/01/19                                                96,854
 200,000  Fifth Third Bank
          4.20%, 2/23/10                                                195,645
 200,000  Mercantile Bankshares Corp.
          4.63%, 4/15/13                                                194,715
 150,000  Royal Bank of Scotland Group PLC
          (Great Britain)
          5.00%, 10/01/14                                               146,473
 225,000  U.S. Bank NA
          4.95%, 10/30/14                                               219,626
 200,000  Wachovia Corp.
          5.25%, 8/01/14                                                197,668
  75,000  Wells Fargo Bank
          4.75%, 2/09/15 (a)                                             71,956
                                                                     ----------
                                                                      1,347,970
                                                                     ----------
          Beverages--0.3%
 175,000  Coca-Cola Enterprises, Inc.
          8.00%, 9/15/22                                                212,889
  75,000  Diageo Finance BV (Netherlands)
          5.30%, 10/28/15                                                73,766
                                                                     ----------
                                                                        286,655
                                                                     ----------
          Chemicals--0.4%
 325,000  duPont (E.I.) de Nemours & Co.
          6.88%, 10/15/09                                               339,539
                                                                     ----------
          Computers--0.3%
 100,000  IBM Corp.
          4.38%, 6/01/09                                                 98,871
 200,000  IBM Corp.
          7.00%, 10/30/25                                               227,799
                                                                     ----------
                                                                        326,670
                                                                     ----------

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
          Diversified Financial Services--4.1%
$200,000  Capital One Bank
          5.13%, 2/15/14                                             $  195,719
 325,000  CIT Group, Inc.
          5.00%, 2/01/15 (a)                                            311,675
 325,000  Citigroup, Inc.
          6.00%, 2/21/12                                                337,113
 200,000  Countrywide Home Loans, Inc.
          4.13%, 9/15/09                                                194,508
 200,000  Credit Suisse USA, Inc.
          5.38%, 3/02/16 (a)                                            199,573
  45,000  AEP Texas Central Transition Funding LLC,
          Series A-5
          5.30%, 7/01/20                                                 44,693
 275,000  General Electric Capital Corp.
          6.75%, 3/15/32                                                311,584
 225,000  Goldman Sachs Group, Inc.
          6.60%, 1/15/12                                                237,519
 175,000  HSBC Finance Corp.
          5.25%, 1/15/14                                                173,491
 250,000  International Lease Finance Corp.
          4.75%, 1/13/12                                                245,461
 250,000  JPMorgan Chase & Co.
          5.15%, 10/01/15                                               244,457
 150,000  John Deere Capital Corp.
          5.10%, 1/15/13 (a)                                            149,277
 200,000  Lehman Brothers Holdings, Inc.
          6.63%, 1/18/12                                                211,288
 200,000  Merrill Lynch & Co.
          5.77%, 7/25/11 (a)                                            204,591
 165,000  Merrill Lynch & Co.
          Series B
          3.70%, 4/21/08                                                162,382
 175,000  Morgan Stanley
          5.75%, 10/18/16 (a)                                           176,016
 100,000  SLM Corp.
          5.00%, 10/01/13                                                98,599
 100,000  The Bear Stearns Cos, Inc.
          5.30%, 10/30/15                                                98,475
 225,000  Toyota Motor Credit Corp.
          5.50%, 12/15/08                                               225,965
                                                                     ----------
                                                                      3,822,386
                                                                     ----------
          Electric--1.3%
 175,000  ConEdison Co., Inc.
          5.30%, 3/01/35                                                160,237
 175,000  Constellation Energy Group, Inc.
          7.00%, 4/01/12                                                187,590

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$150,000  Dominion Resources, Inc.
          5.15%, 7/15/15                                             $  146,047
  75,000  Duke Energy Corp.
          6.25%, 1/15/12                                                 78,485
 100,000  Exelon Corp.
          4.90%, 6/15/15                                                 93,442
 150,000  Florida Power & Light Co.
          5.65%, 2/01/35                                                147,487
 100,000  NiSource Finance Corp.
          7.88%, 11/15/10                                               108,383
 275,000  Ontario Electricity Financial Corp. (Canada)
          6.10%, 1/30/08                                                276,800
                                                                     ----------
                                                                      1,198,471
                                                                     ----------
          Food--0.6%
 225,000  Kraft Foods, Inc.
          6.25%, 6/01/12                                                233,798
 125,000  Safeway, Inc.
          4.95%, 8/16/10                                                123,518
 175,000  The Kroger Co.
          7.50%, 4/01/31                                                190,709
                                                                     ----------
                                                                        548,025
                                                                     ----------
          Healthcare--Services--0.1%
  75,000  UnitedHealth Group, Inc.
          5.38%, 3/15/16                                                 74,446
                                                                     ----------
          Holding Companies--Diversified--0.3%
 250,000  NiSource Capital Markets, Inc.
          7.99%, 4/01/22                                                289,752
                                                                     ----------
          Insurance--1.2%
 325,000  Aegon NV (Netherlands)
          4.75%, 6/01/13                                                316,204
 100,000  Allstate Corp.
          5.00%, 8/15/14                                                 97,738
  75,000  Marsh & McLennan Cos., Inc.
          5.88%, 8/01/33 (a)                                             68,505
 175,000  MetLife, Inc.
          5.00%, 11/24/13                                               173,279
 250,000  Prudential Financial, Inc.
          5.10%, 9/20/14                                                245,387
 200,000  Travelers Property Casualty Corp.
          5.00%, 3/15/13                                                196,751
                                                                     ----------
                                                                      1,097,864
                                                                     ----------

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
          Machinery--Construction & Mining--0.1%
 $75,000  Caterpillar, Inc.
          7.30%, 5/01/31                                             $   87,756
                                                                     ----------
          Media--1.3%
 325,000  Comcast Cable Communications, Inc.
          6.75%, 1/30/11                                                342,239
  50,000  Comcast Cable Communications, Inc.
          8.88%, 5/01/17                                                 61,131
 275,000  Cox Communications, Inc.
          7.13%, 10/01/12                                               296,473
 100,000  News America Holdings, Inc.
          7.75%, 12/01/45                                               113,043
 250,000  Time Warner, Inc.
          6.88%, 5/01/12                                                266,405
 100,000  Walt Disney Co.
          6.38%, 3/01/12                                                105,602
                                                                     ----------
                                                                      1,184,893
                                                                     ----------
          Mining--0.4%
 250,000  Alcoa, Inc.
          6.00%, 1/15/12                                                257,069
 150,000  BHP Billiton Finance (Australia)
          4.80%, 4/15/13                                                146,025
                                                                     ----------
                                                                        403,094
                                                                     ----------
          Miscellaneous Manufacturing--0.2%
 175,000  Honeywell International, Inc.
          6.13%, 11/01/11                                               182,446
                                                                     ----------
          Oil & Gas--1.5%
  50,000  Amerada Hess Corp.
          7.88%, 10/01/29                                                57,675
 125,000  Conoco, Inc.
          6.95%, 4/15/29                                                141,734
 125,000  Devon Financing Corp.
          7.88%, 9/30/31                                                148,172
 175,000  Exxon Mobil Corp.
          8.63%, 8/15/21                                                229,937
 100,000  Nexen, Inc. (Canada)
          5.88%, 3/10/35                                                 93,807
  95,000  Noble Affiliates, Inc.
          8.00%, 4/01/27                                                111,293
 150,000  Norsk Hydro ASA (Norway)
          7.75%, 6/15/23                                                179,710
 300,000  Pemex Project Funding Master Trust
          7.88%, 2/01/09                                                312,750

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$100,000  Valero Energy Corp.
          7.50%, 4/15/32                                             $  113,633
                                                                     ----------
                                                                      1,388,711
                                                                     ----------
          Pharmaceuticals--0.1%
 125,000  Wyeth
          5.50%, 3/15/13                                                126,067
                                                                     ----------
          Pipelines--0.2%
 140,000  Texas Eastern Transmission Corp.
          7.30%, 12/01/10                                               148,788
                                                                     ----------
          REITS--0.2%
 150,000  Simon Property Group LP
          5.25%, 12/01/16                                               146,770
                                                                     ----------
          Retail--0.9%
 275,000  Federated Department Stores, Inc.
          7.00%, 2/15/28                                                279,207
  25,000  Home Depot, Inc.
          5.40%, 3/01/16                                                 24,412
 100,000  Target Corp.
          5.88%, 3/01/12                                                103,459
 100,000  Target Corp.
          7.00%, 7/15/31                                                114,047
 150,000  Wal-Mart Stores, Inc.
          6.88%, 8/10/09                                                156,132
 150,000  Wal-Mart Stores, Inc.
          5.25%, 9/01/35                                                136,251
                                                                     ----------
                                                                        813,508
                                                                     ----------
          Savings & Loans--0.1%
  75,000  Washington Mutual Bank
          5.13%, 1/15/15                                                 71,950
                                                                     ----------
          Telecommunications--2.5%
 225,000  AT&T Wireless Services, Inc.
          7.88%, 3/01/11                                                246,199
 100,000  Bellsouth Corp.
          6.55%, 6/15/34                                                102,812
 200,000  British Telecom PLC (Great Britain)
          9.13%, 12/15/30 (b)                                           274,603
 215,000  Deutsche Telekom International
          Finance BV (Netherlands)
          8.00%, 6/15/10 (c)                                            233,063

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
$100,000  GTE Corp.
          6.94%, 4/15/28                                            $   105,464
 250,000  Koninklijke KPN NV (Netherlands)
          8.00%, 10/01/10                                               271,185
 150,000  SBC Communications, Inc.
          5.10%, 9/15/14                                                146,548
 175,000  Sprint Capital Corp.
          6.13%, 11/15/08                                               177,225
 125,000  Sprint Capital Corp.
          8.75%, 3/15/32                                                147,440
 100,000  Telecom Italia Capital SA
          (Luxembourg)
          5.25%, 10/01/15                                                94,875
  75,000  Telefonica Emisiones SAU (Spain)
          7.05%, 6/20/36                                                 80,092
 175,000  Verizon Global Funding Corp.
          7.75%, 12/01/30                                               202,841
 125,000  Vodafone Group PLC (Great Britain)
          7.88%, 2/15/30                                                144,707
  55,000  Vodafone Group PLC (Great Britain)
          5.63%, 2/27/17                                                 54,524
                                                                    -----------
                                                                      2,281,578
                                                                    -----------
          Transportation--0.5%
 100,000  Burlington Northern Santa Fe Corp.
          7.95%, 8/15/30                                                118,238
 200,000  Norfolk Southern Corp.
          7.05%, 5/01/37                                                216,650
 125,000  Union Pacific Corp.
          6.63%, 2/01/29                                                132,150
                                                                    -----------
                                                                        467,037
                                                                    -----------
          Total Corporate Bonds
          (Cost $ 16,998,512)                                        17,114,393
                                                                    -----------
          COMMERCIAL MORTGAGE-BACKED SECURITIES--5.0%
  47,288  Asset Securitization Corp.,
          Series 1995-D1, Class A2
          7.59%, 7/11/27                                                 49,470
   6,074  Asset Securitization Corp.,
          Series 1995-MD4, Class A1
          7.10%, 8/13/29                                                  6,091
   8,298  Bear Stearns Commercial
          Mortgage Securities
          Series 1999-WF2, Class A1
          6.80%, 7/15/31                                                  8,287

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                              --------
$100,000  Bear Stearns Commercial
          Mortgage Securities
          Series 2001-TOP2, Class A2
          6.48%, 2/15/35                                               $104,493
 150,000  Bear Stearns Commercial
          Mortgage Securities
          Series 2002-TOP6, Class A2
          6.46%, 10/15/36                                               157,868
 400,000  Bear Stearns Commercial
          Mortgage Securities
          Series 2003-T10, Class A2
          4.74%, 3/13/40                                                390,443
 350,000  Bear Stearns Commercial
          Mortgage Securities
          Series 2003-T12, Class A4
          4.68%, 8/13/39                                                339,856
 225,000  Citigroup Commercial Mortgage Trust
          Series 2006-C4, Class A3
          5.72%, 3/15/49                                                231,766
 675,000  Citigroup/Deutsche Bank Commercial
          Mortgage Trust
          Series 2005-CD1, Class A4
          5.23%, 7/15/44                                                674,450
 350,000  CS First Boston Mortgage
          Securities Corp.,
          Series 2000-C1, Class A2
          7.55%, 4/15/62                                                368,693
 375,000  CS First Boston Mortgage
          Securities Corp.,
          Series 2001-CK3, Class A4
          6.53%, 6/15/34                                                392,647
 303,998  DLJ Commercial Mortgage Corp.,
          Series 2000-CKP1, Class A1B
          7.18%, 11/10/33                                               320,427
 225,000  GE Capital Commercial Mortgage Corp.,
          Series 2002-1A, Class A3
          6.27%, 12/10/35                                               235,423
 150,000  JP Morgan Chase Commercial
          Mortgage Securities Corp.,
          Series 2004-LN2, Class A2
          5.12%, 7/15/41                                                148,184
 700,000  LB-UBS Commercial Mortgage Trust
          Series 2004-C7, Class A6
          4.79%, 10/15/29                                               679,578
 475,000  LB-UBS Commercial Mortgage Trust
          Series 2003-C3, Class A4
          4.17%, 5/15/32                                                449,781

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            ----------
$100,000  Morgan Stanley Dean Witter Capital I,
          Series 2001-TOP1, Class A4
          6.66%, 2/15/33                                             $  104,530
                                                                     ----------
          Total Commercial Mortgage Backed Securities
          (Cost $ 4,750,938)                                          4,661,987
                                                                     ----------
          FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS--2.3%
 100,000  British Columbia Province (Canada)
          5.38%, 10/29/08                                               100,753
 125,000  Quebec Province (Canada)
          5.13%, 11/14/16                                               124,758
 175,000  Quebec Province (Canada)
          5.75%, 2/15/09                                                177,860
 250,000  Republic of Chile (Chile)
          5.50%, 1/15/13                                                254,100
 125,000  Republic of Hungary (Hungary)
          4.75%, 2/03/15                                                120,943
 550,000  Republic of Italy (Italy)
          4.50%, 1/21/15                                                530,664
 150,000  Republic of Korea (South Korea)
          4.88%, 9/22/14                                                146,198
 625,000  United Mexican States (Mexico)
          5.63%, 1/15/17                                                630,000
                                                                     ----------
          Total Foreign Government Agencies & Obligations
          (Cost $ 2,100,733)                                          2,085,276
                                                                     ----------
          ASSET-BACKED SECURITIES--0.9%
          Diversified Financial Services--0.9%
 775,000  MBNA Master Credit Card Trust,
          Series 1999-J, Class A
          7.00%, 2/15/12
          (Cost $ 890,964)                                              812,115
                                                                     ----------
          TRUST PREFERRED BONDS--0.1%
          Banks--0.1%
 125,000  Bank of America Corp. Capital Trust XI
          6.63%, 5/23/36
          (Cost $ 126,014)                                              132,267
                                                                     ----------
          MUNICIPAL BONDS--0.1%
          General Obligations--0.1%
 125,000  Illinois State
          5.10%, 6/01/33
          (Cost $ 121,753)                                              119,369
                                                                     ----------

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2007 (Unaudited)

 NUMBER
OF SHARES                                                             VALUE
---------                                                         ------------
           MONEY MARKET FUND--4.3%
 3,970,848 BNY Hamilton Money Fund
           (Institutional Shares), 5.25% (d)
           (Cost $ 3,455,221)                                     $  3,970,848
                                                                  ------------
           INVESTMENT OF CASH COLLATERAL FOR SECURITIES
           LOANED--26.4%
           MONEY MARKET FUND--26.4%
24,416,312 BNY Institutional Cash Reserve Fund, 5.32% (e)
           (Cost 24,416,312) (f)                                    24,416,312
                                                                  ------------
           Total Investments
           (Cost $116,917,518) (g)--125.9%                         116,575,403
           Liabilities in excess of other assets --(25.9)%         (23,980,327)
                                                                  ------------
           Net Assets--100.0%                                     $ 92,595,076
                                                                  ============
--------
(a) Securities, or portion thereof, were on loan at March 31, 2007
(b) The coupon on this security varies along with its rating. For each rating downgrade below A3/BBB+ by either Moody's or Standard & Poor's, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.00%. The security currently rated Baa1/BBB+.
(c) The coupon on this security along with its rating. If its rating falls below single A by either Moody's Standard & Poor's, the coupon steps up 50 basis points. If previous situation occurs, and then increases back above BBB, the coupon steps down 50 basis points. The security is currently rated A3/A-.
(d) Represents annualized 7day yield at March 31, 2007.
(e) Interest rate shown reflects the yield as of March 31, 2007.
(f) At March 31, 2007, the total market value of the Fund's securities on loan was $23,872,624 and the total value of the collateral held by the Fund was $24,416,312.
(g) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2007, net unrealized depreciation was $342,115 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $578,489 and aggregate gross unrealized depreciation of $920,604.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         ------------
             COMMERCIAL PAPER--58.2%
             Asset-Backed Securities--49.0%
$156,380,000 Adirondack Corp. (France)
             5.30%, 4/26/07                                        $155,804,435
  85,000,000 Adirondack Corp. (France)
             5.30%, 4/27/07                                          84,674,639
 100,000,000 Anglesea Funding LLC
             5.28%, 4/04/07                                          99,999,747
 100,000,000 Anglesea Funding LLC
             5.22%, 4/13/07                                          99,826,000
 100,000,000 Anglesea Funding LLC
             5.23%, 6/07/07                                          99,026,639
 100,000,000 Anglesea Funding LLC
             5.27%, 11/30/07                                         99,980,061
 300,000,000 Aquifier Funding LLC
             5.28%, 4/04/07                                         299,868,043
  70,000,000 Atlantic Asset Securitization LLC
             5.27%, 4/10/07                                          69,907,775
 236,000,000 Austra Corp. (Australia)
             5.28%, 4/04/07                                         235,896,259
  75,000,000 Austra Corp. (Australia)
             5.28%, 4/10/07                                          74,901,000
  60,000,000 Beethoven Funding Corp. (Germany)
             5.25%, 6/15/07                                          59,344,375
 100,060,000 Buckingham LLC (Great Britain)
             5.25%, 4/18/07                                          99,811,935
  32,200,000 Carrera Capital Finance Ltd.
             5.26%, 4/10/07                                          32,157,657
  44,000,000 Carrera Capital Finance Ltd.
             5.24%, 6/06/07                                          43,577,307
  68,655,000 Cimarron CDO Corp.
             5.28%, 4/02/07                                          68,644,940
 100,000,000 Coast Asset Corp. (Australia)
             5.28%, 4/03/07                                          99,970,667
  50,000,000 Coast Asset Corp. (Australia)
             5.28%, 4/10/07                                          49,934,000
  77,869,000 Coast Asset Corp. (Australia)
             5.30%, 4/23/07                                          77,616,791
  46,081,000 Coast Asset Corp. (Australia)
             5.30%, 4/27/07                                          45,904,612
  25,339,000 Coast Asset Corp.(Australia)
             5.25%, 6/18/07                                          25,050,769
 100,000,000 Compass Securitization LLC (Germany)
             5.28%, 7/10/07                                          99,992,733
 101,758,000 Concord Minutemen Capital Co., LLC
             5.23%, 6/04/07                                         100,811,877
  97,000,000 Davis Square Corp.
             5.27%, 4/11/07                                          96,858,003
 130,000,000 East-Fleet Finance LLC
             5.29%, 5/15/07                                         129,996,778

BNY HAMILTON MONEY FUND

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         ------------
$31,622,000 Ebbets Funding LLC
            5.28%, 4/09/07                                         $ 31,584,932
116,173,000 G Street Finance (Delaware) Corp. (France)
            5.29%, 4/16/07                                          115,916,935
 40,000,000 G Street Finance (Delaware) Corp. (France)
            5.28%, 4/19/07                                           39,894,400
 43,390,000 G Street Finance (Delaware) Corp. (France)
            5.28%, 4/19/07                                           43,275,450
177,650,000 G Street Finance (Delaware) Corp. (France)
            5.28%, 5/30/07                                          176,112,735
 50,000,000 Galaxy Funding, Inc.
            5.24%, 6/04/07                                           49,534,667
 50,000,000 Greyhawk Funding LLC
            5.26%, 4/20/07                                           49,861,194
 32,170,000 Jupiter Securitization Corp.
            5.27%, 4/11/07                                           32,122,907
 71,178,000 Long Lane Master Trust IV, Series A
            5.27%, 4/05/07                                           71,136,321
100,000,000 North Sea Funding LLC (Netherlands)
            5.24%, 6/15/07                                           98,908,333
100,000,000 Ormond Quay Funding PLC (Germany)
            5.31%, 6/14/07                                           99,996,184
100,000,000 Ormond Quay Funding PLC (Germany)
            5.28%, 10/05/07                                          99,989,784
 85,152,000 Perry Global Funding LLC
            5.25%, 4/20/07                                           84,916,283
 88,715,000 Raffles Place Funding Corp.
            5.28%, 4/05/07                                           88,662,732
 50,000,000 Saint Germain Holdings, Inc.
            5.28%, 4/05/07                                           49,970,694
 50,000,000 Saint Germain Holdings, Inc.
            5.28%, 4/09/07                                           49,941,389
 75,000,000 Stanfield Victoria Funding LLC
            5.28%, 10/22/07                                          74,991,500
 50,000,000 Tasman Funding, Inc. (Netherlands)
            5.29%, 4/04/07                                           49,977,958
162,281,000 Tasman Funding, Inc. (Netherlands)
            5.28%, 4/10/07                                          162,066,789
 66,049,000 Tasman Funding, Inc. (Netherlands)
            5.28%, 4/12/07                                           65,942,441
 50,000,000 Tasman Funding, Inc. (Netherlands)
            5.28%, 4/16/07                                           49,890,000
164,237,000 TSL (USA), Inc. (Australia)
            5.28%, 4/10/07                                          164,020,207
 81,522,000 TSL (USA), Inc. (Australia)
            5.22%, 4/12/07                                           81,391,972
 41,657,000 TSL (USA), Inc. (Australia)
            5.25%, 6/15/07                                           41,201,377
 70,000,000 Tulip Funding Corp. (Netherlands)
            5.24%, 4/16/07                                           69,847,167

BNY HAMILTON MONEY FUND

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                             VALUE
 ---------                                                       --------------
$50,000,000 Waterfront Funding Corp.
            5.28%, 4/10/07                                       $   49,934,000
 50,000,000 Waterfront Funding Corp.
            5.28%, 4/13/07                                           49,912,000
100,000,000 Whistlejacket Capital LLC
            5.27%, 4/20/07                                           99,721,861
                                                                 --------------
                                                                  4,490,279,254
                                                                 --------------
            Banks--0.6%
 60,000,000 Westpac Trust Securities NZ Ltd.
            5.21%, 7/26/07                                           58,992,733
                                                                 --------------
            Diversified Financial Services--8.5%
160,000,000 Berkeley Square Finance LLC (Germany)
            5.28%, 4/10/07                                          159,788,800
100,000,000 Berkeley Square Finance LLC (Germany)
            5.29%, 4/11/07                                           99,999,444
 90,000,000 Cargill Global Funding
            5.25%, 5/17/07                                           89,396,250
 75,000,000 Harrier Finance Funding LLC
            5.30%, 7/26/07 FRN                                       74,998,823
175,778,000 Lafayette Asset Securitization LLC
            5.28%, 4/05/07                                          175,674,975
 70,323,000 Lafayette Asset Securitization LLC
            5.28%, 4/09/07                                           70,240,488
 45,938,000 Lafayette Asset Securitization LLC
            5.28%, 4/11/07                                           45,870,624
 66,780,000 Tango Finance Corp.
            5.25%, 4/18/07                                           66,614,441
                                                                 --------------
                                                                    782,583,845
                                                                 --------------
            Total Commercial Paper
            (Cost $ 5,331,855,832)                                5,331,855,832
                                                                 --------------
            CORPORATE BONDS--22.6%
            Banks--4.0%
 50,000,000 American Express Bank FSB
            5.29%, 10/11/07 FRN                                      49,997,289
200,000,000 Bank of America NA
            5.49%, 6/19/07 FRN                                      200,000,000
 33,000,000 HBOS Treasury Services PLC (Great Britain)
            5.29%, 5/06/08 FRN                                       33,000,000
 85,000,000 Westpac Banking Corp.*
            5.30%, 12/06/11 FRN                                      85,000,000
                                                                 --------------
                                                                    367,997,289
                                                                 --------------

BNY HAMILTON MONEY FUND

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         ------------
             Diversified Financial Services--18.6%
$100,000,000 Atlas Capital Funding Corp.
             5.30%, 10/17/07 FRN                                   $100,000,000
  25,000,000 Atlas Capital Funding Corp.
             5.31%, 10/25/07 FRN                                     25,000,000
  42,300,000 Carrera Capital Finance Ltd.
             5.34%, 1/15/08 FRN                                      42,299,572
  50,000,000 Carrera Capital Finance Ltd.
             5.30%, 2/25/08 FRN                                      49,997,779
  50,000,000 Carrera Capital Finance Ltd.
             5.30%, 3/25/08 FRN                                      49,995,212
  75,000,000 Cullinan Finance Corp.
             5.40%, 11/26/07                                         75,000,000
  75,000,000 Cullinan Finance Corp.
             5.40%, 1/11/08                                          75,000,000
  50,000,000 Cullinan Finance Corp.
             5.30%, 3/10/08 FRN                                      49,992,970
  70,000,000 Genworth Global Funding Trusts
             5.31%, 10/15/12                                         70,000,000
  40,000,000 Harrier Finance Funding LLC
             5.28%, 5/25/07 FRN                                      39,998,688
  50,000,000 Harrier Finance Funding LLC
             5.31%, 1/11/08 FRN                                      49,992,170
  50,000,000 Harrier Finance Funding LLC
             5.32%, 2/19/08 FRN                                      49,992,678
  50,000,000 Harrier Finance Funding LLC
             5.29%, 11/15/07 FRN                                     49,995,387
 100,000,000 Kestrel Funding US LLC
             5.29%, 9/12/07                                          99,991,055
 100,000,000 Links Finance LLC
             5.29%, 9/17/07                                          99,997,698
 100,000,000 Merrill Lynch & Co.
             5.29%, 7/27/07 FRN                                     100,000,000
  50,000,000 Parkland (USA) LLC
             5.30%, 11/02/07                                         49,997,055
  50,000,000 Parkland (USA) LLC
             5.30%, 11/20/07                                         49,996,808
  50,000,000 Parkland (USA) LLC
             5.30%, 12/11/07                                         49,996,521
  70,000,000 Premier Asset Collateralized Entity LLC
             5.30%, 4/25/07                                          69,999,867
  50,000,000 Premier Asset Collateralized Entity LLC
             5.30%, 6/15/07                                          50,000,000
  50,000,000 Premier Asset Collateralized Entity LLC
             5.30%, 10/06/07                                         49,998,728
  80,000,000 Premier Asset Collateralized Entity LLC
             5.30%, 12/17/07                                         79,996,478
  75,000,000 Tango Finance Corp.
             5.28%, 11/16/07 FRN                                     74,988,204

BNY HAMILTON MONEY FUND

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                             VALUE
 ---------                                                       --------------
$200,000,000 White Pine Finance LLC
             5.28%, 12/17/07 FRN                                 $  199,968,048
                                                                 --------------
                                                                  1,702,194,198
                                                                 --------------
             Total Corporate Bonds
             (Cost $ 2,070,192,207)                               2,070,192,207
                                                                 --------------
             CERTIFICATES OF DEPOSIT--13.4%
             Banks--13.4%
 100,000,000 Barclays Bank PLC (Great Britain)
             5.32%, 4/10/07                                         100,000,000
 100,000,000 BNP Paribas (France)
             5.28%, 6/08/07                                         100,000,000
  25,000,000 Branch Banking & Trust Corp.
             5.31%, 8/10/07                                          25,000,000
  50,000,000 Calyon
             5.33%, 7/13/07                                          50,000,000
  50,000,000 Calyon, New York
             5.33%, 7/16/07                                          50,000,000
 100,000,000 Credit Suisse
             5.28%, 4/09/07                                         100,000,000
  50,000,000 DEPFA Bank PLC (Ireland)
             5.28%, 4/02/07                                          50,000,000
  50,000,000 Deutsche Bank NY
             5.35%, 8/08/07                                          50,000,000
 100,000,000 First Tennessee Bank
             5.28%, 4/05/07                                         100,000,000
  80,000,000 HBOS Treasury Services PLC (Great Britain)
             5.32%, 7/16/07                                          80,000,000
  50,000,000 Lloyds Bank
             5.28%, 5/14/07                                          50,000,000
  70,000,000 Skandinaviska Enskilda Banken (Sweden)
             5.28%, 4/13/07                                          70,000,000
 100,000,000 Societe Generale NY
             5.42%, 1/16/08                                         100,000,000
  70,000,000 UBS AG Stamford CT
             5.29%, 5/04/07                                          70,000,000
 100,000,000 Wilmington Trust Co.
             5.32%, 5/21/07                                         100,000,000
  50,000,000 Wilmington Trust Co.
             5.31%, 6/20/07                                          50,000,000
  80,000,000 Wilmington Trust Co.
             5.35%, 8/06/07                                          80,000,000
                                                                 --------------
             Total Certificates of Deposit
             (Cost $ 1,225,000,000)                               1,225,000,000
                                                                 --------------

BNY HAMILTON MONEY FUND

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                             VALUE
 ---------                                                      --------------
             UNITED STATES GOVERNMENT AGENCIES &
             OBLIGATIONS--1.3%
             Federal Home Loan Mortgage Corp.--1.3%
$125,000,000 5.35%, 12/19/07
             (Cost $ 125,000,000)                               $  125,000,000
                                                                --------------
             TIME DEPOSIT--0.3%
             Banks--0.3%
  30,880,000 Suntrust Bank, Atlanta
             5.19%, 4/2/07
             (Cost $ 30,880,000)                                    30,880,000
                                                                --------------
             MASTER NOTE--4.4%
 400,000,000 IXIS Commercial Paper Master Note,
             5.49%, dated 3/30/07, due 4/02/07,
             repurchase price $400,182,917 (Collateral -
             CBND, 6.15%-8.38%, 5/01/07-2/27/37, MTN,
             5.68% 1/30/09, ABS, 0.00%, 2/15/34-7/25/36;
             CMO, 0.00%, 1/25/33-6/25/46; CP, 0.00%,
             4/16/07-5/16/07; CD, 0.00%, 3/13/09; aggregate
             market value plus accrued interest $ 408,186,575)
             (Cost $ 400,000,000)                                  400,000,000
                                                                --------------
             Total Investments
             (Cost $9,182,928,039) (a)--100.2%                   9,182,928,039
             Liabilities in excess of other assets--(0.2%)         (21,366,753)
                                                                --------------
             Net Assets--100.0%                                 $9,161,561,286
                                                                ==============
--------
*        Security exempt from registration under Rule 144A of the Securities
         Act of 1933.
ABS      Asset-Backed Securities.
CBND     Corporate Bonds.
CD       Certificate of Deposit.
CMO      Collateralized Mortgage Obligations.
CP       Commercial Paper.
FRN Floating Rate Note. Coupon shown is in effect at March 31, 2007. Date represents ultimate maturity date.
MTN      Medium-Term Note.
(a) The cost stated also approximates the aggregate cost for Federal income tax purpose.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON TREASURY MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                             VALUE
 ---------                                                       --------------
             UNITED STATES GOVERNMENT OBLIGATIONS--5.9%
             United States Treasury Bills+-5.9%
$100,000,000 5.15%, 4/12/07                                      $   99,842,639
  50,000,000 5.09%, 4/16/07(a)                                       49,893,854
                                                                 --------------
             Total United States Government Obligations
             (Cost $ 149,736,493)                                   149,736,493
                                                                 --------------
             REPURCHASE AGREEMENTS--94.5%
             Repurchase Agreement with Barclays Capital, Inc.
             -25.0%
 635,421,000 5.12%, dated 3/30/07, due 4/02/07
             repurchase price $635,692,113 (Collateral -
             UST Bills, 0.00%, 9/06/07 - 9/20/07;
             UST Notes, 3.63% - 5.13%, 4/30/08 - 1/15/10;
             aggregate market value plus accrued interest $
             648,130,072)                                           635,421,000
                                                                 --------------
 500,000,000 Repurchase Agreement with Deutsche Bank AG -19.6%
             5.12%, dated 3/30/07, due 4/02/07
             repurchase price $500,213,333 (Collateral -
             UST Bond, 8.00%, 11/15/21;
             UST Notes, 4.00% - 6.00%, 8/15/09 - 4/15/10;
             UST Strips, 0.00%, 8/15/07 - 8/15/21;
             aggregate market value plus accrued interest $
             510,000,000)                                           500,000,000
                                                                 --------------
 630,000,000 Repurchase Agreement with Goldman Sachs Group,
             Inc. -24.8%
             5.04%, dated 3/30/07, due 4/02/07
             repurchase price $630,264,600 (Collateral -
             UST Bill, 0.00%, 6/14/07;
             UST Bonds, 2.00% - 3.63%, 1/15/25 - 4/15/32;
             aggregate market value plus accrued interest $
             642,600,027)                                           630,000,000
                                                                 --------------
 640,000,000 Repurchase Agreement with Morgan Stanley -25.1%
             5.12%, dated 3/30/07, due 4/02/07
             repurchase price $640,273,067 (Collateral -
             UST Bill, 0.00%, 5/03/07;
             UST Notes, 2.63% - 4.88%, 1/15/09 - 4/15/09;
             aggregate market value plus accrued interest $
             652,800,539)                                           640,000,000
                                                                 --------------
             Total Repurchase Agreements
             (Cost $ 2,405,421,000)                               2,405,421,000
                                                                 --------------

BNY HAMILTON TREASURY MONEY FUND

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                             VALUE
 ---------                                                      --------------
            INVESTMENT OF CASH COLLATERAL
            FOR SECURITIES LOANED - 1.3%
$32,137,597 Repurchase Agreement with Morgan Stanley - 1.3%
            5.15%(b), dated 3/30/07, due 4/02/07
            repurchase price $ 33,824,865
            (Collateral - UST Notes, 3.13% - 6.00%,
            4/15/09 - 09/15/09; aggregate market
            value plus accrued interest $ 32,824,834)
            (Cost $32,137,597) (c)                              $   32,137,597
                                                                --------------
            Total Investments
            (Cost $ 2,587,295,090) (d)--101.7%                   2,587,295,090
            Liabilities in excess of other assets--(1.7%)          (43,062,344)
                                                                --------------
            Net Assets--100.0%                                  $2,544,232,746
                                                                ==============
--------
+ Coupon rate shown is the discounted rate at time of purchase for United States Treasury Bills. UST United States Treasury.
(a) Security, or a portion thereof, was on loan at March 31, 2007.
(b) Interest rate shown reflects the yield as of March 31, 2007.
(c) At March 31, 2007, the total market value of the Fund's securities on loan was $32,068,734 and the total value of the collateral held by the Fund was $32,137,597.
(d) The cost stated also approximates the aggregate cost for federal income tax purposes.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

                                                        MOODY'S
PRINCIPAL                                                /S&P     INTEREST MATURITY
 AMOUNT                                                RATINGS *    RATE     DATE      VALUE
---------                                              ---------- -------- -------- -----------
           SHORT-TERM MUNICIPAL BONDS--96.7%
           Education--4.0%
$1,400,000 Albany, New York, Individual
           Development Agency Civic Facility
           Revenue University Albany Foundation
           Student, Series C, AMBAC Insured + (a)       Aaa/AAA     3.68%  11/01/32 $ 1,400,000
   800,000 Connecticut State Health & Educational
           Facilities Authority Revenue, (Yale Uni-
           versity), Series T-1, MBIA Insured + (a)     Aaa/AAA     3.70    7/01/29     800,000
 1,545,000 District of Columbia Revenue, (George
           Washington University), Series C (a)         Aaa/AAA     3.66    9/15/29   1,545,000
 1,000,000 New York State Dormitory Authority
           Revenue, (Cornell University), Series B (a)  Aa1/AA+     3.75    7/01/25   1,000,000
 3,000,000 New York State Dormitory Authority
           Revenue, Non State Supported Debt
           (Columbia University), Series B (a)          Aaa/AAA     3.61    7/01/28   3,000,000
 1,100,000 New York State Dormitory Authority
           Revenue, Non State Supported Debt
           (Columbia University), Series C              Aaa/AAA     5.00    7/01/29   1,103,591
   385,000 New York State Dormitory Authority
           Revenue, Non State Supported Debt,
           Series A, AMBAC Insured +                    Aaa/AAA     4.00    7/01/07     385,418
 2,500,000 New York State Dormitory Authority,
           Revenue, Non State Supported Debt,
           (Ithaca College), AMBAC Insured +            Aaa/AAA     5.25    7/01/26   2,560,365
                                                                                    -----------
                                                                                     11,794,374
                                                                                    -----------
           General Obligations--18.2%
 1,405,000 District of Columbia, Series D, MBIA
           Insured + (a)                                Aaa/AAA     3.66    6/01/31   1,405,000
 2,000,000 Municipal Assistance Corporation for
           City of New York, New York, Series O         Aaa/AAA     5.25    7/01/07   2,008,486
 3,200,000 Municipal Assistance Corporation for
           City of New York, New York, Series G          Aaa/AA     6.00    7/01/08   3,282,754
   950,000 Nassau County, New York, Anticipation
           Notes, Series A                             MIG1/SP-1+   3.63    2/15/08     950,000
 1,945,000 New York, New York Adjustable,
           SubSeries H-2 (a)                             Aa2/AA     3.76    1/01/36   1,945,000
 3,200,000 New York, New York, Series
           B2-SubSeries B5, MBIA Insured + (a)          Aaa/AAA     3.76    8/15/09   3,200,000
 5,000,000 New York, New York, Series
           B-SubSeries B-4, MBIA Insured + (a)          Aaa/AAA     3.76    8/15/23   5,000,000
 1,000,000 New York, New York, Series
           H-SubSeries H-2, MBIA Insured + (a)          Aaa/AAA     3.76    8/01/13   1,000,000
 3,725,000 New York, New York, Series
           H-SubSeries H-2, MBIA Insured + (a)          Aaa/AAA     3.76    8/01/14   3,725,000
 4,375,000 New York, New York, Series
           H-SubSeries H-4, AMBAC Insured + (a)          Aaa/AA     3.63    8/01/15   4,375,000

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

                                                  MOODY'S
PRINCIPAL                                          /S&P    INTEREST MATURITY
 AMOUNT                                          RATINGS *   RATE     DATE      VALUE
---------                                        --------- -------- -------- -----------
$3,300,000 New York, New York, Series
           H-SubSeries H-6 MBIA Insured + (a)     Aaa/AAA    3.59%   8/01/12 $ 3,300,000
   300,000 New York, New York, SubSeries A-10
           MBIA Insured + (a)                     Aa2/AAA    3.80    8/01/17     300,000
 5,000,000 New York, New York, SubSeries A-4 (a)  Aaa/AAA    3.67    8/01/22   5,000,000
 2,300,000 New York, New York, SubSeries A-4 (a)  Aaa/AAA    3.76    8/01/21   2,300,000
 1,700,000 New York, New York, SubSeries A-6 (a)  Aaa/AAA    3.62    8/01/19   1,700,000
 1,000,000 New York, New York, SubSeries A-9 (a)  Aa2/AAA    3.60    8/01/18   1,000,000
 8,000,000 New York, New York, SubSeries C-3 (a)   Aa2/AA    3.60    8/01/20   8,000,000
 3,100,000 New York, New York, SubSeries I-3 (a)   Aa1/AA    3.76    4/01/36   3,100,000
   500,000 Suffolk County, New York, Public
           Improvement, Series B                  Aaa/AAA    5.00   10/01/07     503,700
 1,000,000 Syracuse, New York Revenue
           Anticipation Notes, Series C           NR/SP-1    4.25    6/29/07   1,001,777
   400,000 Syracuse, New York Revenue
           Anticipation Notes, Series D           NR/SP-1    4.25    7/10/07     400,798
                                                                             -----------
                                                                              53,497,515
                                                                             -----------
           Healthcare--2.0%
 1,300,000 Nassau Health Care Corp, New York,
           Revenue SubSeries 2004-C3 (a)          Aaa/AAA    3.59    8/01/29   1,300,000
 1,450,000 Nassau Health Care Corp., New York,
           Revenue, SubSeries 2004-C1 (a)         Aaa/AAA    3.63    8/01/29   1,450,000
 3,000,000 New York State Dormitory Authority
           Revenue, (Mental Health), SubSeries
           D-2C, MBIA Insured + (a)               Aaa/AAA    3.60    2/15/31   3,000,000
                                                                             -----------
                                                                               5,750,000
                                                                             -----------
           Housing--8.1%
   400,000 New Rochelle, New York, Housing
           Authority( Multi-Family Shore Medical
           Center Apartments), Series A, FNMA
           Insured + (a)                           NR/AAA    3.61   12/15/35     400,000
 3,000,000 New York City Housing Development
           Corp., Multi-Family Housing Revenue,
           (Marseilles Apartments) (a)              NR/AA    3.60   12/01/34   3,000,000
   900,000 New York City Housing Development
           Corp., Multi-Family Housing Revenue,
           (Tribeca Towers), Series A, FNMA
           Insured + (a)                           NR/AAA    3.67   11/15/19     900,000
 3,100,000 New York State Housing Finance
           Agency Revenue, (101 West End),
           FNMA Insured + (a)                      Aaa/NR    3.68    5/15/31   3,100,000
 3,400,000 New York State Housing Finance
           Agency Revenue, (101 West End),
           FNMA Insured + (a)                      Aaa/NR    3.68    5/15/31   3,400,000

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

                                                      MOODY'S
PRINCIPAL                                              /S&P    INTEREST MATURITY
 AMOUNT                                              RATINGS *   RATE     DATE      VALUE
---------                                            --------- -------- -------- -----------
 $900,000 New York State Housing Finance
          Agency Revenue, (750 6th Ave.), Series A,
          FNMA Insured + (a)                           Aaa/NR    3.70%   5/15/31 $   900,000
1,500,000 New York State Housing Finance
          Agency Revenue, (East 39th St.), Series A,
          FNMA Insured + (a)                           Aaa/NR    3.70   11/15/31   1,500,000
  900,000 New York State Housing Finance
          Agency Revenue, (Gethsemane
          Apartments), Series A, FNMA
          Insured + (a)                                Aaa/NR    3.67    5/15/33     900,000
1,700,000 New York State Housing Finance
          Agency Revenue, (Normandie CT I
          Project) (a)                                Aaa/AA+    3.63    5/15/15   1,700,000
5,875,000 New York State Housing Finance
          Agency Revenue, (River Terrace
          Housing), Series A, Fannie Mae
          Insured + (a)                                Aaa/NR    3.65    5/15/34   5,875,000
1,000,000 New York State Housing Finance
          Agency Revenue, (Tribeca), Series A,
          Fannie Mae Insured + (a)                     Aaa/NR    3.67   11/15/29   1,000,000
1,000,000 New York State Housing Finance
          Agency Revenue, Series A, Fannie Mae
          Insured + (a)                                Aaa/NR    3.67    5/01/29   1,000,000
                                                                                 -----------
                                                                                  23,675,000
                                                                                 -----------
          Industrial Development --8.1%
6,500,000 Babylon, New York, Industrial
          Development Agency Resource Revenue,
          (Ogden Martin Project), FSA Insured + (a)   Aaa/AAA    3.60    1/01/19   6,500,000
1,000,000 Erie County, New York, Industrial
          Development Agency, City of Buffalo
          Project, FSA Insured +                      Aaa/AAA    5.00    5/01/07   1,001,170
1,050,000 Monroe County New York, Industrial
          Development Agency Civic Facility
          Revenue, (Margaret Woodbury Strong) (a)      Aa2/NR    3.66    4/01/35   1,050,000
1,500,000 Monroe County, New York, Industrial
          Development Agency Revenue,
          (Monroe Community College), Series (a)       Aa2/NR    3.63    1/15/32   1,500,000
4,000,000 Nassau County, New York, Industrial
          Development Agency Civic Facility
          Revenue, (Cold Spring Harbor Lab) (a)         NR/A+    3.75    1/01/34   4,000,000
  700,000 New York, New York City Industrial
          Development Agency Civic Facility
          Revenue, (American Civil Project) (a)       Aa2/AA-    3.74    6/01/35     700,000
  700,000 New York, New York City Industrial
          Development Agency Civic Facility Revenue,
          (Lycee Francais Project), Series B (a)       Aaa/AA    3.74    6/01/32     700,000

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

                                                         MOODY'S
PRINCIPAL                                                 /S&P     INTEREST MATURITY
 AMOUNT                                                 RATINGS *    RATE     DATE      VALUE
---------                                               ---------- -------- -------- -----------
$5,700,000 Tompkins County, New York, Industrial
           Development Agency Revenue Civic
           Facility, (Cornell University), Series A (a)    Aa1/AA+   3.60%   7/01/30 $ 5,700,000
1,000,000. Tompkins County, New York, Industrial
           Development Agency Revenue Civic
           Facility, (Ithaca College), Series B, XLCA
           Insured + (a)                                    Aaa/NR   3.62    7/01/26   1,000,000
1,500,000. Tompkins County, New York, Industrial
           Development Agency Revenue, (Ithaca
           College), XLCA Insured + (a)                     Aaa/NR   3.62    7/01/34   1,500,000
                                                                                     -----------
                                                                                      23,651,170
                                                                                     -----------
           Other--1.5%
1,900,000. New York City Trust for Cultural
           Resources, (Alvin Ailey Dance
           Foundation) (a)                                 Aaa/AA+   3.60    7/01/33   1,900,000
2,600,000. New York City Trust for Cultural
           Resources, (American Museum of Natural
           History), Series A, MBIA Insured + (a)          Aaa/AAA   3.60    4/01/21   2,600,000
                                                                                     -----------
                                                                                       4,500,000
                                                                                     -----------
           Special Tax--24.2%
1,135,000. Metropolitan Transportation Authority,
           Dedicated Tax Fund, Series A,
           FSA Insured +                                   Aaa/AAA   5.00   11/15/07   1,145,453
1,640,000. Metropolitan Transportation Authority,
           Dedicated Tax Fund, Series D-1,
           AMBAC Insured + (a)                              NR/AAA   3.59   11/01/34   1,640,000
2,000,000. Metropolitan Transportation Authority,
           Series D-2 (a)                                  Aaa/AAA   3.63   11/01/32   2,000,000
3,005,000. Metropolitan Transportation Authority,
           SubSeries A-2, CIFG Insured + (a)               Aaa/AAA   3.65   11/01/34   3,005,000
1,500,000. Metropolitan Transportation Authority,
           SubSeries E-1(a)                                Aa3/AA-   3.63   11/01/35   1,500,000
4,500,000. Metropolitan Transportation Authority,
           SubSeries G-2 (a)                                Aa2/AA   3.79   11/01/26   4,500,000
4,445,000. Nassau County, New York, Interim
           Finance Authority, Sales Tax Secured,
           Series B, FSA Insured + (a)                     Aaa/AAA   3.59   11/15/22   4,445,000
3,000,000. Nassau County, New York, Tax
           Anticipation Notes, Series A                 MIG1/SP-1+   4.00    9/30/07   3,007,307
3,000,000. New York City Transitional Finance
           Authority Revenue, Anticipation
           Notes                                        MIG1/SP-1+   4.25    6/29/07   3,004,793

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

                                                     MOODY'S
PRINCIPAL                                             /S&P    INTEREST MATURITY
 AMOUNT                                             RATINGS *   RATE     DATE      VALUE
---------                                           --------- -------- -------- -----------
$5,000,000 New York City Transitional Finance
           Authority Revenue, Adjustable-Future
           Tax, Sector D, Series A-1 (a)             Aa1/AAA    3.60%  11/15/28 $ 5,000,000
 4,200,000 New York City Transitional Finance
           Authority Revenue, Series 1, SubSeries
           1B (a)                                    Aa2/AAA    3.60   11/01/22   4,200,000
 3,000,000 New York City Transitional Finance
           Authority Revenue, Series C (a)           Aa1/AAA    3.62    2/01/32   3,000,000
 3,000,000 New York City Transitional Finance
           Authority Revenue, Series C (a)           Aa1/AAA    3.75    5/01/28   3,000,000
 7,000,000 New York State Local Government
           Assistance Corp., Series 3V, FGIC
           Insured +(a)                              Aaa/AAA    3.63    4/01/24   6,999,999
 4,600,000 New York State Local Government
           Assistance Corp., Series 4V, FSA Insured
           + (a)                                     Aaa/AAA    3.63    4/01/22   4,600,000
 3,900,000 New York State Local Government
           Assistance Corp., Series B (a)            Aa1/AA-    3.60    4/01/25   3,900,000
 3,600,000 New York State Local Government
           Assistance Corp., Series C (a)             Aaa/AA    3.60    4/01/25   3,600,000
 1,000,000 New York State Local Government
           Assistance Corp., Series G, MBIA
           Insured +                                 Aaa/AAA    5.50    4/01/07   1,000,000
 3,685,000 New York State Local Government
           Assistance Corp., Series G (a)             Aa3/A+    3.59    4/01/25   3,685,000
 5,750,000 New York State Urban Development
           Corp., State Facility and Equipment,
           SubSeries A-3-C, CIFG Insured + (a)       Aaa/AAA    3.59    3/15/33   5,750,000
 2,000,000 New York, New York City, Transitional
           Finance Authority, New York City
           Recovery, Series 3, SubSeries 3E (a)      Aa2/AAA    3.74   11/01/22   2,000,000
                                                                                -----------
                                                                                 70,982,552
                                                                                -----------
           State Appropriation--4.0%
 2,625,000 Jay Street Development Corp., New
           York Courts Facilities Lease Revenue,
           Series A-3 (a)                            Aaa/AA+    3.60    5/01/22   2,625,000
 9,000,000 Jay Street Development Corp., New
           York Courts Facilities Lease Revenue,
           Series A-1 (a)                            Aaa/AA+    3.61    5/01/22   9,000,000
                                                                                -----------
                                                                                 11,625,000
                                                                                -----------
           Transportation--10.8%
 1,400,000 New York State Thruway Authority
           Highway & Bridge Transportation Fund,
           Series A                                  Aaa/AAA    5.25    4/01/13   1,428,000

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

                                                       MOODY'S
PRINCIPAL                                               /S&P    INTEREST MATURITY
 AMOUNT                                               RATINGS *   RATE     DATE      VALUE
---------                                             --------- -------- -------- -----------
$1,450,000 New York State Thruway Authority
           Highway & Bridge Transportation Fund,
           Series B                                    Aaa/AAA    4.00%   4/01/07 $ 1,450,000
   690,000 New York State Thruway Second
           Generation Highway & Bridge Fund,
           Series M1J-Reg D (a)                        Aaa/AAA    3.64    4/01/15     690,000
 3,000,000 Niagara Falls, New York, Bridge
           Commission Toll Revenue, Series A,
           FGIC Insured + (a)                          Aaa/AAA    3.60   10/01/19   3,000,000
 2,200,000 Port Authority NY and NJ Special
           Obligation Revenue, (Versatile Structure
           Obligation), Series 2 (a)                     A2/A+    3.76    5/01/19   2,200,000
 6,850,000 Port Authority NY and NJ Special
           Obligation Revenue, (Versatile Structure
           Obligation), Series 5 (a)                     A2/A+    3.75    8/01/24   6,850,000
 2,700,000 Port Authority NYand NJ Special
           Obligation Revenue, (Versatile Structure),
           Series OB-6 (a)                               A2/A+    3.81   12/01/17   2,700,000
 2,500,000 Triborough Bridge & Tunnel Authority,
           General Purpose, Series B, AMBAC
           Insured + (a)                               Aaa/AAA    3.61    1/01/32   2,500,000
 2,000,000 Triborough Bridge & Tunnel Authority,
           General Purpose, Series F (a)               Aa2/AA-    3.65   11/01/32   2,000,000
 6,500,000 Triborough Bridge & Tunnel Authority,
           Series C, AMBAC Insured+ (a)                Aaa/AAA    3.61    1/01/32   6,500,000
   400,000 Triborough Bridge & Tunnel Authority,
           SubSeries B-2 (a)                           Aa2/AA-    3.65    1/01/32     400,000
 2,000,000 Triborough Bridge & Tunnel Authority,
           SubSeries B-3                               Aa2/AA-    3.64    1/01/32   2,000,000
                                                                                  -----------
                                                                                   31,718,000
                                                                                  -----------
           Utilities--15.8%
 2,000,000 Erie County Water Authority, New
           York, Water System Revenue, Series A,
           AMBAC Insured + (a)                         Aaa/AAA    3.60   12/01/16   2,000,000
 1,250,000 Erie County Water Authority, New
           York, Water System Revenue, Series B,
           AMBAC Insured + (a)                         Aaa/AAA    3.60   12/01/16   1,250,000
   695,000 Great Neck North Water Authority, New
           York, Water System Revenue, Series A,
           FGIC Insured + (a)                          Aaa/AAA    3.60    1/01/20     695,000
 1,000,000 Long Island Power Authority, New York
           Electric System Revenue, Series F, FSA
           Insured + (a)                               Aaa/AAA    3.60   12/01/29   1,000,000
 1,000,000 Long Island Power Authority, New York
           Electric System Revenue, Series G, FSA
           Insured +(a)                                Aaa/AAA    3.59   12/01/29   1,000,000

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

                                                       MOODY'S
PRINCIPAL                                               /S&P    INTEREST MATURITY
 AMOUNT                                               RATINGS *   RATE     DATE      VALUE
---------                                             --------- -------- -------- ------------
$5,425,000 Long Island Power Authority, New York
           Electric System Revenue, SubSeries 1A(a)    Aaa/AAA    3.65%   5/01/33 $  5,425,000
 2,740,000 Long Island Power Authority, New York
           Electric System Revenue, SubSeries 1B (a)    Aa2/AA    3.75    5/01/33    2,740,000
 1,800,000 Long Island Power Authority, New York
           Electric System Revenue, Series E,
           FSA Insured + (a)                           Aaa/AAA    3.60   12/01/29    1,800,000
 1,700,000 Long Island Power Authority, New York
           Electrical System Revenue, SubSeries 3B(a)   Aa1/AA    3.76    5/01/33    1,700,000
 2,500,000 New York City Municipal Water Finance
           Authority, Water & Sewer System
           Revenue, Series A, FGIC Insured+ (a)        Aaa/AAA    3.67    6/15/25    2,500,000
 1,500,000 New York City Municipal Water Finance
           Authority, Water & Sewer System
           Revenue, Series C, FGIC Insured + (a)       Aaa/AAA    3.76    6/15/22    1,500,000
 2,000,000 New York City Municipal Water Finance
           Authority, Water & Sewer System
           Revenue, Series C, FGIC Insured + (a)       Aaa/AAA    3.81    6/15/23    2,000,000
 2,000,000 New York City Municipal Water Finance
           Authority, Water & Sewer System
           Revenue, Series B, FSA Insured + (a)        Aaa/AAA    5.75    6/15/29    2,028,539
 6,000,000 New York City Municipal Water Finance
           Authority, Water & Sewer System
           Revenue, SubSeries C-1 (a)                  Aa2/AA+    3.76    6/15/18    6,000,000
 4,500,000 New York State Energy Research &
           Development Authority, Pollution
           Control Revenue, (Orange & Rockland
           Project), Series A, FGIC Insured + (a)      Aaa/AAA    3.59   10/01/14    4,500,000
 4,500,000 New York State Energy Research &
           Development Authority, Pollution
           Control Revenue, (Orange & Rockland
           Utilities), Series A, AMBAC Insured + (a)   Aaa/AAA    3.59    8/01/15    4,500,000
 1,000,000 New York, New York City, Municipal
           Water Finance Authority, Water & Sewer
           System Revenue, Series A                    Aa2/AA+    5.13    6/15/15    1,013,193
 1,350,000 Suffolk County, New York, Water
           Authority Anticipation Notes (a)              NR/AA    3.62   12/01/09    1,350,000
 3,200,000 Suffolk County, New York, Water
           Authority (a)                                NR/AA-    3.62    1/01/08    3,200,000
                                                                                  ------------
                                                                                    46,201,732
                                                                                  ------------
           Total Short-Term Municipal Bonds
           (Cost $ 283,395,343)                                                    283,395,343
                                                                                  ------------

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 NUMBER                                                 INTEREST
OF SHARES                                                 RATE        VALUE
---------                                               --------   ------------

          MONEY MARKET FUNDS--3.1%
3,177,230 Federated Prime Obligations Fund
          (Institutional Shares)                          5.21%(b) $  3,177,230
3,000,000 Fidelity Fund (Institutional Shares)            5.23(b)     3,000,000
3,000,000 Goldman Prime Obligations Fund
          (Institutional Shares)                          5.21(b)     3,000,000
                                                                   ------------
          Total Money Market Funds
          (Cost $ 9,177,230)                                          9,177,230
                                                                   ------------
          Total Investments
          (Cost $292,572,573) (c)--99.8%                            292,572,573
          Other assets less liabilities--0.2%                           630,484
                                                                   ------------
          Net Assets--100.0%                                       $293,203,057
                                                                   ============

--------
AMBAC     American Municipal Bond Assurance.
CIFG      CDC IXIS Financial Guaranty.
FGIC      Financial Guaranty Insurance Company.
FNMA      Federal National Mortgage Association.
FSA       Financial Security Assurance.
MBIA      Municipal Bond Investor Assurance.
NR        Not rated.
XLCA      XL Capital Assurance Inc.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
*         Unaudited.
(a) Seven day or less variable rate demand note, rate shown is interest rate in effect at March 31, 2007. Date represents ultimate maturity date.
(b)       Represents annualized 7 day yield at March 31, 2007.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON 100% U.S. TREASURY SECURITIES MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         -----------
            UNITED STATES GOVERNMENT
            OBLIGATIONS--100.4%
            United States Treasury Bills +--98.1%
$50,420,000 5.00.% - 5.13%, 4/12/07                                $50,341,722
 20,947,000 4.98%-5.13%, 4/19/07                                    20,894,021
 10,000,000 5.13%, 4/26/07                                           9,964,403
    267,000 4.95%-5.00%, 5/03/07                                       265,819
  4,546,000 4.89% - 4.91%, 6/28/07                                   4,491,463
                                                                   -----------
                                                                    85,957,428
                                                                   -----------
            United States Treasury Note--2.3%
  2,000,000 4.38%, 5/15/07                                           1,998,487
                                                                   -----------
            Total United States Government Obligations
            (Cost $ 87,955,915)                                     87,955,915
                                                                   -----------
            Total Investments
            (Cost $87,955,915) (a)--100.4%                          87,955,915
            Liabilities in excess of other assets--(0.4%)             (307,044)
                                                                   -----------
            Net Assets--100.0%                                     $87,648,871
                                                                   ===========
--------
+ Coupon rate shown is the discounted rate at time of purchase for United States Treasury Bills.
(a) The cost stated also approximates the aggregate cost for federal income tax purposes.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON U. S. GOVERNMENT MONEY FUND

Schedule of Investments

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                         VALUE
---------                                                                    -----------
           UNITED STATES GOVERNMENT AGENCIES &
           OBLIGATIONS--22.0%
           Federal Home Loan Bank--17.9%
$8,000,000 5.38%, 2/28/08                                                    $ 8,000,000
 3,000,000 5.27%, 3/14/08                                                      3,000,000
                                                                             -----------
                                                                              11,000,000
                                                                             -----------
           Federal Home Loan Mortgage Corp. --4.1%
 2,500,000 5.35%, 12/19/07                                                     2,500,000
                                                                             -----------
           Total United States Government Agencies & Obligations
           (Cost $ 13,500,000)                                                13,500,000
                                                                             -----------
           REPURCHASE AGREEMENTS--78.2%
           Repurchase Agreement with Barclay's Capital ,
           Inc. - 20.5%
12,572,000 5.33%, dated 3/30/07, due 4/02/07
           repurchase price $12,577,584 (Collateral -
           FHLB,0.00%, 6/27/07; FHLMC, 5.55%, 10/04/16;
           aggregate market value plus accrued interest $ 12,824,191)         12,572,000
                                                                             -----------
           Repurchase Agreement with Deutsche Bank AG -- 20.3%
12,500,000 5.35%, dated 3/30/07, due 4/02/07
           repurchase price $12,505,573 (Collateral -
           FNMA, 7.13%, 1/15/30; aggregate market value
           plus accrued interest $ 12,750,276)                                12,500,000
                                                                             -----------
           Repurchase Agreement with Goldman Sachs Group, Inc. -- 17.9%
11,000,000 5.33%, dated 3/30/07, due 4/02/07
           repurchase price $11,004,886 (Collateral -
           FNMA, 5.00%, 4/15/15; aggregate market value
           plus accrued interest $ 11,220,009)                                11,000,000
                                                                             -----------
           Repurchase Agreement with Morgan Stanley -- 19.5%
12,000,000 5.30%, dated 3/30/07, due 4/02/07
           repurchase price $12,005,300 (Collateral -
           FHLB, 6.00%, 2/18/15; FHLMC, 5.75%, 9/11/13;
           aggregate market value plus accrued interest $ 12,240,265)         12,000,000
                                                                             -----------
           Total Repurchase Agreements
           (Cost $ 48,072,000)                                                48,072,000
                                                                             -----------

BNY HAMILTON U. S. GOVERNMENT MONEY FUND

March 31, 2007 (Unaudited)

                                                                VALUE
     Total Investments
     -----------------                                       -----------
     (Cost $61,572,000) (a)--100.2%                          $61,572,000
     Liabilities in excess of other assets--(0.2%)              (112,447)
                                                             -----------
     Net Assets--100.0%                                      $61,459,553
                                                             ===========
--------
FHLB      Federal Home Loan Bank.
FHLMC     Federal Home Loan Mortgage Corp.
FNMA      Federal National Mortgage Association.
(a) The cost stated also approximates the aggregate cost for federal income tax purposes.

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

BNY HAMILTON ENHANCED INCOME FUND

Schedule of Investments

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
           COLLATERALIZED MORTGAGE OBLIGATIONS--51.9%
           Federal Home Loan Mortgage Corp.--12.2%
$1,221,883 Series 1601, Class PJ
           6.00%, 10/15/08                                          $ 1,221,862
   216,315 Series 2643, Class LA
           4.50%, 1/15/11                                               215,839
 1,951,527 Series 2702, Class DB
           3.50%, 10/15/24                                            1,920,549
 2,462,780 Series 3034, Class FL
           5.62%, 9/15/35                                             2,469,394
 2,162,649 Series 3197, Class AM
           5.50%, 8/15/13                                             2,159,261
 1,870,927 Series 3256, Class NB
           5.75%, 5/15/16                                             1,876,893
                                                                    -----------
                                                                      9,863,798
                                                                    -----------
           Federal National Mortgage Association--26.8%
   519,803 Series 2002-77, Class QP
           5.00%, 9/25/26                                               517,344
     6,355 Series 2004-1, Class GK
           3.00%, 12/25/12                                                6,336
 2,104,621 Series 2004-90, Class GF
           5.62%, 11/25/34                                            2,111,354
 1,944,097 Series 2005-57, Class CK
           5.00%, 7/25/35                                             1,931,788
 1,796,108 Series 2006-15, Class FW
           5.62%, 1/25/36                                             1,801,306
 1,808,463 Series 2006-117, Class GF
           5.67%, 12/25/36                                            1,815,328
 1,880,008 Series 2006-129, Class FA
           5.52%, 1/25/37                                             1,876,962
 1,916,469 Series 2007-2, Class FA
           5.52%, 2/25/37                                             1,913,502
 1,944,848 Series 2007-2 , Class FB
           5.57%, 4/25/36                                             1,942,213
 1,929,280 Series 2007-2, Class FM
           5.57%, 2/25/37                                             1,930,166
 1,956,260 Series 2007-2, Class FT
           5.57%, 2/25/37                                             1,957,135
 1,958,350 Series 2007-9, Class FA
           5.67%, 3/25/37                                             1,966,283
 1,948,700 Series 2007-20, Class F
           5.58%, 3/25/37                                             1,951,037
                                                                    -----------
                                                                     21,720,754
                                                                    -----------
           Government National Mortgage Association--2.3%
 1,872,680 5.52%, 10/16/36                                            1,869,926
                                                                    -----------

BNY HAMILTON ENHANCED INCOME FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
           Whole Loan Collateral CMO--10.6%
$1,866,564 Banc of America Mortgage Securities, Inc.
           Series 2004-E, Class 1A1
           3.50%, 6/25/34                                           $ 1,870,490
 1,482,427 CS First Boston Mortgage Securities Corp.,
           Series 2004-1, Class 1A1
           5.75%, 2/25/34                                             1,476,294
   309,891 Granite Mortgages PLC, (Great Britain)
           Series 2003-1, Class 1A2
           5.55%, 1/20/20 FRN                                           310,231
 1,618,319 Indymac Index Mortgage Loan Trust,
           Series 2006-AR35, Class 2A2
           5.42%, 1/25/37                                             1,619,548
 2,292,757 Merrill Lynch Mortgage Investors Trust,
           Series 2005-A2, Class A2
           4.49%, 2/25/35                                             2,261,323
 1,101,447 Structured Adjustable Rate Mortgage Loan Trust,
           Series 2005-23, Class 1A1
           5.45%, 1/25/36                                             1,099,040
                                                                    -----------
                                                                      8,636,926
                                                                    -----------
           Total Collateralized Mortgage Obligations
           (Cost $ 42,093,679)                                       42,091,404
                                                                    -----------
           ASSET-BACKED SECURITIES--22.9%
           Automobile ABS--8.2%
   944,581 Chase Manhattan Auto Owner Trust,
           Series 2003-A, Class A4
           2.06%, 12/15/09                                              943,852
 1,391,404 USAA Auto Owner Trust, Series
           2006-2, Class A2
           5.31%, 3/16/09                                             1,392,311
 2,000,000 USAA Auto Owner Trust,
           Series 2006-3, Class A2
           5.47%, 4/15/09                                             2,002,625
   286,239 Volkswagen Auto Lease Trust,
           Series 2006-A Class A1
           5.52%, 8/20/07                                               286,449
 2,000,000 World Omni Auto Receivables Trust,
           Series 2006-B, Class A2
           5.30%, 7/15/09                                             2,001,789
                                                                    -----------
                                                                      6,627,026
                                                                    -----------
           Credit Card ABS--2.5%
 1,989,000 Discover Card Master Trust I,
           Series 2005-1, Class A
           5.33%, 9/16/10                                             1,991,062
                                                                    -----------

BNY HAMILTON ENHANCED INCOME FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
           Home Equity ABS-- 12.2%
$1,000,000 Asset Backed Funding Certificates,
           Series 2005-WMC1, Class A2C
           5.60%, 6/25/35 FRN                                       $ 1,001,025
   948,321 Credit-Based Asset Servicing and Securitization,
           Series 2006-CB1, Class AF1
           5.46%, 1/25/36                                               944,719
 2,000,000 Morgan Stanley ABS Capital 1,
           Series 2007-HE2, Class A2B
           5.41%, 1/25/37 FRN                                         1,998,273
 2,000,000 Residential Asset Securities Corp.,
           Series 2006-KS7, Class A2
           5.42%, 9/25/36 FRN                                         2,000,157
 2,000,000 Securitized Asset-Backed Receivables LLC Trust,
           Series 2006-WM4, Class A2C
           5.48%, 11/25/36 FRN                                        1,997,623
 2,000,000 Soundview Home Equity Loan Trust,
           Series 2006-3, Class A2
           5.41%, 11/25/36 FRN                                        1,999,347
                                                                    -----------
                                                                      9,941,144
                                                                    -----------
           Total Asset-Backed Securities
           (Cost $ 18,548,069)                                       18,559,232
                                                                    -----------
           CORPORATE BONDS--14.0%
           Aerospace/Defense--0.4%
   350,000 Sequa Corp.
           8.88%, 4/01/08                                               360,500
                                                                    -----------
           Commercial Services--0.9%
   375,000 Deluxe Corp.
           3.50%, 10/01/07                                              370,782
   375,000 Quebecor World Capital Corp.
           4.88% 11/15/08                                               367,031
                                                                    -----------
                                                                        737,813
                                                                    -----------
           Diversified Financial Services--7.5%
 2,500,000 Caterpillar Financial Services Corp.
           5.41%, 8/11/09 FRN                                         2,498,818
 2,500,000 CIT Group, Inc.
           5.42%, 12/19/07 FRN                                        2,502,085
   350,000 Ford Motor Credit
           7.20%, 6/15/07                                               350,069
   375,000 GMAC LLC
           5.13%, 5/09/08                                               370,719
   350,000 Case Credit Corp.
           6.75%, 10/21/07                                              353,063

BNY HAMILTON ENHANCED INCOME FUND

March 31, 2007 (Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
                                                                    $ 6,074,754
                                                                    -----------
          Food--0.5%
 $375,000 Smithfield Foods, Inc.
          7.63%, 2/15/08                                                380,625
                                                                    -----------
          Media--3.0%
  375,000 Dex Media West LLC
          8.50%, 8/15/10                                                393,281
2,000,000 Gannett Co.
          5.56%, 5/26/09 FRN                                          2,002,506
                                                                    -----------
                                                                      2,395,787
                                                                    -----------
          Packaging & Containers--0.4%
  350,000 Owens-Brockway Glass Container, Inc.
          8.88%, 2/15/09                                                358,750
                                                                    -----------
          Paper & Paper Products--0.4%
  350,000 Abitibi-Consolidated, Inc.
          6.95%, 4/01/08                                                350,875
                                                                    -----------
          Telecommunications--0.9%
  375,000 Intelsat Corp.
          6.38%, 1/15/08                                                377,344
  350,000 Qwest Capital Funding, Inc.
          6.38%, 7/15/08 (a)                                            353,500
                                                                    -----------
                                                                        730,844
                                                                    -----------
          Total Corporate Bonds
          (Cost $ 11,379,161)                                        11,389,948
                                                                    -----------

 NUMBER
   OF
 SHARES
 ------
          MONEY MARKET FUND--11.1%
9,018,491 BNY Hamilton Money Fund (Institutional Shares), 5.25% (b)
          (Cost $ 9,018,491)                                          9,018,491
                                                                    -----------
          INVESTMENT OF CASH COLLATERAL FOR SECURITIES
          LOANED--0.4%
          MONEY MARKET FUND--0.4%
  364,482 BNY Institutional Cash Reserve Fund, 5.34% (c)
          (Cost $364,482) (d)                                           364,482
                                                                    -----------

BNY HAMILTON ENHANCED INCOME FUND

March 31, 2007 (Unaudited)



             Total Investments                                         VALUE
             -----------------                                      -----------
             (Cost $81,403,882) (e)--100.3%                         $81,423,557
             Liabilities in excess of other assets --(0.3%)            (267,562)
                                                                    -----------
             Net Assets--100.0%                                     $81,155,995
                                                                    ===========
--------
FRN    Floating Rate Note. Coupon shown is in effect at March 31, 2007.
(a)    Security, or portion thereof, was on loan at March 31, 2007.
(b)    Represents annualized 7 day yield at March 31, 2007.
(c)    Interest rate shown reflects the yield as of March 31, 2007.
(d) At March 31, 2007, the total market value of the Fund's securities on loan was $364,482 and the total value of the collateral held by the Fund was $356,460.
(e) The cost stated also approximates the aggregated cost for Federal income tax purposes. At March 31, 2007, net unrealized appreciation was $19,675 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $75,231 and aggregate gross unrealized depreciation of $55,556.

The following foreign currency contracts were open at March 31, 2007:

Settlement                 Contracts                In Exchange  Unrealized
   Date       Currency    To Deliver    Currency        For      Gain (Loss)
----------   -----------  -----------  -----------  -----------  -----------
06/01/07             AUD       31,770          USD       25,000        (616)
06/01/07             AUD       31,922          USD       25,000        (739)
04/10/07             USD       25,000          AUD       31,849          722
06/13/07             USD       25,000          AUD       32,133          899
06/01/07             BRL       53,313          USD       25,000        (842)
06/01/07             BRL       54,125          USD       25,000      (1,235)
05/09/07             USD       25,000          BRL       52,200          378
04/30/07             CHF       30,732          USD       25,000        (238)
06/12/07             CHF       30,461          USD       25,000        (109)
06/13/07             CHF       30,598          USD       25,000        (223)
06/01/07             CHF       30,197          USD       25,000          130
06/01/07             USD       25,000          CHF       30,173        (151)
06/01/07             USD       25,000          CHF       30,320         (29)
06/07/07             USD       25,000          CHF       30,315         (21)
05/22/07             USD       25,000          COP   55,825,000          277
05/22/07             USD       25,000          COP   54,125,000        (492)
05/09/07             CZK      535,850          USD       25,000        (529)
05/09/07             CZK      523,333          USD       25,000           67
04/23/07             EUR       25,000          ZAR      236,238        (399)
04/03/07             EUR       18,993          USD       25,000        (285)
07/03/07             EUR       18,669          USD       25,000           58
04/03/07             USD       25,000          EUR       18,734         (60)
06/01/07             HUF    4,885,000          USD       25,000      (1,171)
06/12/07             USD       25,000          HUF    4,810,000          752
05/23/07             JPY    2,986,150          USD       25,000        (472)
06/01/07             JPY    2,884,250          USD       25,000          370
06/01/07             USD       25,000          JPY    2,938,025           89
06/01/07             USD       25,000          JPY    2,919,000         (74)
06/06/07             MXN      281,450          USD       25,000        (470)
04/23/07             USD       25,000          MXN      275,425         (15)
06/01/07             USD       25,000          MXN      281,300          464
06/01/07             USD       25,000          MXN      279,750          323

BNY HAMILTON ENHANCED INCOME FUND

March 31, 2007 (Unaudited)

Settlement                 Contracts                In Exchange  Unrealized
   Date       Currency    To Deliver    Currency        For      Gain (Loss)
----------   -----------  -----------  -----------  -----------  -----------
06/12/07             USD       50,000          MXN      559,825        $646
06/01/07             NZD       35,806          USD       25,000       (490)
06/01/07             NZD       36,348          USD       25,000       (876)
04/04/07             NZD       70,097          USD       50,000       (106)
04/04/07             USD       50,000          NZD       72,025       1,484
06/12/07             USD       25,000          NZD       36,745       1,139
06/12/07             USD       50,000          NZD       70,423          96
06/05/07             PLN       73,873          USD       25,000       (533)
06/05/07             USD       25,000          PLN       72,340           3
04/10/07             SEK      353,105          USD       50,000       (356)
05/07/07             USD       25,000          TRY       35,675         365
05/07/07             USD       25,000          TRY       35,525         259
05/07/07             TWD    1,640,500          USD       50,000         369
04/24/07             USD       25,000          ZAR      184,233         338
02/20/07             EUR       25,000          ZAR       32,839       (416)
                                                                 ----------
                                                                     $1,719
                                                                 ----------

Currency Legend:
AUD    Australian Dollar
BRL    Brazilian Real
CHF    Swiss Franc
COP    Columbian Peso
CZK    Czech Koruna
EUR    Euro Dollar
HUF    Hungarian Forint
JPY    Japanese Yen
MXN    Mexican Nuevo Peso
NZD    New Zealand Dollar
PLN    Polish Zloty
SEK    Swedish Krona
TRY    New Turkish Lira
TWD    New Taiwan Dollar
USD    United States Dollar
ZAR    South African Rand

See previously submitted notes to financial statements in the annual report dated December 31, 2006.

Item 2. Controls and Procedures.

a) The President (principal executive officer) and the Treasurer (principal financial officer) of the BNY Hamilton Funds, Inc. ("Funds") have concluded that, as of the date within 90 days of the filing date of this report on Form N-Q, there were no significant deficiencies in the design or operation of the internal controls of the Funds or The Bank of New York ("BNY"), the investment adviser and administrator of the Funds, or BNY Hamilton Distributors, a subsidiary of BISYS Fund Services, Inc. ("Bisys") which acts as sub-administrator and distributor for the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, or BNY or Bisys on behalf of the Funds, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds. There was no fraud, whether or not material, involving officers or employees of BNY, Bisys, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of BNY or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and BNY's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or BNY's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or BNY during such period.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY HAMILTON FUNDS, INC.

By:   /s/ Kevin J. Bannon
      -----------------------------------
      Kevin J. Bannon
      President and Principal Executive Officer
Date: May 21, 2007

By:   /s/ Guy Nordahl
      -----------------------------------
      Guy Nordahl
      Treasurer and Principal Financial Officer
Date: May 21, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Kevin J. Bannon
      -----------------------------------
      Kevin J. Bannon
      President and Principal Executive Officer
Date: May 21, 2007

By:
      /s/ Guy Nordahl
      -----------------------------------
      Guy Nordahl
      Treasurer and Principal Financial Officer
Date: May 21, 2007